File Nos. 333-174627
811-22564
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
ON OCTOBER 7, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 2	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 4	☑
GMO SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
40 Rowes Wharf, Boston, Massachusetts 02110
(Address of principal executive offices)
617-330-7500
(Registrant’s telephone number, including area code)
with a copy to:

Thomas R. Hiller, Esq.
J.B. Kittredge, Esq.	Ropes & Gray LLP
GMO Trust	Prudential Tower
40 Rowes Wharf	800 Boylston Street
Boston, Massachusetts 02110	Boston, Massachusetts 02199
(Name and address of agents for service)
Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.
It is proposed that this filing will become effective:
     ☐ immediately upon filing pursuant to paragraph (b)
     ☐ on (date), pursuant to paragraph (b)
     ☐ 60 days after filing pursuant to paragraph (a)(1)
     ☐ on (date), pursuant to paragraph (a)(1)
     ☑ 75 days after filing pursuant to paragraph (a)(2)
     ☐ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
     ☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This amendment includes information relating to GMO U.S. Core Equity Series Fund, a series of GMO Series Trust. The amendment does not delete or supersede any prospectus or statement of additional information in any prior post-effective amendment. Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	October 7, 2011

GMO Series Trust		Prospectus [Date]
U.S. Equity Series Funds
■	U.S. Core Equity Series Fund Class R4: Class R5: Class R6:

■	Quality Series Fund* Class R4: Class R5: Class R6:

■	U.S. Intrinsic Value Series Fund Class R4: Class R5: Class R6:

■	U.S. Growth Series Fund Class R4: Class R5: Class R6:
International Equity Series Funds
■	International Core Equity Series Fund Class R4: Class R5: Class R6:

■	International Large/Mid Cap Value Series Fund Class R4: Class R5: Class R6:

■	International Growth Equity Series Fund Class R4: Class R5: Class R6:

■	Developed World Stock Series Fund Class R4: Class R5: Class R6:

■	Foreign Series Fund Class R4: Class R5: Class R6:

■	Emerging Countries Series Fund Class R4: Class R5: Class R6:
Fixed Income Series Funds
■	Core Plus Bond Series Fund Class R4: Class R5: Class R6:

■	International Bond Series Fund Class R4: Class R5: Class R6:

■	Emerging Country Debt Series Fund Class R4: Class R5: Class R6:
Asset Allocation Series Funds
■	U.S. Equity Allocation Series Fund Class R4: Class R5: Class R6:

■	International Equity Allocation Series Fund Class R4: Class R5: Class R6:

■	Global Equity Allocation Series Fund Class R4: Class R5: Class R6:

■	Global Asset Allocation Series Fund Class R4: Class R5: Class R6:

■	Benchmark-Free Allocation Series Fund Class R4: Class R5: Class R6:

*	Although Quality Series Fund is categorized as a “U.S. Equity Series Fund,” Quality Series Fund also invests in non-U.S. equities.
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf Boston, Massachusetts 02110
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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GMO U.S. CORE EQUITY SERIES FUND
Investment Objective
          High total return (including both capital appreciation and income).
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO U.S. Core Equity Series Fund (the “Fund”).
          Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.31%[2]	0.31%[2]	0.31%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	0.88%	0.73%	0.63%
Total other expenses	0.93%	0.78%	0.68%
Total annual fund operating expenses	1.24%	1.09%	0.99%
Expense reimbursement	(0.34)%[3]	(0.34)%[3]	(0.34)%[3]
Total annual operating expenses after expense reimbursement	0.90%	0.75%	0.65%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO U.S. Core Equity Fund (“USCEF”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by USCEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by USCEF.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in USCEF and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both USCEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years
Class R4	$92	$360
Class R5	$77	$313
Class R6	$66	$281

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO U.S. Core Equity Fund (“USCEF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of USCEF. References to the Fund may refer to actions undertaken by the Fund or USCEF. The Fund’s investment adviser, GMO, is also the investment adviser to USCEF.
          The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the S&P 500 Index.
          The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or groups of equities (e.g. equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The Manager may invest in companies of any market capitalization.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.
          Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in USCEF shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in USCEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through USCEF, which include those outlined in the following brief summary of principal risks. In addition to the risks the Fund is exposed to through its investment in USCEF, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of USCEF. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair operations.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds, or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in USCEF, including the risk that USCEF will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in USCEF’s annual total returns from year to year for the periods indicated and by comparing USCEF’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 16.37% (2Q2003)
Lowest Quarter: -17.30% (3Q2002)
Year-to-Date (as of 8/31/11): 1.53%
Average Annual Total Returns*
Periods Ending December 31

	1 Year	5 Years	10 Years	Inception
				9/18/85 **
Class R4
Return Before Taxes	7.97%	-0.32%	0.10%	9.89%
Return After Taxes on Distributions	7.70%	-1.08%	-0.49%	7.09%
Return After Taxes on Distributions and Sale of Fund Shares	5.20%	-0.47%	-0.16%	7.27%
Class R5
Return Before Taxes	8.13%	-0.17%	0.25%	10.06%
Class R6
Return Before Taxes	8.24%	-0.07%	0.35%	10.17%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	10.52%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of USCEF(Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for USCEF’s predecessor fund (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

GMO QUALITY SERIES FUND
Investment Objective
          Total return (including both capital appreciation and income).
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO Quality Series Fund (the “Fund”).
          Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.33%[2]	0.33%[2]	0.33%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	0.88%	0.73%	0.63%
Total other expenses	0.93%	0.78%	0.68%
Total annual fund operating expenses	1.26%	1.11%	1.01%
Expense reimbursement	(0.34)%[3]	(0.34)%[3]	(0.34)%[3]
Total annual operating expenses after expense reimbursement	0.92%	0.77%	0.67%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO Quality Fund (“Quality Fund”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by Quality Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Quality Fund.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in Quality Fund and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both Quality Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years
Class R4	$94	$366
Class R5	$79	$319
Class R6	$68	$288

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO Quality Fund (“Quality Fund”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of Quality Fund. References to the Fund may refer to actions undertaken by the Fund or Quality Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Quality Fund.
          The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes to be of high quality.
          The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In assessing a company’s quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity and the Manager’s assessment of the company relative to its competitors.
          In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or groups of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.
          The Fund may hold fewer than 100 stocks. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments.
          The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in Quality Fund shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Quality Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Quality Fund, which include those outlined in the following brief summary of principal risks. Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Quality Fund may affect Quality Fund’s performance more than if Quality Fund were diversified. In addition to the risks the Fund is exposed to through its investment in Quality Fund, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of Quality Fund. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Focused Investment Risk — Focusing investments in a limited number of countries, sectors or companies or in industries with high positive correlations to one another creates additional risk. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in Quality Fund, including the risk that Quality Fund will not perform as expected.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in Quality Fund’s annual total returns from year to year for the periods indicated and by comparing Quality Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance. Performance information (before and after taxes) for certain periods reflects performance achieved prior to the change in Quality Fund’s principal investment strategies, effective June 1, 2009.

Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 11.31% (3Q2010)
Lowest Quarter: -13.31% (4Q2008)
Year-to-Date (as of 8/31/11): 4.79%
Average Annual Total Returns*
Periods Ending December 31

	1 Year	5 Years	10 Years	Inception
				2/6/04 **
Class R4
Return Before Taxes	4.65%	1.97%	N/A	1.51%
Return After Taxes on Distributions	4.35%	1.64%	N/A	1.22%
Return After Taxes on Distributions and Sale of Fund Shares	3.09%	1.61%	N/A	1.20%
Class R5
Return Before Taxes	4.81%	2.12%	N/A	1.67%
Class R6
Return Before Taxes	4.91%	2.22%	N/A	1.77%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	N/A	3.47%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of Quality Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for Quality Fund (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.

Quantitative Equity	Sam Wilderman (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.

Quantitative Equity	William Joyce (since the Fund’s inception)	Member, Quantitative Equity Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

GMO U.S. INTRINSIC VALUE SERIES FUND
Investment Objective
          Long-term capital growth.
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO U.S. Intrinsic Value Series Fund (the “Fund”).
          Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.31%[2]	0.31%[2]	0.31%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	0.88%	0.73%	0.63%
Total other expenses	0.93%	0.78%	0.68%
Total annual fund operating expenses	1.24%	1.09%	0.99%
Expense reimbursement	(0.34)%[3]	(0.34)%[3]	(0.34)%[3]

Total annual operating expenses after expense reimbursement	0.90%	0.75%	0.65%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO U.S. Intrinsic Value Fund (“Intrinsic Value Fund”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by Intrinsic Value Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Intrinsic Value Fund.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in Intrinsic Value Fund and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both Intrinsic Value Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years
Class R4	$92	$360
Class R5	$77	$313
Class R6	$66	$281

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO U.S. Intrinsic Value Fund (“Intrinsic Value Fund”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of Intrinsic Value Fund. References to the Fund may refer to actions undertaken by the Fund or Intrinsic Value Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Intrinsic Value Fund.
          The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Value Index.
          The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.
          The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in Intrinsic Value Fund shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Intrinsic Value Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Intrinsic Value Fund, which include those outlined in the following brief summary of principal risks. Intrinsic Value Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Intrinsic Value Fund may affect Intrinsic Value Fund’s performance more than if Intrinsic Value Fund were diversified. In addition to the risks the Fund is exposed to through its investment in Intrinsic Value Fund, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of Intrinsic Value Fund. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in Intrinsic Value Fund, including the risk that Intrinsic Value Fund will not perform as expected.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in Intrinsic Value Fund’s annual total returns from year to year for the periods indicated and by comparing Intrinsic Value Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 19.03% (2Q2003)
Lowest Quarter: -18.46% (4Q2008)
Year-to-Date (as of 8/31/11): 3.15%
Average Annual Total Returns*
Periods Ending December 31

	1 Year	5 Years	10 Years	Inception
				8/2/99 **
Class R4
Return Before Taxes	10.72%	-1.36%	1.94%	2.45%
Return After Taxes on Distributions	10.44%	-2.57%	0.63%	1.20%
Return After Taxes on Distributions and Sale of Fund Shares	6.95%	-1.43%	1.25%	1.67%
Class R5
Return Before Taxes	10.89%	-1.21%	2.10%	2.60%
Class R6
Return Before Taxes	11.00%	-1.11%	2.20%	2.71%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%	3.27%

*	The Fund is the successor to GMO Intrinsic Value Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Intrinsic Value Fund and reflects GMO Intrinsic Value Fund’s annual operating expenses (0.02% higher than those of the Fund).

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of Intrinsic Value Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for Intrinsic Value Fund’s predecessor fund (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.

Quantitative Equity	Sam Wilderman (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

GMO U.S. GROWTH SERIES FUND
Investment Objective
          Long-term capital growth.
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO U.S. Growth Series Fund (the “Fund”).
          Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.31%[2]	0.31%[2]	0.31%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	0.89%	0.74%	0.64%
Total other expenses	0.94%	0.79%	0.69%
Total annual fund operating expenses	1.25%	1.10%	1.00%
Expense reimbursement	(0.34)%[3]	(0.34)%[3]	(0.34)%[3]
Total annual operating expenses after expense reimbursement	0.91%	0.76%	0.66%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO U.S. Growth Fund (“Growth Fund”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by Growth Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Growth Fund.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in Growth Fund and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both Growth Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years
Class R4	$93	$363
Class R5	$78	$316
Class R6	$67	$285

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO U.S. Growth Fund (“Growth Fund”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of Growth Fund. References to the Fund may refer to actions undertaken by the Fund or Growth Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Growth Fund.
          The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Growth Index.
          The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.
          The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in Growth Fund shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Growth Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Growth Fund, which include those outlined in the following brief summary of principal risks. Growth Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Growth Fund may affect Growth Fund’s performance more than if Growth Fund were diversified. In addition to the risks the Fund is exposed to through its investment in Growth Fund, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of Growth Fund. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk — Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in Growth Fund, including the risk that Growth Fund will not perform as expected.

Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in Growth Fund’s annual total returns from year to year for the periods indicated and by comparing Growth Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 14.80% (2Q2003)
Lowest Quarter: -21.61% (1Q2001)
Year-to-Date (as of 8/31/11): 7.48%
Average Annual Total Returns*
Periods Ending December 31

	1 Year	5 Years	10 Years	Inception
				12/30/88 **
Class R4
Return Before Taxes	13.03%	0.50%	-1.55%	8.73%
Return After Taxes on Distributions	12.84%	0.07%	-2.08%	4.50%
Return After Taxes on Distributions and Sale of Fund Shares	8.38%	0.27%	-1.57%	5.38%
Class R5
Return Before Taxes	13.21%	0.66%	-1.40%	8.89%
Class R6
Return Before Taxes	13.32%	0.76%	-1.30%	9.00%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%	9.04%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of Growth Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for Growth Fund’s predecessor fund (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.

Quantitative Equity	Sam Wilderman (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

GMO INTERNATIONAL CORE EQUITY SERIES FUND
Investment objective
          High total return (including both capital appreciation and income).
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO International Core Equity Series Fund (the “Fund”).
           Annual Fund Operating Expenses 1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.38%[2]	0.38%[2]	0.38%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	1.00%	0.85%	0.75%
Total other expenses	1.05%	0.90%	0.80%
Total annual fund operating expenses	1.43%	1.28%	1.18%
Expense reimbursement	(0.46)%[3]	(0.46)%[3]	(0.46)%[3]
Total annual operating expenses after expense reimbursement	0.97%	0.82%	0.72%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO International Core Equity Fund (“ICEF”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by ICEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ICEF.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in ICEF and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both ICEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years
Class R4	$99	$407
Class R5	$84	$360
Class R6	$74	$329

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO International Core Equity Fund (“ICEF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of ICEF. References to the Fund may refer to actions undertaken by the Fund or ICEF. The Fund’s investment adviser, GMO, is also the investment adviser to ICEF.
          The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Index.
          The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.
          The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in ICEF shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ICEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ICEF, which include those outlined in the following brief summary of principal risks. In addition to the risks the Fund is exposed to through its investment in ICEF, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of ICEF. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in ICEF, including the risk that ICEF will not perform as expected.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in ICEF’s annual total returns from year to year for the periods indicated and by comparing ICEF’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 22.03% (2Q2009)
Lowest Quarter: -20.11% (3Q2008)
Year-to-Date (as of 8/31/11): -4.14%
Average Annual Total Returns*
Periods Ending December 31

	1 Year	5 Years	10 Years	Inception
				1/29/02 **
Class R4
Return Before Taxes	9.30%	1.17%	N/A	7.68%
Return After Taxes on Distributions	9.12%	0.36%	N/A	6.91%
Return After Taxes on Distributions and Sale of Fund Shares	6.29%	0.81%	N/A	6.53%
Class R5
Return Before Taxes	9.47%	1.32%	N/A	7.84%
Class R6
Return Before Taxes	9.58%	1.42%	N/A	7.95%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	N/A	9.04%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of ICEF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for ICEF’s predecessor fund (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.

Quantitative Equity	Sam Wilderman (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

GMO INTERNATIONAL LARGE/MID CAP VALUE SERIES FUND
Investment Objective
          High total return (including both capital appreciation and income).
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO International Large/Mid Cap Value Series Fund (the “Fund”).
          Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.50%[2]	0.50%[2]	0.50%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	1.01%	0.86%	0.76%
Total other expenses	1.06%	0.91%	0.81%
Total annual fund operating expenses	1.56%	1.41%	1.31%
Expense reimbursement	(0.46)%[3]	(0.46)%[3]	(0.46)%[3]
Total annual operating expenses after expense reimbursement	1.10%	0.95%	0.85%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO International Large/Mid Cap Value Fund (“ILMCVF”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by ILMCVF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ILMCVF.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in ILMCVF and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both ILMCVF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years
Class R4	$112	$448
Class R5	$97	$401
Class R6	$87	$370

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO International Large/Mid Cap Value Fund (“ILMCVF”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of ILMCVF. References to the Fund may refer to actions undertaken by the Fund or ILMCVF. The Fund’s investment adviser, GMO, is also the investment adviser to ILMCVF.
          The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index.
          The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.
          The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. companies that issue stocks included in the MSCI Standard Indices, international stock indices, and in companies with similar market capitalizations (“large- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of large- and mid-cap companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S. and include both developed and emerging countries. For purposes of the Fund’s investments, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.

          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in ILMCVF. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ILMCVF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ILMCVF, which include those outlined in the following brief summary of principal risks. In addition to the risks the Fund is exposed to through its investment in ILMCVF, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of ILMCVF. For a more complete discussion of these risks, see “Description of Principal Risks.”
          The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in ILMCVF, including the risk that ILMCVF will not perform as expected.
Performance
          Because ILMCVF had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.

Quantitative Equity	Sam Wilderman (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

GMO INTERNATIONAL GROWTH EQUITY SERIES FUND
Investment objective
          High total return (including both capital appreciation and income).
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO International Growth Equity Series Fund (the “Fund”).
          Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.50%[2]	0.50%[2]	0.50%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	1.00%	0.85%	0.75%
Total other expenses	1.05%	0.90%	0.80%
Total annual fund operating expenses	1.55%	1.40%	1.30%
Expense reimbursement	(0.46)%[3]	(0.46)%[3]	(0.46)%[3]
Total annual operating expenses after expense reimbursement	1.09%	0.94%	0.84%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO International Growth Equity Fund (“IGEF”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by IGEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by IGEF.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in IGEF and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both IGEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years
Class R4	$111	$444
Class R5	$96	$398
Class R6	$86	$367

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO International Growth Equity Fund (“IGEF”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of IGEF. References to the Fund may refer to actions undertaken by the Fund or IGEF. The Fund’s investment adviser, GMO, is also the investment adviser to IGEF.
          The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Growth Index.
          The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.
          The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in IGEF shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in IGEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through IGEF, which include those outlined in the following brief summary of principal risks. In addition to the risks the Fund is exposed to through its investment in IGEF, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of IGEF. For a more complete discussion of these risks, see “Description of Principal Risks.”
          The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in IGEF, including the risk that IGEF will not perform as expected.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in IGEF’s annual total returns from year to year for the periods indicated and by comparing IGEF’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 17.56% (3Q2010)
Lowest Quarter: -19.52% (3Q2008)
Year-to-Date (as of 8/31/11): -3.00%
Average Annual Total Returns*
Periods Ending December 31

	1 Year	5 Years	10 Years	Inception
				11/30/01 **
Class R4
Return Before Taxes	12.99%	3.54%	N/A	7.07%
Return After Taxes on Distributions	12.99%	1.94%	N/A	5.87%
Return After Taxes on Distributions and Sale of Fund Shares	8.46%	2.61%	N/A	5.82%
Class R5
Return Before Taxes	13.16%	3.70%	N/A	7.23%
Class R6
Return Before Taxes	13.27%	3.81%	N/A	7.34%
MSCI EAFE Growth Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.25%	3.46%	N/A	6.28%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on	7.75%	2.46%	N/A	9.04%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of IGEF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for IGEF’s predecessor fund (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.

Quantitative Equity	Sam Wilderman (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

GMO DEVELOPED WORLD STOCK SERIES FUND
Investment Objective
          High total return (including both capital appreciation and income).
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO Developed World Stock Series Fund (the “Fund”).
          Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.45%[2]	0.45%[2]	0.45%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	1.00%	0.85%	0.75%
Total other expenses	1.05%	0.90%	0.80%
Total annual fund operating expenses	1.50%	1.35%	1.25%
Expense reimbursement	(0.46)%[3]	(0.46)%[3]	(0.46)%[3]
Total annual operating expenses after expense reimbursement	1.04%	0.89%	0.79%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO Developed World Stock Fund (“DWSF”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by DWSF. The Fund does not charge a management fee, but indirectly bears the management fee paid by DWSF.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in DWSF and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both DWSF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years
Class R4	$106	$429
Class R5	$91	$382
Class R6	$81	$351

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO Developed World Stock Fund (“DWSF”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of DWSF. References to the Fund may refer to actions undertaken by the Fund or DWSF. The Fund’s investment adviser, GMO, is also the investment adviser to DWSF.
          The Manager seeks to achieve the Fund’s investment objective by investing in stocks or groups of stocks that the Manager believes will provide higher returns than the MSCI World Index.
          The Manager uses active investment management methods, which means that stocks are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting stocks for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify stocks that the Manager believes present positive return potential relative to other stocks. Some of these methods evaluate individual stocks or a group of stocks (e.g., stocks of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of a stock or a group of stocks. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.
          As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.
          Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets (see “Name Policies”). For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). The Manager may make investments tied economically to emerging countries.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in DWSF shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in DWSF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through DWSF, which include those outlined in the following brief summary of principal risks. In addition to the risks the Fund is exposed to through its investment in DWSF, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of DWSF. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in DWSF, including the risk that DWSF will not perform as expected.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in DWSF’s annual total returns from year to year for the periods indicated and by comparing DWSF’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 18.10% (2Q2009)
Lowest Quarter: -20.11% (4Q2008)
Year-to-Date (as of 8/31/11): -3.45%
Average Annual Total Returns*
Periods Ending December 31

	1 Year	5 Years	10 Years	Inception
				8/1/05 **
Class R4
Return Before Taxes	9.37%	0.97%	N/A	1.81%
Return After Taxes on Distributions	8.85%	0.04%	N/A	0.93%
Return After Taxes on Distributions and Sale of Fund Shares	6.19%	0.50%	N/A	1.23%
Class R5
Return Before Taxes	9.54%	1.12%	N/A	1.97%
Class R6
Return Before Taxes	9.65%	1.22%	N/A	2.07%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%	N/A	3.17%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of DWSF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for DWSF’s predecessor fund (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.

Quantitative Equity	Sam Wilderman (since the Fund’s inception)	Co-Director, Quantitative Equity Division, GMO.

Quantitative Equity	Anthony Hene (since the Fund’s inception)	Member, Quantitative Equity Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

GMO FOREIGN SERIES FUND
Investment Objective
          Total return in excess of that of its benchmark, the MSCI EAFE Index.
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO Foreign Series Fund (the “Fund”).
          Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.60%[2]	0.60%[2]	0.60%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	1.00%	0.85%	0.75%
Total other expenses	1.05%	0.90%	0.80%
Total annual fund operating expenses	1.65%	1.50%	1.40%
Expense reimbursement	(0.46)%[3]	(0.46)%[3]	(0.46)%[3]
Total annual operating expenses after expense reimbursement	1.19%	1.04%	0.94%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO Foreign Fund (“Foreign Fund”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by Foreign Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Foreign Fund.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in Foreign Fund and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both Foreign Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years
Class R4	$121	$475
Class R5	$106	$429
Class R6	$96	$398

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO Foreign Fund (“Foreign Fund”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of Foreign Fund. References to the Fund may refer to actions undertaken by the Fund or Foreign Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Foreign Fund.
          The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including companies that issue equity investments included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose equity investments are traded in the securities markets of the world’s non-developed countries (“emerging countries”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries outside the U.S. (see “Name Policies”).
•	Country selection — The Fund’s country selections relative to its benchmark are determined by the Manager’s cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

•	Stock selection — The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.
          Foreign Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in Foreign Fund shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Foreign Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Foreign Fund, which include those outlined in the following brief summary of principal risks. Foreign Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Foreign Fund may affect Foreign Fund’s performance more than if Foreign Fund were diversified. In addition to the risks the Fund is exposed to through its investment in Foreign Fund, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of Foreign Fund. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in Foreign Fund, including the risk that Foreign Fund will not perform as expected.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in Foreign Fund’s annual total returns from year to year for the periods indicated and by comparing Foreign Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 21.39% (2Q2009)
Lowest Quarter: -19.31% (3Q2008)
Year-to-Date (as of 8/31/11): -6.82%
Average Annual Total Returns*
Periods Ending December 31

				Inception
	1 Year	5 Years	10 Years	8/31/84**
Class R4
Return Before Taxes	3.83%	0.68%	5.05%	11.70%
Return After Taxes on Distributions	3.64%	-0.30%	4.21%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	2.66%	0.54%	4.27%	N/A
Class R5
Return Before Taxes	3.99%	0.83%	5.21%	11.87%
Class R6
Return Before Taxes	4.09%	0.94%	5.31%	11.98%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on	7.75%	2.46%	0.02%	9.04%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of Foreign Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for Foreign Fund’s predecessor fund (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

International Active	Drew Spangler (since the Fund’s inception)	Director, International Active Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [ ] of this Prospectus.

GMO EMERGING COUNTRIES SERIES FUND
Investment Objective
          Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO Emerging Countries Series Fund (the “Fund”).
     Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.65%[2]	0.65%[2]	0.65%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	1.37%	1.22%	1.12%
Total other expenses	1.42%	1.27%	1.17%
Total annual fund operating expenses	2.07%	1.92%	1.82%
Expense reimbursement	(0.46)%[3]	(0.46)%[3]	(0.46)%[3]
Total annual operating expenses after expense reimbursement	1.61%	1.46%	1.36%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO Emerging Countries Fund (“Emerging Countries Fund”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by Emerging Countries Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Emerging Countries Fund.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in Emerging Countries Fund and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both Emerging Countries Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years

Class R4	$164	$604
Class R5	$149	$559
Class R6	$138	$528

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries (see “Name Policies”). In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.
          The Fund invests substantially all of its assets in GMO Emerging Countries Fund (“Emerging Countries Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Emerging Countries Fund. References to the Fund may refer to actions undertaken by the Fund or Emerging Countries Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Emerging Countries Fund.
          The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in Emerging Countries Fund shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Emerging Countries Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Emerging Countries Fund, which include those outlined in the following brief summary of principal risks. In addition to the risks the Fund is exposed to through its investment in Emerging Countries Fund, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of Emerging Countries Fund. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Focused Investment Risk — Focusing investments in a limited number of countries and geographic regions creates additional risk.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in Emerging Countries Fund and underlying funds, including the risk that Emerging Countries Fund and the underlying funds (including ETFs) in which it invests will not perform as expected.

•	Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds or other funds managed by GMO), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in Emerging Countries Fund’s annual total returns from year to year for the periods indicated and by comparing Emerging Countries Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 30.84% (2Q2009)
Lowest Quarter: -31.53% (4Q2008)
Year-to-Date (as of 8/31/11): -6.58%
Average Annual Total Returns*
Periods Ending December 31

				Inception
	1 Year	5 Years	10 Years	8/29/97**
Class R4
Return Before Taxes	19.38%	9.20%	16.53%	10.67%
Return After Taxes on Distributions	19.50%	6.30%	14.22%	8.88%
Return After Taxes on Distributions and Sale of Fund Shares	12.79%	7.41%	14.29%	9.00%
Class R5
Return Before Taxes	19.56%	9.37%	16.71%	10.84%
Class R6
Return Before Taxes	19.68%	9.48%	16.82%	10.95%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	17.68%	10.11%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of Emerging Countries Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for Emerging Countries Fund (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Emerging Markets	Arjun Divecha (since the Fund’s inception)	Director, Emerging Markets Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [ ] of this Prospectus.

GMO CORE PLUS BOND SERIES FUND
Investment Objective
          Total return in excess of that of its benchmark, the Barclays Capital U.S. Aggregate Index.
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO Core Plus Bond Series Fund (the “Fund”).
          Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.25%[2]	0.25%[2]	0.25%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	0.91%	0.76%	0.66%
Total other expenses	0.96%	0.81%	0.71%
Total annual fund operating expenses	1.21%	1.06%	0.96%
Expense reimbursement	(0.34)%[3]	(0.34)%[3]	(0.34)%[3]
Total annual operating expenses after expense reimbursement	0.87%	0.72%	0.62%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO Core Plus Bond Fund (“Core Plus Bond Fund”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by Core Plus Bond Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Core Plus Bond Fund.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in Core Plus Bond Fund and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both Core Plus Bond Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years

Class R4	$89	$350
Class R5	$74	$303
Class R6	$63	$272

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO Core Plus Bond Fund (“Core Plus Bond Fund”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of Core Plus Bond Fund. References to the Fund may refer to actions undertaken by the Fund or Core Plus Bond Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Core Plus Bond Fund.
          The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.
          In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.
          In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.
          In implementing these strategies, the Fund may hold or invest in:
•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

•	bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; and

•	shares of other funds managed by GMO that are not offered in this Prospectus, including GMO Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities), GMO World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets), GMO Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes), GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), and GMO Debt Opportunities Fund (to gain exposure to global credit markets).
          The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.
          The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 5.2 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Series Funds — Duration.”
          Under normal circumstances, the Fund invests directly and indirectly (e.g., through other funds managed by GMO that are not offered in this Prospectus (“GMO Funds”) or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in Core Plus Bond Fund shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Core Plus Bond Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Core Plus Bond Fund, which include those outlined in the following brief summary of principal risks. Core Plus Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Core Plus Bond Fund may affect Core Plus Bond Fund’s performance more than if Core Plus Bond Fund were diversified. In addition to the risks the Fund is exposed to through its investment in Core Plus Bond Fund, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of Core Plus Bond Fund. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk — The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an over the counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in Core Plus Bond Fund and underlying funds, including the risk that Core Plus Bond Fund and the underlying funds in which it invests will not perform as expected.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in Core Plus Bond Fund’s annual total returns from year to year for the periods indicated and by comparing Core Plus Bond Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 8.89% (3Q2009)
Lowest Quarter: -15.42% (4Q2008)
Year-to-Date (as of 8/31/11): 6.15%
Average Annual Total Returns*
Periods Ending December 31

				Inception
	1 Year	5 Years	10 Years	4/30/97**
Class R4
Return Before Taxes	12.35%	2.07%	4.29%	4.76%
Return After Taxes on Distributions	9.64%	-1.44%	1.34%	1.89%
Return After Taxes on Distributions and Sale of Fund Shares	7.70%	-0.48%	1.77%	2.22%
Class R5
Return Before Taxes	12.52%	2.23%	4.45%	4.92%
Class R6
Return Before Taxes	12.64%	2.33%	4.55%	5.03%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%	5.46%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of Core Plus Bond Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for Core Plus Bond Fund (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since the Fund’s inception)	Co-Director, Fixed Income Division, GMO.

Fixed Income	William Nemerever (since the Fund’s inception)	Co-Director, Fixed Income Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [ ] of this Prospectus.

GMO INTERNATIONAL BOND SERIES FUND
Investment objective
          Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO International Bond Series Fund (the “Fund”).
     Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.25%[2]	0.25%[2]	0.25%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	0.94%	0.79%	0.69%
Total other expenses	0.99%	0.84%	0.74%
Total annual fund operating expenses	1.24%	1.09%	0.99%
Expense reimbursement	(0.34)%[3]	(0.34)%[3]	(0.34)%[3]
Total annual operating expenses after expense reimbursement	0.90%	0.75%	0.65%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO International Bond Fund (“International Bond Fund”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by International Bond Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by International Bond Fund.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in International Bond Fund and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both International Bond Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years

Class R4	$92	$360
Class R5	$77	$313
Class R6	$66	$281

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO International Bond Fund (“International Bond Fund”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of International Bond Fund. References to the Fund may refer to actions undertaken by the Fund or International Bond Fund. The Fund’s investment adviser, GMO, is also the investment adviser to International Bond Fund.
          The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.
          In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.
          In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.
          In implementing these strategies, the Fund may hold or invest in:
•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

•	foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; and

•	shares of other funds managed by GMO that are not offered in this Prospectus, including Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities), World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets), Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes), High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), and Debt Opportunities Fund (to gain exposure to global credit markets).

          The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.
          The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.9 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Series Funds — Duration.”
          Under normal circumstances, the Fund invests directly and indirectly (e.g., through other funds managed by GMO that are not offered in this Prospectus (“GMO Funds”) or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in International Bond Fund shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in International Bond Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through International Bond Fund, which include those outlined in the following brief summary of principal risks. International Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by International Bond Fund may affect International Bond Fund’s performance more than if International Bond Fund were diversified. In addition to the risks the Fund is exposed to through its investment in International Bond Fund, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of International Bond Fund. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk — The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an over the counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in International Bond Fund and underlying funds, including the risk that International Bond Fund and the underlying funds in which it invests will not perform as expected.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in International Bond Fund’s annual total returns from year to year for the periods indicated and by comparing International Bond Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 15.50% (2Q2002)
Lowest Quarter: -12.41% (4Q2008)
Year-to-Date (as of 8/31/11): 9.14%
Average Annual Total Returns*
Periods Ending December 31

				Inception
	1 Year	5 Years	10 Years	12/22/93**
Class R4
Return Before Taxes	13.07%	4.27%	6.09%	6.17%
Return After Taxes on Distributions	11.15%	0.33%	2.53%	2.88%
Return After Taxes on Distributions and Sale of Fund Shares	8.13%	1.16%	2.96%	3.10%
Class R5
Return Before Taxes	13.24%	4.43%	6.25%	6.33%
Class R6
Return Before Taxes	13.35%	4.53%	6.36%	6.44%
J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	6.78%	8.01%	7.64%	6.41%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of International Bond Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for International Bond Fund (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since the Fund’s inception)	Co-Director, Fixed Income Division, GMO.

Fixed Income	William Nemerever (since the Fund’s inception)	Co-Director, Fixed Income Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [ ] of this Prospectus.

GMO EMERGING COUNTRY DEBT SERIES FUND
Investment objective
          Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO Emerging Country Debt Series Fund (the “Fund”).
     Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.35%[2]	0.35%[2]	0.35%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	1.03%	0.88%	0.78%
Total other expenses	1.08%	0.93%	0.83%
Total annual fund operating expenses	1.43%	1.28%	1.18%
Expense reimbursement	(0.34)%[3]	(0.34)%[3]	(0.34)%[3]
Total annual operating expenses after expense reimbursement	1.09%	0.94%	0.84%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO Emerging Country Debt Fund (“ECDF”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by ECDF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ECDF.

3	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in ECDF and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both ECDF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years

Class R4	$111	$419
Class R5	$96	$372
Class R6	$86	$341

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO Emerging Country Debt Fund (“ECDF”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of ECDF. References to the Fund may refer to actions undertaken by the Fund or ECDF. The Fund’s investment adviser, GMO, is also the investment adviser to ECDF.
          The Fund invests primarily in sovereign debt of emerging countries denominated in currencies of developed markets (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc and British pound sterling). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other funds managed by GMO that are not offered in this Prospectus (“GMO Funds”) or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). The term “emerging countries” means the world’s less developed countries. The Fund typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or by using derivatives, typically credit default swaps. The Fund also invests in U.S. and foreign asset-backed securities (including through Short-Duration Collateral Fund (“SDCF”) and World Opportunity Overlay Fund (“Overlay Fund”)). The Fund invests a substantial portion of its assets in below investment grade securities (also known as “junk bonds”). Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars.
          In pursuing its investment objective, the Fund also typically uses exchange-traded and over-the-counter (“OTC”) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of developed markets), reverse repurchase agreements and futures. The Fund’s performance is likely to be more volatile than that of its benchmark.
          The Manager emphasizes a “bottom-up” approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify investments the Manager believes are undervalued. The Manager also determines country allocations based on its outlook for a country.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
          The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to cause the Fund’s estimated interest rate duration to approximate that of its benchmark (approximately 7.1 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Series Funds — Duration.”
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in ECDF shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ECDF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ECDF, which include those outlined in the following brief summary of principal risks. ECDF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by ECDF may affect ECDF’s performance more than if ECDF were diversified. In addition to the risks the Fund is exposed to through its investment in ECDF, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of ECDF. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Fixed Income Securities — Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities. Because the Fund typically invests in securities that are of lesser quality than those in its benchmark, in rapidly declining markets, the percentage decline in the value of the Fund is likely to exceed that of its benchmark.

•	Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. Sovereign debt of emerging countries is not widely traded and may be subject to purchase and sale restrictions. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund’s investments is likely to exceed that of its benchmark.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Leveraging Risk — The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk — Focusing investments in a limited number of countries, regions, sectors or companies creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, financial intermediaries, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in ECDF, including the risk that ECDF will not perform as expected.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in ECDF’s annual total returns from year to year for the periods indicated and by comparing ECDF’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 20.02% (3Q2009)
Lowest Quarter: -23.56% (4Q2008)
Year-to-Date (as of 8/31/11): 7.45%
Average Annual Total Returns*
Periods Ending December 31

				Inception
	1 Year	5 Years	10 Years	4/19/94**
Class R4
Return Before Taxes	24.58%	8.62%	14.00%	16.04%
Return After Taxes on Distributions	19.21%	4.58%	9.20%	9.91%
Return After Taxes on Distributions and Sale of Fund Shares	15.54%	4.92%	9.18%	9.98%
Class R5
Return Before Taxes	24.77%	8.79%	14.17%	16.22%
Class R6
Return Before Taxes	24.90%	8.90%	14.29%	16.34%
J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	12.04%	8.36%	10.29%	9.94%
J.P. Morgan EMBI Global+ (Composite index)	12.04%	8.36%	10.29%	9.83%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of ECDF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for ECDF (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since the Fund’s inception)	Co-Director, Fixed Income Division, GMO.

Fixed Income	William Nemerever (since the Fund’s inception)	Co-Director, Fixed Income Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [ ] of this Prospectus.

GMO U.S. EQUITY ALLOCATION SERIES FUND
Investment objective
          Total return greater than that of its benchmark, the Russell 3000 Index.
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO U.S. Equity Allocation Series Fund (the “Fund”).
     Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.00%[2]	0.00%[2]	0.00%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	1.12%	0.97%	0.87%
Total other expenses	1.17%	1.02%	0.92%
Total annual fund operating expenses	1.17%	1.02%	0.92%
Expense reimbursement	(0.34)%[3]	(0.34)%[3]	(0.34)%[3]
Total annual operating expenses after expense reimbursement	0.83%	0.68%	0.58%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO U.S. Equity Allocation Fund (“USEAF”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by USEAF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ECDF.

3	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in USEAF and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both USEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years

Class R4	$85	$338
Class R5	$69	$291
Class R6	$59	$259

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO U.S. Equity Allocation Fund (“USEAF”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of USEAF. References to the Fund may refer to actions undertaken by the Fund or USEAF. The Fund’s investment adviser, GMO, is also the investment adviser to USEAF.
          The Fund is a fund of funds and invests primarily in shares of the GMO U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Series Funds”). The Fund also may invest in shares of GMO Flexible Equities Fund, another fund managed by GMO that is not offered in this Prospectus (together with the GMO U.S. Equity Funds, the “underlying Funds”). In addition, the Fund may hold securities directly. The Fund primarily seeks exposure to U.S. equity investments (which may include both growth and value style equities and equities of any market capitalization). The Fund also may have exposure to foreign equity investments. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.
          The Manager uses multi-year forecasts of relative value and risk among major sectors in the U.S. equity market (large-cap value, large-cap growth, large-cap core, small- and mid-cap value, small- and mid-cap growth and real estate/REIT) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in USEAF Fund shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in USEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through USEAF, which include those outlined in the following brief summary of principal risks. USEAF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by USEAF may affect USEAF’s performance more than if USEAF were diversified. In addition to the risks the Fund is exposed to through its investment in USEAF, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of USEAF. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in USEAF and the underlying funds, including the risk that USEAF and the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of USEAF and the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the USEAF is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an over the counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Real Estate Risk — To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•	Short Sales Risk — The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Leveraging Risk — The use of derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors or financial intermediaries), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in USEAF’s annual total returns from year to year for the periods indicated and by comparing USEAF Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 22.80% (1Q2005)
Lowest Quarter: -16.67% (3Q2002)
Year-to-Date (as of 8/31/11): 3.14%
Average Annual Total Returns*
Periods Ending December 31

				Inception
	1 Year	5 Years	10 Years	12/31/92**
Class R4
Return Before Taxes	6.84%	0.45%	5.72%	10.55%
Return After Taxes on Distributions	6.52%	-0.62%	4.81%	6.73%
Return After Taxes on Distributions and Sale of Fund Shares	4.52%	1.11%	5.16%	7.65%
Class R5
Return Before Taxes	7.01%	0.60%	5.93%	10.74%
Class R6
Return Before Taxes	7.11%	0.70%	6.07%	10.87%
Russell 3000 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%	8.29%
Russell 3000 ++ Index (Composite index)	16.93%	2.74%	2.03%	8.51%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of USEAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table. USCEAF’s performance during 2001 was positively affected by approximately 7.50% as a result of the Fund’s receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.

**	Inception date for USEAF (Class III shares).
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since the Fund’s inception)	Director, Asset Allocation Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [ ] of this Prospectus.

GMO INTERNATIONAL EQUITY ALLOCATION SERIES FUND
Investment objective
          Total return greater than that of its benchmark, the MSCI ACWI ex-U.S. Index.
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO International Equity Allocation Series Fund (the “Fund”).
     Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.00%[2]	0.00%[2]	0.00%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	1.45%	1.30%	1.20%
Total other expenses	1.50%	1.35%	1.25%
Total annual fund operating expenses	1.50%	1.35%	1.25%
Expense reimbursement	(0.34)%[3]	(0.34)%[3]	(0.34)%[3]
Total annual operating expenses after expense reimbursement	1.16%	1.01%	0.91%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO International Equity Allocation Series Fund (“IEAF”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by IEAF. The Fund does not charge a management fee, but indirectly bears the management fee paid by IEAF.

3	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in IEAF and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both IEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years

Class R4	$118	$441
Class R5	$103	$394
Class R6	$93	$363

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO International Equity Allocation Series Fund (“IEAF”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of IEAF. References to the Fund may refer to actions undertaken by the Fund or IEAF. The Fund’s investment adviser, GMO, is also the investment adviser to IEAF.
          The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Series Funds”). The Fund also may invest in shares of other funds managed by GMO that are not offered in this Prospectus (“GMO Funds”), including the GMO Fixed Income Funds, GMO Alpha Only Fund and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.
          The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in IEAF shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in IEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through IEAF, which include those outlined in the following brief summary of principal risks. IEAF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by IEAF may affect IEAF’s performance more than if IEAF were diversified. In addition to the risks the Fund is exposed to through its investment in IEAF, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of IEAF. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in IEAF and underlying funds, including the risk that IEAF and the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of IEAF and the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which IEAF is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
•	Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Commodities Risk — To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

•	Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an over the counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Short Sales Risk — The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

•	Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors or financial intermediaries), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in IEAF’s annual total returns from year to year for the periods indicated and by comparing IEAF’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 21.68% (2Q2009)
Lowest Quarter: -20.33% (3Q2008)
Year-to-Date (as of 8/31/11): -4.40%
Average Annual Total Returns*
Periods Ending December 31

	1 Year	5 Years	10 Years	Inception
				10/11/96**
Class R4
Return Before Taxes	12.08%	3.79%	9.08%	7.83%
Return After Taxes on Distributions	11.82%	1.52%	7.30%	5.95%
Return After Taxes on Distributions and Sale of Fund Shares	7.85%	2.75%	7.42%	6.05%
Class R5
Return Before Taxes	12.25%	3.94%	9.25%	7.99%
Class R6
Return Before Taxes	12.37%	4.05%	9.36%	8.10%
MSCI ACWI ex-U.S. Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.15%	4.82%	5.55%	5.93%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of IEAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for IEAF (Class III shares).
Management of the Fund
          Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
          Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since the Fund’s inception)	Director, Asset Allocation Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [ ] of this Prospectus.

GMO GLOBAL EQUITY ALLOCATION SERIES FUND
Investment objective
          Total return greater than that of its benchmark, the MSCI ACWI Index.
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO Global Equity Allocation Series Fund (the “Fund”).
          Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.00%[2]	0.00%[2]	0.00%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	1.31%	1.16%	1.06%
Total other expenses	1.36%	1.21%	1.11%
Total annual fund operating expenses	1.36%	1.21%	1.11%
Expense reimbursement	(0.34)%[3]	(0.34)%[3]	(0.34)%[3]
Total annual operating expenses after expense reimbursement	1.02%	0.87%	0.77%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO Global Equity Allocation Fund (“GEAF”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by GEAF. The Fund does not charge a management fee, but indirectly bears the management fee paid by GEAF.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in GEAF and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both GEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years

Class R4	$104	$397
Class R5	$89	$350
Class R6	$79	$319

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO Global Equity Allocation Fund (“GEAF”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of GEAF. References to the Fund may refer to actions undertaken by the Fund or GEAF. The Fund’s investment adviser, GMO, is also the investment adviser to GEAF.
          The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds and the GMO U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Series Funds”). The Fund also may invest in shares of other funds managed by GMO that are not offered in this Prospectus (“GMO Funds”), including the GMO Fixed Income Funds, GMO Alpha Only Fund and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.
          The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in GEAF shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in GEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through GEAF, which include those outlined in the following brief summary of principal risks. Some of the underlying funds of GEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect GEAF’s performance more than if GEAF were diversified. In addition to the risks the Fund is exposed to through its investment in GEAF, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of GEAF. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in GEAF and underlying funds, including the risk that GEAF and the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of GEAF and the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Commodities Risk — To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

•	Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an over the counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Real Estate Risk — To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•	Short Sales Risk — The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

•	Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors or financial intermediaries), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in GEAF’s annual total returns from year to year for the periods indicated and by comparing GEAF’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 18.58% (2Q2003)
Lowest Quarter: -15.83% (4Q2008)
Year-to-Date (as of 8/31/11): -0.78%
Average Annual Total Returns*
Periods Ending December 31

	1 Year	5 Years	10 Years	Inception
				11/26/96**
Class R4
Return Before Taxes	9.05%	2.31%	6.04%	7.46%
Return After Taxes on Distributions	8.81%	0.66%	4.55%	5.16%
Return After Taxes on Distributions and Sale of Fund Shares	5.88%	1.57%	4.76%	5.38%
Class R5
Return Before Taxes	9.21%	2.47%	6.20%	7.62%
Class R6
Return Before Taxes	9.32%	2.57%	6.30%	7.73%
MSCI ACWI Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.67%	3.44%	3.20%	5.26%
MSCI ACWI + Index (Composite index)	12.67%	2.24%	2.12%	5.37%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of GEAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for GEAF (Class III shares).
Management of the Fund
          Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
          Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since the Fund’s inception)	Director, Asset Allocation Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [ ] of this Prospectus.

GMO GLOBAL ASSET ALLOCATION SERIES FUND
Investment objective
          Total return greater than that of its benchmark, the GMO Global Balanced Index.
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO Global Asset Allocation Series Fund (the “Fund”).
          Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.00%[2]	0.00%[2]	0.00%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	1.26%	1.11%	1.01%
Total other expenses	1.31%	1.16%	1.06%
Total annual fund operating expenses	1.31%	1.16%	1.06%
Expense reimbursement	(0.34)%[3]	(0.34)%[3]	(0.34)%[3]
Total annual operating expenses after expense reimbursement	0.97%	0.82%	0.72%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO Global Asset Allocation Fund (“GAAF”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by GAAF. The Fund does not charge a management fee, but indirectly bears the management fee paid by GAAF.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in GAAF and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both GAAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years

Class R4	$99	$382
Class R5	$84	$335
Class R6	$74	$303

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO Global Asset Allocation Fund (“GAAF”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of GAAF. References to the Fund may refer to actions undertaken by the Fund or GAAF. The Fund’s investment adviser, GMO, is also the investment adviser to GAAF.
          The Fund is a fund of funds and invests primarily in shares of other funds managed by GMO that are not offered in this Prospectus (“GMO Funds”), which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund and GMO World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Series Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may be exposed to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.
          The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. Under normal circumstances, the Manager intends to invest not more than 85% of the Fund’s assets in the GMO U.S. Equity and GMO International Equity Funds.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in GAAF shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in GAAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through GAAF, which include those outlined in the following brief summary of principal risks. Some of the underlying funds of GAAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect GAAF’s performance more than if GBAAAF were diversified. In addition to the risks the Fund is exposed to through its investment in GAAF, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of GAAF. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in GAAF and underlying funds, including the risk that GAAF and the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of GAAF and the underlying funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
•	Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Commodities Risk — To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

•	Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an over the counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Real Estate Risk — To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•	Short Sales Risk — The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors or financial intermediaries), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.
Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in GAAF’s annual total returns from year to year for the periods indicated and by comparing GAAF’s average annual total returns for different calendar periods with those of broad-based indices, and composite indices, including the Fund’s benchmark, computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 13.90% (2Q2003)
Lowest Quarter: -10.15% (3Q2001)
Year-to-Date (as of 8/31/11): 1.43%
Average Annual Total Returns*
Periods Ending December 31

	1 Year	5 Years	10 Years	Inception
				6/28/96**
Class R4
Return Before Taxes	5.97%	3.84%	6.24%	6.55%
Return After Taxes on Distributions	5.50%	1.88%	4.48%	4.34%
Return After Taxes on Distributions and Sale of Fund Shares	3.61%	2.21%	4.38%	4.33%
Class R5
Return Before Taxes	6.13%	4.00%	6.40%	6.72%
Class R6
Return Before Taxes	6.24%	4.10%	6.51%	6.82%
MSCI ACWI Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.67%	3.44%	3.20%	5.62%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.35%
GMO Global Balanced Index (Fund benchmark)	11.05%	4.31%	3.98%	6.61%
Global Balanced Benchmark + Index (Composite index)	11.05%	4.31%	2.49%	5.12%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of GAAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for GAAF (Class III shares).
Management of the Fund
          Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
          Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since the Fund’s inception)	Director, Asset Allocation Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [ ] of this Prospectus.

GMO BENCHMARK-FREE ALLOCATION SERIES FUND
Investment objective
          The Fund seeks a positive total return. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices (i.e., the Fund seeks positive return, not “relative” return).
Fees and Expenses
          The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of GMO Benchmark-Free Allocation Series Fund (the “Fund”).
          Annual Fund Operating Expenses1
          (expenses that you pay each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6
Management fee	0.00%[2]	0.00%[2]	0.00%[2]
Other expenses
Administration fee	0.05%	0.05%	0.05%
Other expenses	1.31%	1.16%	1.06%
Total other expenses	1.36%	1.21%	1.11%
Total annual fund operating expenses	1.36%	1.21%	1.11%
Expense reimbursement	(0.34)%[3]	(0.34)%[3]	(0.34)%[3]
Total annual operating expenses after expense reimbursement	1.02%	0.87%	0.77%

[1]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflect the expenses of both the Fund and GMO Benchmark-Free Allocation Fund (“GBFAF”), the underlying fund in which the Fund invests.

[2]	The amount reflects the management fee paid by GBFAF. The Fund does not charge a management fee, but indirectly bears the management fee paid by GBFAF.

[3]	[Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include administration fees, subtransfer agent/recordkeeping payments, expenses incurred indirectly by investment in GBFAF and any other underlying funds, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions, securities lending fees, interest expense), hedging transaction fees, and extraordinary expenses, as described under “Expenses” in this Prospectus. This expense limitation will continue through at least [January 1, 2013], and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.]
Example
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The amounts shows reflect expense reimbursements and include the expenses of both GBFAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years

Class R4	$104	$397
Class R5	$89	$350
Class R6	$79	$319

*	After reimbursement

Portfolio Turnover
          The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
          The Fund invests substantially all of its assets in GMO Benchmark-Free Allocation Fund (“GBFAF”), which invests directly in securities and other instruments. The Fund’s investment objectives and principal investment strategies, therefore, are substantially similar to those of GBFAF. References to the Fund may refer to actions undertaken by the Fund or GBFAF. The Fund’s investment adviser, GMO, is also the investment adviser to GBFAF.
          The Fund is a fund of funds and invests primarily in shares of other funds managed by GMO that are not offered in this Prospectus (“GMO Funds”), which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund and GMO World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Series Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund implements its strategy by allocating its assets among asset classes represented by the underlying Funds (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., GMO Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries).
          The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. The Manager’s ability to shift investments among the underlying Funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund.
          For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus, and unaffiliated money market funds.
          The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal Risks of Investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments, principally in GBFAF shares. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in GBFAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through GBFAF, which include those outlined in the following brief summary of principal risks. Some of the underlying funds of GBFAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect GBFAF’s performance more than if GBFAAF were diversified. In addition to the risks the Fund is exposed to through its investment in GBFAF, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of GBFAF. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

•	Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•	Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in GBFAF and underlying funds, including the risk that GBFAF and the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of GBFAF and the underlying funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Counterparty Risk — The Fund runs the risk that the counterparty to an over the counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Commodities Risk — To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

•	Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Real Estate Risk — To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•	Short Sales Risk — The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors or financial intermediaries), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

Performance
          The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in GBFAF’s annual total returns from year to year for the periods indicated and by comparing GBFAF’s Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Consumer Price Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class [R4] shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares*
Years Ending December 31
Highest Quarter: 8.92% (2Q2009)
Lowest Quarter: -7.14% (4Q2008)
Year-to-Date (as of 8/31/11): 2.39%
Average Annual Total Returns*
Periods Ending December 31

	1 Year	5 Years	10 Years	Inception
				7/23/03**
Class R4
Return Before Taxes	3.91%	6.14%	N/A	11.04%
Return After Taxes on Distributions	3.38%	3.45%	N/A	8.31%
Return After Taxes on Distributions and Sale of Fund Shares	2.33%	3.89%	N/A	8.22%
Class R5
Return Before Taxes	4.07%	6.30%	N/A	11.20%
Class R6
Return Before Taxes	4.17%	6.41%	N/A	11.32%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%	N/A	7.14%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.25%	2.18%	N/A	2.47%

*	Class R4, R5, and R6 shares were first offered on [January 1, 2012]. Returns prior to this date are those of GBFAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund Operating Expenses table.

**	Inception date for GBFAF (Class III shares).
Management of the Fund
          Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
          Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since the Fund’s inception)	Director, Asset Allocation Division, GMO.
Additional Information
          For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [ ] of this Prospectus.

ADDITIONAL SUMMARY INFORMATION ABOUT THE FUNDS
Purchase and Sale of Fund Shares
          In general, investors may purchase and redeem shares of a Fund on any day when the New York Stock Exchange (“NYSE”) is open for business (and in the case of shares of a Fixed Income Series Fund when the U.S. bond markets are open for business). Retirement plan participants should contact their plan administrator or designated financial intermediary for instructions on purchasing and redeeming shares. Other eligible investors may purchase and redeem shares by contacting the Trust, c/o Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110, Facsimile: 1-617-439-4192, Attention: Shareholder Services. The minimum purchase amount for individual investors in any class of shares is $[___]. No minimum additional investment is required to purchase additional shares of a Fund. The Trust may waive the minimum purchase amount for certain persons, accounts, or special situations.
Tax Information
          The Funds normally distribute net investment income and net realized capital gains, if any, to shareholders. If you are investing in a Fund through a tax qualified retirement plan, you generally will not be subject to tax on these Fund distributions if your Fund shares remain in the qualified plan. Depending on the circumstances, you may be taxed upon withdrawals from the qualified plan. You should consult with your tax advisor or the plan administrator or other financial intermediary through which your investment in a Fund is made regarding the U.S. federal income tax consequences of your investment. If you are investing through another type of retirement or educational savings plan or account, you should consult with your tax advisor or account administrator regarding the U.S. federal income tax consequences of investing in a Fund. For shareholders holding shares in a taxable account, Fund distributions are generally taxable to you as ordinary income or capital gains.
Financial Intermediary Compensation
          If you purchase shares of a Fund through a broker-dealer, agent or other financial intermediary (such as a bank), the Fund and its related companies may pay that party for services relating to Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES, RISKS, AND EXPENSES
          Fund Summaries. The preceding sections contain a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, management, and other important information for each series of GMO Series Trust (the “Trust”) listed on the cover page of this Prospectus (each a “Fund,” and collectively, the “Funds”). The summaries are not all-inclusive, and a Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Funds’ investments and strategies is contained in the Statement of Additional Information (“SAI”). See the back cover of this Prospectus for information about how to receive the SAI. Certain additional information about the Funds’ benchmarks and other comparative indices may be found under “Fund Benchmarks and Comparative Indices.” Each Fund invests substantially all of its assets in another fund, which is a series of GMO Trust (each, a “Master Fund,” and collectively, the “Master Funds”) and is managed by GMO. Information about the Master Funds is contained in a separate prospectus. References to a Fund may refer to actions undertaken by a Fund or its corresponding Master Fund.
          Fundamental Investment Objectives/Policies. The Board of Trustees (“Trustees”) of the Trust may change a Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” Because each Fund invests substantially all of its assets in a Master Fund, its investment objectives and policies will change to reflect any changes to its corresponding Master Fund’s investment objectives and policies. For each Fund, there is no guarantee that the Fund will be able to achieve its investment objective.
          Tax Consequences and Portfolio Turnover. Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not, consider tax consequences when seeking to achieve a Fund’s investment objective (e.g., a Fund may engage in transactions that are not tax efficient for U.S. federal income or other federal, state, local, or non-U.S. tax purposes). Portfolio turnover is not a principal consideration when GMO makes investment decisions for the Funds, and the Funds have not placed any limit on the rate of portfolio turnover and portfolio securities may be sold without regard to the time they have been held. Based on its assessment of market conditions and purchase or redemption requests, GMO may cause a Fund to trade more frequently at some times than at others. High turnover rates may adversely affect a Fund’s performance by generating higher transaction costs. Additionally, portfolio turnover may give rise to additional taxable income for shareholders, including through the realization of capital gains or other types of income that are taxable to Fund shareholders when distributed to them unless the shareholders themselves are exempt from taxation or otherwise investing in the Fund through a tax-advantaged account. If portfolio turnover results in the recognition of short-term capital gains, those gains typically are taxed to shareholders, when distributed to them, at ordinary income tax rates. See “Distributions and Taxes” below for more information about the tax consequences of these types of income.
          Certain Definitions. When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, a Fund may invest indirectly by investing in another Fund or by investing in derivatives and synthetic instruments. When used in this Prospectus, (i) the terms “equity investments” and “equities” refer to investments (as defined above) in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts, (ii) the term “total return” includes capital appreciation and income, and (iii) the term “emerging countries” (except for Foreign Series Fund and Emerging Countries Series Fund, which have separate definitions in their Fund summaries) means the world’s less developed countries.
          Investments in Unaffiliated Money Market Funds and GMO U.S. Treasury Fund. For cash management purposes, each of the Funds may invest in unaffiliated money market funds and also may invest in GMO U.S. Treasury Fund, another fund managed by GMO that is not offered in this Prospectus.
          Benchmarks. Fund benchmarks (if any) and other comparative indices listed in the “Average Annual Total Returns” table in the Fund summaries are described under “Fund Benchmarks and Comparative Indices.” In some cases, a Fund’s summary states that a Fund seeks to outperform, or seeks total return greater than, its benchmark. There is no assurance that this goal will be achieved. A Fund’s benchmark is stated as of the date of this Prospectus and may change without notice to shareholders.
          Fee and Expense Information. The following paragraphs contain additional information about the fee and expense information included in the Fund summaries.
          Annual Fund Operating Expenses — Other Expenses. The amounts listed under “Other expenses” in the “Annual Fund Operating Expenses” table included in each Fund’s summary reflect an annualized estimate of direct expenses associated with an investment in a Fund and its corresponding Master Fund for the Fund’s initial fiscal year, and include custodial, legal, transfer agent, subtransfer agent/recordkeeping payments (for Class R4 and Class R5 shares only), as well as various other expenses. Subtransfer agent/recordkeeping payments are made by Class R4 and Class R5 shares of the Funds to unaffiliated third parties for providing recordkeeping and other administrative services to retirement plan participants invested in the Funds through an omnibus account. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected for investment by the retirement plan sponsor. A Master Fund may invest in certain other funds of GMO Trust and certain other pooled investment vehicles (“underlying funds”), and the indirect net expenses associated with the Master Fund’s investment (if any) in underlying funds are reflected in “Other expenses.” Actual indirect expenses will vary depending on the particular underlying funds in which the Master Funds invest.
          Fee and Expense Examples. The expense example under “Example” included in each Fund’s summary assumes that all dividends and distributions, if any, are reinvested.
          Fixed Income Series Funds. The Fixed Income Series Funds invest substantially all of their assets in fixed income securities. As previously noted, investing includes indirect investments through other funds managed by GMO not offered in this Prospectus (each a “GMO Fund,” and collectively, the “GMO Funds”). For information regarding the GMO Funds referenced in this Prospectus, see “Investment in Other GMO Funds” beginning on page [ ] of this Prospectus. For purposes of this Prospectus, the terms “fixed income securities” and “bonds” include (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). Some Fixed Income Series Funds also may invest in sovereign debt, which are fixed income securities issued or guaranteed by a government or a governmental agency or political subdivision, or synthetic sovereign debt.
          Credit Quality. For purposes of this Prospectus, the term “investment grade” refers to a rating of Baa3/P-2 or better given by Moody’s Investors Service, Inc. (“Moody’s”) or BBB-/A-2 or better given by Standard & Poor’s Ratings Services (“S&P”) to a particular fixed income security/commercial paper, and the term “below investment grade” refers to any rating below Baa3/P-2 given by Moody’s or below BBB-/A-2 given by S&P to a particular fixed income security/commercial paper. Fixed income securities rated below investment grade are also known as high yield or “junk” bonds. In addition, in this Prospectus, investment grade securities/commercial paper that are given a rating of Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P are referred to as “high quality.” Securities referred to in this Prospectus as investment grade, below investment grade, or high quality include not only securities rated by Moody’s and/or S&P, but also unrated securities that the Manager determines have credit qualities comparable to securities rated by Moody’s or S&P as investment grade, below investment grade, or high quality, as applicable.
          Duration. The Manager defines duration as the weighted measure of interest rate sensitivity of a fixed income security. The Manager employs a variety of techniques to adjust the sensitivity of a Fixed Income Series Fund’s value to changes in interest rates. This sensitivity is often measured by, and correlates with, the estimated interest rate duration of a Fund’s portfolio. For example, the value of an investment held by a Fixed Income Series Fund with a duration of five years decreases by approximately 5% for every 1% increase in interest rates, while the value of an investment with a duration of six years increases by approximately 6% with every 1% decrease in interest rates. In many cases, the “Principal investment strategies” section of a Fixed Income Series Fund’s summary section provides the Fund’s interest rate duration. The Manager estimates a Fixed Income Series Fund’s dollar-weighted average interest rate duration by aggregating the durations of the Fund’s direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor to a fixed income security is required to prepay principal and/or interest on the security and the payments are not denominated in U.S. dollars. The Manager may alter the duration of a Fund to a significant extent through the use of derivatives. The Manager may estimate duration by traditional means or through empirical analysis, which may produce results that differ from those produced by traditional methods of calculating duration.
          Investments in Other Funds. The Fixed Income Series Funds invest in certain of the GMO Fixed Income Funds. Many of the GMO Fixed Income Funds invest in other GMO Funds that are not offered in this Prospectus. In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), many of the GMO Fixed Income Funds have invested a substantial portion of their assets in GMO Short-Duration Collateral Fund and may also invest in GMO Emerging Country Debt Fund, GMO World Opportunity Overlay Fund, GMO High Quality Short-Duration Bond Fund, GMO Debt Opportunities Fund, and GMO U.S. Treasury Fund.
          Asset Allocation Series Funds. The Asset Allocation Series Funds invest in certain of the GMO Asset Allocation Funds. The GMO Asset Allocation Funds invest primarily in other GMO Funds that are not offered in this Prospectus. As a result, the GMO Asset Allocation Funds are exposed to all of the risks of the GMO Funds in which they invest. As described in this Prospectus, several of the GMO Funds themselves invest a substantial portion of their assets in other GMO Funds. In addition, some of the GMO Asset Allocation Funds may invest in or hold shares of GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund, and/or GMO World Opportunity Overlay Fund, each of which is not offered in managed by GMO and not offered in this Prospectus.
          When used in the Asset Allocation Series Fund summaries, references to the GMO U.S. Equity Funds, GMO International Equity Funds, and/or GMO Fixed Income Funds include the GMO Funds listed below:

GMO U.S. Equity Funds
— GMO U.S. Core Equity Fund
— GMO Tobacco-Free Core Fund
— GMO Quality Fund*
— GMO U.S. Intrinsic Value Fund
— GMO U.S. Growth Fund
— GMO U.S. Small/Mid Cap Value Fund
— GMO U.S. Small/Mid Cap Growth Fund
— GMO Real Estate Fund

GMO International Equity Funds
— GMO International Core Equity Fund
— GMO International Intrinsic Value Fund
— GMO International Large/Mid Cap Value Fund
— GMO International Growth Equity Fund
— GMO Developed World Stock Fund
— GMO International Small Companies Fund
— GMO Asset Allocation International Small Companies Fund
— GMO Emerging Markets Fund
— GMO Emerging Domestic Opportunities Fund
— GMO Flexible Equities Fund
— GMO Currency Hedged International Equity Fund

GMO Fixed Income Funds
— GMO Domestic Bond Fund
— GMO Core Plus Bond Fund
— GMO International Bond Fund
— GMO Strategic Fixed Income Fund
— GMO Currency Hedged International Bond Fund
— GMO Global Bond Fund
— GMO Emerging Country Debt Fund
— GMO Short-Duration Investment Fund
— GMO Short-Duration Collateral Fund
— GMO Short-Duration Collateral Share Fund
— GMO Inflation Indexed Plus Bond Fund
— GMO U.S. Treasury Fund
— GMO Asset Allocation Bond Fund
— GMO Asset Allocation International Bond Fund

*	Although GMO Quality Fund is categorized as a “GMO U.S. Equity Fund,” GMO Quality Fund also invests in non-U.S. equities.
          Temporary Defensive Positions. The following paragraphs provide additional information about whether, and to what extent, the Funds take temporary defensive positions.
          The U.S. Equity Series Funds (other than Quality Series Fund), the International Equity Series Funds (other than Foreign Series Fund), and the Asset Allocation Series Funds normally do not take temporary defensive positions.

          Quality Series Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. Foreign Series Fund normally does not take temporary defensive positions, but may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
          The Fixed Income Series Funds, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund’s normal investment strategies. Many of the Fixed Income Series Funds have previously taken temporary defensive positions and have availed themselves of the right to honor redemption requests in-kind.
          To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.
          Fund Codes. See “Fund Codes” on the inside back cover of this Prospectus for information regarding each Fund’s ticker, news-media symbol, and CUSIP number.
          This Prospectus does not offer shares in any state where they may not lawfully be offered.

DESCRIPTION OF PRINCIPAL RISKS
          The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

International Equity Series Funds
	U.S. Equity Series Funds					International	International			Emerging
	U.S. Core		U.S. Intrinsic		International	Large/Mid Cap	Growth	Developed		Countries
	Equity	Quality Series	Value Series	U.S. Growth	Core Equity	Value Series	Equity Series	World Stock	Foreign	Series
	Series Fund	Fund	Fund	Series Fund	Series Fund	Fund	Fund	Series Fund	Series Fund	Fund
Market Risk — Equity Securities Risk	•	•	•	•	•	•	•	•	•	•
Market Risk — Fixed Income Securities Risk
Market Risk — Asset-Backed Securities Risk
Credit Risk
Liquidity Risk									•	•
Smaller Company Risk	•		•	•	•		•		•	•
Derivatives Risk	•	•	•	•	•	•	•	•	•	•
Foreign Investment Risk		•			•	•	•	•	•	•
Currency Risk		•			•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•
Real Estate Risk
Leveraging Risk	•	•	•	•	•	•	•	•	•	•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•
Short Sales Risk
Commodities Risk
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	•	•	•	•	•	•
Non-Diversified Funds		•	•	•				•	•	•

Asset Allocation Series Funds
U.S.
	Fixed Income Series Funds			Equity	International	Global	Global	Benchmark-
		International	Emerging	Allocation	Equity	Equity	Asset	Free
	Core Plus Bond Series	Bond Series	Country Debt	Series	Allocation	Allocation	Allocation	Allocation
	Fund	Fund	Series Fund	Fund	Series Fund	Series Fund	Series Fund	Series Fund
Market Risk — Equity Securities Risk				•	•	•	•	•
Market Risk — Fixed Income Securities Risk	•	•	•		•	•	•	•
Market Risk — Asset-Backed Securities Risk	•	•	•		•	•	•	•
Credit Risk	•	•	•		•	•	•	•
Liquidity Risk	•	•	•	•	•	•	•	•
Smaller Company Risk				•	•	•	•	•
Derivatives Risk	•	•	•	•	•	•	•	•
Foreign Investment Risk	•	•	•	•	•	•	•	•
Currency Risk	•	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•
Real Estate Risk				•		•	•	•
Leveraging Risk	•	•	•	•	•	•	•	•
Counterparty Risk	•	•	•	•	•	•	•	•
Short Sales Risk				•	•	•	•	•
Commodities Risk					•	•	•	•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	•	•	•	•
Non-Diversified Funds	•	•	•	•	•	•	•	•

          Investing in mutual funds involves many risks, and factors that may affect a particular Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in each Fund’s summary and are summarized in additional detail in this section. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Funds. All Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The SAI includes more information about the Funds and their investments.
          Because each Fund invests substantially all of its assets in a Master Fund, the most significant risks of investing in a Fund are the risks to which the Fund is exposed through its corresponding Master Fund, which include the principal risks summarized below. In addition to the risks each Fund is exposed to through investment in its corresponding Master Fund, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to differ from that of its corresponding Master Fund. As indicated in the Fund summaries and in the “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses” section of this Prospectus, references in this section to investments made by a Fund include those made by its corresponding Master Fund.
          A Fund, by itself, generally is not a complete investment program but rather is intended to serve as part of a diversified portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
          • MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:
          Equity Securities Risk. Funds with significant equity investments run the risk that the market value of those investments will decline. The market value of an equity investment may decline for reasons that directly relate to the issuing company, such as management performance, financial leverage and reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, increased production costs, regulation or competitive industry conditions. In addition, market value may decline as a result of general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed-income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.
          The U.S. Equity Series Funds, International Equity Series Funds, and some of the Asset Allocation Series Funds invest a substantial portion of their assets in equities and, as described under “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses—Temporary Defensive Positions,” generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.
          If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.
          Equity investments trading at higher multiples of current earnings than other securities have market values that often are more sensitive to changes in future earnings expectations than other securities. At times when the market is concerned that these expectations may not be met, the market values of those securities typically fall.
          Fixed Income Securities Risk. Funds that invest a significant portion of their assets in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. These risks include, but are not limited to, loss on their investments, lack of liquidity of their investments, and the impact of fluctuating interest rates. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (also known as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value and are more likely to be fair valued (see “Determination of Net Asset Value”), resulting in differences between the values realized on the sale of the investments and the value at which the investments are carried on the books of a Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.
          A principal risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market value of those investments to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.
          The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for longer periods of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down with the level of prevailing interest rates. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform the market for fixed rate securities when interest rates rise but outperform the market when interest rates decline. To the extent the Funds invest in fixed income securities paying no interest, such as zero coupon and principal-only securities, they will be exposed to additional interest rate risk.
          The value of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates and increase during periods of declining real interest rates (i.e., nominal interest rate minus inflation). Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the value of inflation indexed bonds may decline more than the value of non-inflation indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance that the value of a Fund’s inflation indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. The interest payments on these investments cannot be known with certainty. The U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation) in the case of TIPS. The risks associated with inflation indexed bonds are particularly pronounced for Inflation Indexed Plus Bond Fund, which has significant exposure to TIPS and other inflation indexed bonds.
          Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations will have a negative return unless the Manager waives or reduces its management fees.
          Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.
          Asset-Backed Securities Risk. Investments in asset-backed securities are subject to all of the market risks for fixed-income securities described above under “Fixed Income Securities Risk” and other market risks. These risks include, but are not limited to, loss on investments, lack of liquidity and impact of fluctuating interest rates.
          Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this Prospectus, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.
          With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market value of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.
          The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.
          The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for the Fixed Income Series Funds that have invested substantial portions of their assets in GMO Short-Duration Collateral Fund, another fund managed by GMO that is not offered in this Prospectus.
          • CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income security (including an asset-backed security) will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. This risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.
          All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or domestic or foreign government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due.
          As noted under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans and credit-card receivables. Asset-backed securities also may be collateralized by the fees earned by service providers or by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations”). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The credit risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. See “Market Risk — Asset-Backed Securities” above for more information regarding credit and other risks associated with investments in asset backed securities.
          In some cases, the credit risk of some of a Fund’s fixed income securities are reflected in their credit ratings. A Fund that invests in fixed income securities is also subject to varying degrees of risk that the credit ratings of the securities will be downgraded. However, credit ratings reflect only the opinions of the agencies issuing them, may change less quickly than relevant circumstances and are not absolute guarantees of the quality of the rated securities. Credit ratings agencies have been criticized for issuing credit ratings that did not fully reflect the risks of the rated securities or were not promptly downgraded when the risks increased. The Manager may rely on its own independent analysis of the credit quality and risks associated with individual securities considered for a Fund, rather than relying on ratings agencies or third-party research. The Manager’s capabilities in analyzing credit quality and associated risks for securities in which the Funds invest are particularly important, and there can be no assurance that the Manager will be successful in this regard.
          The obligations of issuers also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. A Fund also will be exposed to credit risk on the reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.
          Credit risk is particularly pronounced for below investment grade securities (i.e., junk bonds), which are defined in this Prospectus under “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Securities.” The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Although offering the potential for higher investment returns, below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse economic and competitive industry conditions. In the event of default of sovereign debt, the Funds may lack recourse against the sovereign issuer involved.
          • LIQUIDITY RISK. The effect of liquidity risk is particularly pronounced when low trading volume, lack of a market maker, large size of position, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limit or prevent a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the more less-liquid securities a Fund holds, the more likely it is to honor a redemption request in-kind. All of the Funds are subject to liquidity risk to some extent. Funds with principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, foreign securities (in particular emerging market securities), derivatives (in particular over-the-counter (“OTC”) derivatives) and/or securities subject to restrictions on resale have the greatest liquidity risk. These types of investments can be difficult to value and are more likely to be fair valued (see “Determination of Net Asset Value”), resulting in differences between the values realized on the sale of the investments and the value at which the investments are carried on the books of a Fund. Less liquid securities are more susceptible than other securities to market value declines when markets decline generally.
          A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put or closing out a short position). Some of the markets, exchanges or securities in which a Fund invests may be less liquid and this would affect the price at which, and the time period in which, the Fund may liquidate positions to meet redemption requests or other funding requirements. Although U.S. Treasury securities have historically been among the most liquid fixed income investments, these securities may become less liquid in the future.
          The sovereign debt in which Emerging Country Debt Series Fund invests typically is less liquid than the sovereign debt in its benchmark. Emerging Countries Series Fund and the Asset Allocation Series Funds all make (or may make) investments in emerging market securities that are not widely traded and are sometimes subject to purchase and sale restrictions and/or in securities of companies with smaller market capitalizations that are not widely held and trade less frequently and in lesser quantities than securities of companies with larger market capitalizations.
          All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.
          • SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations, including small- and mid-cap companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
          • DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, foreign currency contracts, swap contracts, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices. The SAI contains a description of the various types and uses of derivatives in the Funds’ investment strategies.
          The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes a Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.
          A Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, a Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.
          Derivatives also present risks described elsewhere in this “Description of Principal Risks” section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Funds or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.
          A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.
          Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.
          When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.
          Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the Fixed Income Series Funds are not limited in the extent to which they may use derivatives or in the absolute face value of their derivative positions, and, as a result, they may be leveraged in relation to their assets (see “Leveraging Risk” below).
          The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.
          • FOREIGN INVESTMENT RISK. Funds that invest in foreign (non-U.S.) securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many foreign countries involve securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of foreign securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to foreign taxation on realized capital gains, dividends or interest payable on those securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).
          Also, investing in foreign countries exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of issuers to which a Fund is exposed, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments that could adversely affect the market value of the Fund’s investments.
          In some foreign markets, custody arrangements for securities provide significantly fewer protections than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s foreign investments (see “Currency Risk” below).
          U.S. investors are required to maintain a license to invest directly in many foreign markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, the Fund will be required to obtain exposure to the market through the purchase of American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a foreign license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.
          Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater foreign investment risk than Funds investing primarily in more developed foreign countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation or other confiscation of assets of issuers to which a Fund is exposed; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.
          • CURRENCY RISK. Currency Risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that currencies in which a Fund’s investments are traded and/or in which a Fund receives income, or currencies in which a Fund has taken an active investment position, will decline in value relative to other currencies, in the case of long positions, or increase in value relative to other currencies, in the case of short positions. In the case of hedging positions, currency risk includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the foreign currency being hedged. In such event, the Fund may realize a loss on the hedging instrument at the same time the Fund is realizing a loss on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

          Many of the Funds use derivatives to acquire positions in currencies whose value the Manager expects to correlate with the value of currencies the Fund owns, currencies the Manager wants the Fund to own, or currencies the Fund is exposed to through its investments. Many of the Funds also take overweighted or underweighted currency positions and/or alter the currency exposure of the securities in which they have invested. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their security investments and/or their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on its holdings of a particular currency and also lose money on the derivative. See also “Foreign Investment Risk” above.
          Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivatives may be adversely affected by changes in the exchange rates of foreign currencies. In addition, some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to covert these currencies into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market where the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.
          Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).
          • FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors or companies or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.
          A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors or companies. Securities, sectors or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.
          Similarly, Funds that invest a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, foreign country or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making foreign investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region. In addition, a recession, debt crisis or decline in currency valuation in one country within a region can spread to other countries in that region. Furthermore, a Fund that invests in the debt or equity securities of companies located in a particular geographic region or foreign country is particularly vulnerable to events affecting companies located in that region or country because those companies often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Foreign Investment Risk” above.
          • REAL ESTATE RISK. To the extent a Fund invests in a GMO Fund that concentrates its assets in real-estate related investments, the values of its portfolios are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and failing to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, and/or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended (the “1940 Act”).
          • LEVERAGING RISK. A Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged (i.e., the Fund’s exposure to underlying securities, assets or currencies exceeds its net asset value). Leverage increases a Fund’s portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it avails itself of the right to delay payment on a redemption.
          A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.
          • COUNTERPARTY RISK. This is the risk that the counterparty to a repurchase agreement or reverse repurchase agreement or other OTC derivatives contract or a borrower of a Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.
          Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. Funds that use swap contracts are subject, in particular, to the creditworthiness of the contracts’ counterparties because some types of swap contracts used by the Funds have durations longer than six months (and, in some cases, a number of decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required.
          The Funds are also subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

          Counterparty risk with respect to OTC derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Derivatives Risk” above for more information.
          • SHORT SALES RISK. Some Funds may use short sales in their investment programs in an attempt to increase their returns and/or for hedging purposes. A Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales “against the box,” meaning the Fund may make short sales while owning or having the right to acquire, at no added cost, securities or currencies identical to those sold short. A Fund incurs transaction costs, including interest, when opening, maintaining and closing short sales against the box. Short sales against the box protect a Fund against the risk of loss in the value of a portfolio security or currency by offsetting a decline in value of the security or currency by a corresponding gain in the short position. The converse, however, is that any increase in the value of the security or currency will be offset by a corresponding loss in the short position.
          • COMMODITIES RISK. The Asset Allocation Series Funds (except U.S. Equity Allocation Series Fund) may invest in Alternative Asset Opportunity Fund, another fund managed by GMO that is not offered in this Prospectus. For more information regarding Alternative Asset Opportunity Fund, see page [ ] of this Prospectus. Alternative Asset Opportunity Fund has exposure to commodity markets. Therefore, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs. Alternative Asset Opportunity Fund invests in commodity related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which these derivatives relate. The Asset Allocation Series Funds (except U.S. Equity Allocation Series Fund) are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.
          • MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. War, terrorism and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Description of Principal Risks” section, including market risk, liquidity risk, foreign investment risk, currency risk, credit risk and counterparty risk likely will increase. Market disruptions can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer such products on a more limited basis, or the current global economic crisis may strain the U.S. Treasury’s ability to satisfy its obligations.
          • LARGE SHAREHOLDER RISK. To the extent that shares of a Fund are held by large shareholders (e.g., institutional investors, financial intermediaries or other GMO Funds), the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts and/or on a frequent basis. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. These transactions could adversely affect a Fund if it sells portfolio securities to raise the cash to satisfy shareholder redemption requests or purchase portfolio securities to invest cash. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund. Substantial percentages of many Funds may be held by other GMO Funds and/or separate accounts managed by the Manager for its clients. Asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) the Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. These transactions also may accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, to the extent a Fund invests in other GMO Funds having large shareholders, the Fund is indirectly subject to this risk.
          • MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. The Manager uses proprietary investment techniques in making investment decisions for the Funds, but that does not assure that the Manager will achieve the desired results and a Fund may incur significant losses. The Manager, for example, may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. As described in the Fund summaries, for some Funds the Manager’s portfolio managers use quantitative analyses and/or models. Any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. There also can be no assurance that all of the Manager’s personnel will continue to be associated with the Manager for any length of time. The loss of the services of one or more employees of the Manager could have an adverse impact on a Fund’s ability to achieve its investment objective.
          The Funds generally do not take temporary defensive positions. Instead they usually are fully invested in the asset classes in which they are permitted to invest (e.g., domestic equities, foreign equities or emerging country debt). A Fund may buy securities not included in its benchmark, hold securities in very different proportions than its benchmark, and/or engage in other strategies that cause a Fund’s performance to differ from (and/or be uncorrelated with or negatively correlated with) that of its benchmark. In those cases, a Fund’s performance will depend on the ability of the Manager to choose securities that perform better than securities that are included in the benchmark and/or to utilize those other strategies in a way that adds value relative to the benchmark.
          The Funds also are subject to the risk of loss and impairment of operations from operational risk as a result of the Manager’s and other service providers’ provision of investment management, administrative, accounting, tax, legal, shareholder, and other services to the Funds. Operational risk can result from inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from purchasing or selling a security that the Manager expects will appreciate or decline in value, as the case may be, thus preventing the Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.
          • FUND OF FUNDS RISK. Because each Funds invests substantially all of its assets in a Master Fund, which may invest in shares of other investment companies, including other GMO Funds, money market funds and exchange-traded funds (“ETFs”) (for purposes of this risk disclosure, “underlying Funds”), the Funds are exposed to the risk that the Master Funds or the underlying Funds do not perform as expected.
          Because a Fund bears the fees and expenses of its corresponding Master Fund, and the Master Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund and its corresponding Master Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Master Fund or its successor increases its fees or incurs additional expenses, or when a Master Fund makes a new investment in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Master Fund has already invested. The fees and expenses associated with an investment in these underlying Funds can be less predictable and potentially higher than fees of other funds with similar investment programs.
          The Funds are also indirectly exposed to all of the risks applicable to an investment in the underlying Funds. In addition, to the extent a Fund and the its corresponding Master Fund invests in shares of other GMO Funds, they are also likely subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.
          Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.
          • NON-DIVERSIFIED FUNDS. Some of the Funds invest substantially all of their assets in Master Funds that are not “diversified” investment companies within the meaning of the 1940 Act. This means the Master Funds are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance than if they were “diversified.”
          The following Master Funds are not diversified investment companies under the 1940 Act:

• GMO Quality Fund	• GMO Emerging Countries Fund

• GMO U.S. Intrinsic Value Fund	• GMO U.S. Equity Allocation Fund

• GMO U.S. Growth Fund	• GMO Core Plus Bond Fund

• GMO Developed World Stock Fund	• GMO International Bond Fund

• GMO Foreign Fund	• GMO Emerging Country Debt Fund
          In addition, each of the Fixed Income Series Funds and the Asset Allocation Series Funds invest a portion of their assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Except as otherwise noted in the Fund summaries of this Prospectus under “Principal Investment Strategies,” each of the Asset Allocation Series Funds may invest without limitation in other GMO Funds (other than GMO U.S. Equity Allocation Fund) that are not diversified.

FUND BENCHMARKS AND COMPARATIVE INDICES
          The following section provides additional information about the Funds’ benchmarks (if any) and other comparative indices listed under “Investment Objective” and the “Average Annual Total Returns” table in the Fund summaries:

Benchmark/Comparative Index	Description
Barclays Capital U.S. Aggregate Index	The Barclays Capital U.S. Aggregate Index is an independently maintained and widely published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher.

Consumer Price Index	The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services.

Global Balanced Benchmark + Index	The Global Balanced Benchmark + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) through 6/30/2002 and (ii) the GMO Global Balanced Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO Global Balanced Index	The GMO Global Balanced Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) 48.75% S&P 500 Index, 16.25% MSCI ACWI ex-U.S. Index (MSCI Standard Index Series), and 35% Barclays Capital U.S. Aggregate Index from 6/30/2002 through 3/31/2007 and (ii) 65% MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) and 35% Barclays Capital U.S. Aggregate Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

J.P. Morgan EMBI Global	The J.P. Morgan EMBI (Emerging Markets Bond Index) Global is an independently maintained and widely published index comprised of debt securities of countries, including Brady bonds, sovereign debt, local debt, and Eurodollar debt, all of which are U.S. dollar denominated.

J.P. Morgan EMBI Global +	The J.P. Morgan EMBI (Emerging Markets Bond Index) Global + is an internally maintained composite benchmark computed by the Manager, comprised of (i) the J.P. Morgan Emerging Markets Bond Index (EMBI) through 8/31/1995, (ii) the J.P. Morgan EMBI+ through 12/31/1999, and (iii) the J.P. Morgan EMBI Global thereafter.

J.P. Morgan Non-U.S. Government Bond Index	The J.P. Morgan Non-U.S. Government Bond Index is an independently maintained and widely published index comprised of non-U.S. government bonds with maturities of one year or more.

J.P. Morgan U.S. 3 Month Cash Index	The J.P. Morgan U.S. 3 Month Cash Index is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.

Benchmark/Comparative Index	Description
MSCI ACWI Index	The MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of global developed and emerging markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI ACWI + Index	The MSCI ACWI (All Country World Index) + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the GMO Global Equity Index, a composite benchmark computed by the Manager that consists of the S&P 500 Index (75%) and the MSCI ACWI ex-U.S. Index (MSCI Standard Index Series) (25%) through 5/31/2008 and (ii) the MSCI ACWI Index (MSCI Standard Index Series) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI ACWI ex-U.S. Index	The MSCI ACWI (All Country World Index) ex-U.S. Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international (excluding U.S. and including emerging) large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI EAFE Index	The MSCI EAFE (Europe, Australasia, and Far East) Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI EAFE Growth Index	The MSCI EAFE (Europe, Australasia, and Far East) Growth Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks that have a growth style. Large and mid capitalization stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI EAFE Value Index	The MSCI EAFE (Europe, Australasia, and Far East) Value Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks that have a value style. Large and mid capitalization stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Benchmark/Comparative Index	Description
MSCI World Index	The MSCI World Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of global developed markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Russell 1000 Growth Index	The Russell 1000 Growth Index is an independently maintained and widely published index comprised of the stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell7 is a trademark of Russell Investment Group.

Russell 1000 Value Index	The Russell 1000 Value Index is an independently maintained and widely published index comprised of the stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell7 is a trademark of Russell Investment Group.

Russell 3000 Index	The Russell 3000 Index is an independently maintained and widely published index comprised of the stocks of the 3,000 largest U.S. companies based on total market capitalization. These companies represent approximately 98% of the total market capitalization of the U.S. equity market. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell7 is a trademark of Russell Investment Group.

Russell 3000 + Index	The Russell 3000 + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the S&P 500 Index through 10/15/2007 and (ii) the Russell 3000 Index thereafter. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell7 is a trademark of Russell Investment Group.

Russell 3000 ++ Index	The Russell 3000 ++ Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the S&P 500 Index through 2/28/2003 and (ii) the Russell 3000 Index thereafter. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell7 is a trademark of Russell Investment Group.

S&P 500 Index	The S&P 500 Index is an independently maintained and widely published index comprised of U.S. large capitalization stocks.

S&P/IFCI Composite Index	The S&P/IFCI Composite Index is an independently maintained and widely published index comprised of emerging markets stocks.

MANAGEMENT OF THE TRUST
          GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides investment management and administrative services to the Funds of GMO Series Trust (the “Trust”). GMO is a private company, founded in 1977. As of December 31, 2011, GMO managed on a worldwide basis more than $100 billion of assets for the Funds, the GMO Funds and other investors, such as pension plans, endowments, and foundations.
          Subject to the approval of the Trustees, the Manager establishes and modifies when it deems appropriate the investment strategies of the Funds. In addition to its management of the Funds’ investment portfolios, the Manager administers the Funds’ business affairs.
          Each Fund invests substantially all of its assets in an underlying Master Fund. The Trustees may determine to change the Master Fund in which a Fund invests, in accordance with the Trust’s Agreement and Declaration of Trust, and will provide the Fund’s shareholders at least 60 days’ notice prior to implementing such a change.
          A discussion of the basis for the Trustees’ approval of each Fund’s initial investment management contract will be included in each Fund’s first shareholder report.
          Different Investment Divisions of GMO are responsible for day-to-day investment management of different Funds. Each Division’s investment professionals work collaboratively, and no one person is primarily responsible for day-to-day management of any specific Fund. The table below identifies the GMO Investment Divisions and the Funds for which they are responsible. The same Division is responsible for the day-to-day management of the Master Fund in which the applicable Fund invests.

Investment Division	Primary Responsibilities
Quantitative Equity	U.S. Equity Series Funds and International Core Equity Series Fund, International Large/Mid Cap Value Series Fund, and Developed World Stock Series Fund
International Active	Foreign Series Fund
Emerging Markets	Emerging Countries Series Fund
Fixed Income	Fixed Income Series Funds
Asset Allocation	Asset Allocation Series Funds
          The following table identifies the senior member(s) of GMO’s Investment Divisions who are responsible for providing investment management services to the Funds and the Master Funds and each senior member’s length of service as a senior member, title, and business experience during the past five years. With respect to the Funds for which they have responsibility, the senior members manage or allocate responsibility for portions of the portfolios to members of their Division, oversee the implementation of trades, review the overall composition of the portfolios, including compliance with stated investment objectives and strategies, and monitor cash.

	Senior Member	Title; Business Experience
Funds	(Length of Service)	During Past 5 Years
U.S. Equity Series Funds (except Quality Series Fund) and International Core Equity Series Fund, International Large/Mid Cap Value Series Fund, and International Growth Equity Series Fund.	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.

	Senior Member	Title; Business Experience
Funds	(Length of Service)	During Past 5 Years
	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005. Previously, Mr. Wilderman was responsible for portfolio management of and research for GMO’s emerging equity portfolios since 1996.

Quality Series Fund	Thomas Hancock (since 1998)	See above.

	Sam Wilderman (since 2005)	See above.

	William Joyce (since 1998)	Member, Quantitative Equity Division, GMO. Mr. Joyce is jointly (with Messrs. Wilderman and Hancock) responsible for portfolio management and oversight of Quality Fund. Since the Fund’s inception in 2004, Mr. Joyce has played a lead role in its design, research and management. Previously, Mr. Joyce shared responsibility for research and management of all U.S. quantitative equity strategies since 1998.

Developed World Stock Series Fund	Thomas Hancock (since 1998)	See above.

	Sam Wilderman (since 2005)	See above.

	Anthony Hene (since 1995)	Member, Quantitative Equity Division, GMO. Mr. Hene is jointly (with Messrs. Wilderman and Hancock) responsible for the portfolio management and oversight of Developed World Stock Fund. Mr. Hene has jointly (with Messrs. Wilderman and Hancock) been responsible for portfolio management and oversight of global equity portfolios since 1995.

Foreign Series Fund	Drew Spangler (since 2011)	Director, International Active Division, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.

Emerging Countries Series Fund	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

Fixed Income Series Funds	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO. Mr. Cooper has been responsible (jointly with Mr. Nemerever) for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993. Mr. Cooper focuses on instrument selection.

	Senior Member	Title; Business Experience
Funds	(Length of Service)	During Past 5 Years
	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO. Mr. Nemerever has been responsible (jointly with Mr. Cooper) for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993. Mr. Nemerever focuses on investment strategy.

Asset Allocation Series Funds	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.
          The SAI contains information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of the Funds and other GMO Funds for which they have responsibility.
Custodians and Fund Accounting Agents
          [     ], [     ], serves as the Trust’s custodian and fund accounting agent on behalf of the U.S. Equity Series Funds, Fixed Income Series Funds, and Asset Allocation Series Funds. [     ], [     ], serves as the Trust’s custodian and fund accounting agent on behalf of the International Equity Series Funds.
Transfer Agent
          [     ], [     ], serves as the Trust’s transfer agent on behalf of the Funds.
MULTIPLE CLASSES
          The Funds offer Class R4, Class R5, and Class R6 shares. Each class of shares is available for purchase by eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) whose accounts are maintained by the Funds at an omnibus level, section 529 plans, and individual investors whose total investment in a Fund equals or exceeds $[_______]. The minimum purchase amount for an individual investor in any class of shares is $[_______]. No minimum additional investment is required to purchase additional shares of a Fund. The Trust may waive the minimum purchase amount for certain persons, accounts, or special situations. Shareholders do not have the ability to exchange shares of a Fund for shares of another Fund or shares of a different class of the Fund, but shareholders are able to redeem shares of a Fund and purchase shares of another Fund or shares of a different class of the Fund.
          The Funds’ fees and expenses are described below. As discussed in detail below under “Other Expenses,” the primary difference between the share classes is the amount of subtransfer agent/recordkeeping fees that each class pays to third parties who provide these services to retirement plan participants.
Expenses
          Shareholders of the Funds do not pay any transaction-based expenses as shares of the Fund are sold without an initial sales charge or a contingent deferred sales charge upon redemption. The costs of managing, administering, and operating the Fund are spread among each class of shares. These costs cover such things as a Fund’s pro rata share of the expenses of their corresponding Master Funds, shareholder servicing, custody, auditing, administrative and transfer agency expenses, and fees and expenses of the Trustees and are reflected in the Funds’ “Annual Fund Operating Expenses” tables in the Fund summaries.

          Management Fees. The Funds do not pay the management a fee for investment management services, but, as a shareholder of the corresponding Master Fund, each Fund bears a pro rata portion of such Master Fund’s expenses. Each Master Fund paid the manager, as compensation of investment management services, an annual fee equal to the percentage of the Master Funds’ average daily net assets (after waivers and/or reimbursements) for each class of shares during its fiscal year ended February 28, 2011, set forth in the table below:

	% of Average		% of Average
Master Fund	Net Assets	Master Fund	Net Assets
U.S. Core Equity Fund	0.28%	Core Plus Bond Fund	0.15%
Quality Fund	0.31%	International Bond Fund	0.09%
U.S. Intrinsic Value Fund	0.00%	Emerging Country Debt Fund	0.35%
U.S. Growth Fund	0.00%	U.S. Equity Allocation Fund	0.00	%*
International Core Equity Fund	0.33%	International Equity Allocation Fund	0.00	%*
International Growth Equity Fund	0.45%	Global Equity Allocation Fund	0.00	%*
Developed World Stock Fund	0.34%	Global Asset Allocation Fund	0.00	%*
Foreign Fund	0.54%	Benchmark-Free Allocation Fund	0.00	%*
Emerging Countries Fund	0.50%

*	These Master Funds do not charge management fees directly but pay the management fees charged by the underlying fund(s) in which they invest.
          As of the date of this Prospectus, International Large/Mid Cap Value Fund had not operated for a full fiscal year but pays the Manager, as compensation for investment management services, an annual fee equal to 0.50% of average daily net assets.
          Administration Fees. Each class of shares pays the Manager an administration fee of 0.05% of the class’s average daily net assets, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to investors purchasing shares of a Fund. Services provided by the Manager include, among other things: processing aggregated omnibus account purchase and redemption orders, coordinating operation of the National Security Clearing Corporation’s Fund/SERV system with intermediary platforms, providing information about and processing dividend payments, assisting with creation and distribution of communications such as prospectuses, proxies, shareholder reports, dividend and tax notices, updating prospectuses, establishing and maintaining certain information about the shares, recordkeeping, providing reports to various regulatory agencies, preparing tax returns and related documentation, providing reports regarding administrative support services provided to the intermediary platforms, administrating contracts on behalf of shares of each Fund, providing direct client service, maintenance, and reporting to platform sponsors, retirement plans, and other recordholders of shares, furnishing office space and equipment, providing certain bookkeeping a clerical services, and providing individuals affiliated with the Manager to serve as officers of the Trust and paying all salaries, fees and expenses of such offers. The Manager has retained [ ] to assist it in providing administration and record keeping services.
          Other Expenses. The “Other expenses” item in the Funds’ “Annual Fund Operating Expenses” tables in the Fund summaries include custodial, legal, transfer agent, subtransfer agent/recordkeeping payments (for Class R4 and Class R5 shares only), as well as various other expenses. A Master Fund may invest in certain other GMO Funds and certain other pooled investment vehicles (“underlying funds”), and the indirect net expenses associated with the Master Fund’s investment (if any) in underlying funds are reflected in “Other expenses.” Actual indirect expenses will vary depending on the particular underlying funds in which the Master Funds invest.
          Subtransfer agent/recordkeeping payments are made by Class R4 and Class R5 shares of the Funds to unaffiliated third parties for providing recordkeeping and other administrative services to retirement plan participants invested in the Funds through an omnibus account. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected for investment by the retirement plan sponsor. The table below shows the payments to entities providing these services to retirement plan participants.

Subtransfer
agent/recordkeeping
payments (as a percentage of
net assets)
Class R4 Shares	0.25%
Class R5 Shares	0.10%
Class R6 Shares	None
          Expense Reimbursement. [For each Fund, the Manager has contractually agreed to reimburse each Fund for the portion of the Fund’s total annual operating expenses that exceed 0.00% of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” As used in this Prospectus, “Excluded Fund Fees and Expenses” are administration fees, subtransfer agent/recordkeeping payments, expenses indirectly incurred by investment in other Funds managed by the Manager, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, expenses associated with reverse repurchase agreements, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, and extraordinary, non-recurring and certain other unusual expenses (including taxes).]
          The Funds’ contractual expense limitations will continue through at least [___], 2012, and may not be terminated prior to this date without the consent of the Funds’ Board of Trustees.
DETERMINATION OF NET ASSET VALUE
          The net asset value or “NAV” of each class of shares of a Fund is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of a Fund is determined by dividing the total value of the class’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. NAV for the Fixed Income Series Funds is not determined (and accordingly transactions in shares of the Fixed Income Series Funds are not processed) on days when the U.S. bond markets are closed.
          A Fund also may elect not to determine NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by such Fund. U.S. generally accepted accounting principles (“GAAP”) may require a Fund to accrue for certain taxes that may or may not ultimately be paid. The amounts of such accruals will be determined by the Manager in its sole discretion.
          Because the Funds invest substantially all of their assets into corresponding Master Funds, each Fund’s net asset value is calculated based upon the net asset value of its corresponding Master Fund. Like the Funds, the Master Funds’ NAVs are determined as of the close of regular trading on the NYSE. Following is a description of how the value of a Master Fund’s investments and any investments by the Fund in addition to its investments in a Master Fund are generally determined:

Exchange-listed securities (other than Exchange-listed options)
•	Last sale price or

•	Official closing price or

•	Most recent quoted price published by the exchange (if no reported last sale or official closing price) or

•	Quoted price provided by a pricing source (if the private market is more reliable in determining market value than the exchange)
          (Also, see discussion in “Fair Value Pricing” below regarding foreign equity securities.)
Exchange-listed options
•	Exchange-listed options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions
Unlisted securities (if market quotations are readily available)
•	Most recent quoted price

Note: There can be no assurance that quoted prices will be available. If reliable quotes are not available, the Funds or Master Funds may seek alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).
Non-emerging market debt obligations (having sixty days or less to final maturity)
•	Amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired)
All other fixed income securities (includes bonds, asset-backed securities, loans, structured notes)
•	Most recent quoted price supplied by a single pricing source chosen by the Manager
Shares of other GMO Funds and other open-end registered investment companies
•	Most recent NAV
“Fair Value” Pricing
          For all other assets and securities, including derivatives, and in cases where market prices are not readily available or circumstances make an existing methodology or procedure unreliable, the Funds’ and the Master Funds’ investments are valued at “fair value,” as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.
          In some cases, a significant percentage of a Fund’s or a Master Fund’s assets may be “fair valued.” The value of assets that are “fair valued” is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund’s or a Master Fund’s net asset value is calculated, other news events, and significant unobservable inputs (including a Fund’s or a Master Funds’ own assumptions in determining the fair value of investments). Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the fair value determined for a particular security may be materially different from the value realized upon its sale.
          Many foreign equity securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign equity securities in those markets or on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Funds are the Master Funds generally value those foreign equity securities (including those foreign equity securities underlying futures and other derivatives) as of the NYSE close using fair value prices, which are based on local closing prices adjusted by a factor supplied by a third party vendor using that vendor’s proprietary models.
          A Fund’s or a Master Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its benchmark or other comparative index more than would otherwise be the case. For example, a Fund may fair value its international equity holdings as a result of significant events that occur after the close of the relevant market and before the time the Fund’s or the Master Fund’s net asset value is calculated. In these cases, the benchmark or index may use the local market closing price, whereas the Fund or the Master Fund may use an adjusted “fair value” price.
          Quoted prices are typically the “bid price” for securities held long and the “ask price” for securities sold short. If the pricing convention for the applicable security does not involve a bid or an ask, the quoted price is the quotation provided by a third party pricing source in accordance with the convention for that security.
          The values of foreign securities quoted in foreign currencies, foreign currency balances and foreign forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.
          The Manager evaluates pricing sources on an ongoing basis and may change a pricing source at any time. The Manager normally does not evaluate the prices supplied by pricing sources on a day-to-day basis. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices often are available for many securities held by a Fund or a Master Fund, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund or the Master Fund. In addition, because some Funds or Master Funds hold portfolio securities listed on foreign exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net asset value of those Funds’ or Master Funds’ shares may change significantly on days when shares cannot be redeemed.
NAME POLICIES
          To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of the value of their net assets plus the amount of any borrowings made for investment purposes, through their Master Fund, in specific types of investments, industries, countries, or geographic regions (each policy, a “Name Policy”). Those Name Policies are described in the “Principal Investment Strategies” section of their summaries.
          A Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. When used in connection with a Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund’s investments be “tied economically” to that country or region. For purposes of this Prospectus, an investment is “tied economically” to a particular country or region if: (i) it is an investment in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. A Master Fund may invest directly in securities of companies in a particular industry, country, or geographic region or indirectly, for example, through investments in another GMO Fund, derivatives, or synthetic instruments with underlying assets that have economic characteristics similar to investments tied economically to a particular industry, country, or geographic region. Funds with the term “international,” “global,” or “world” included in their names have not adopted formal Name Policies with respect to those terms, but typically invest in investments that are tied economically to, or seek exposure to, a number of countries throughout the world.
DISCLOSURE OF PORTFOLIO HOLDINGS
          The Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of some Funds and some Master Funds are posted monthly on GMO’s website. In addition, from time to time, position attribution information regarding some Funds and some Master Funds may be posted to GMO’s website (e.g., best/worst performing positions in the Fund or the Master Fund over a specified time period). Such information is available without a confidentiality agreement to registered users on GMO’s website. Additional information regarding some Funds’ and some Master Funds’ portfolio holdings as of each month’s end is made available to shareholders of the Trust, qualified potential shareholders as determined by GMO (“potential shareholders”), and their consultants or agents through a secured link on GMO’s website, as set forth below:

Approximate date of posting to
website of preliminary holding
Funds	information
U.S. Equity Series Funds, International Equity Series Funds, and Fixed Income Series Funds	5 days after month end
Asset Allocation Series Funds	2 days after month end
          Shareholders and potential shareholders of Funds that invest in other GMO Funds, as well as their consultants and agents, are able to access the portfolio holdings of the GMO Funds in which those Funds or Master Funds invest when that information is posted each month on GMO’s website. Periodically, in response to heightened market interest in specific issuers, a Fund’s or a Master Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders of the Trust, potential shareholders, and their consultants or agents through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.
          To access this information on GMO’s website (http://www.gmo.com/america/strategies), shareholders, potential shareholders, and their consultants and agents (“permitted recipients”) must contact GMO to obtain a password and user name (to the extent they do not already have them) and generally must enter into a confidentiality agreement with GMO and the Trust. GMO also may provide permitted recipients with information regarding underlying direct holdings of the Funds, and a confidentiality agreement is not required to view this information. GMO may make portfolio holdings information available in alternate formats and under additional circumstances under the conditions described in the SAI. Beneficial owners of shares of a Fund who have invested in the Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding the Fund’s portfolio holdings.
          The Funds, the Master Funds or GMO may suspend the posting of portfolio holdings and the Funds or the Master Funds may modify the disclosure policy, without notice to shareholders. Once posted, a Fund’s or a Master Fund’s portfolio holdings will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.
HOW TO PURCHASE SHARES
          Shares of the Funds may be purchased by eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) whose accounts are maintained by the Funds at an omnibus level, section 529 plans, and individual investors whose total investment in a Fund equals or exceeds $[_______].
          Under ordinary circumstances, eligible investors may purchase a Fund’s shares on days when the NYSE is open for business (and in the case of a Fixed Income Series Fund when the U.S. bond markets are open for business). Retirement plan participants may establish an account and add shares of a Fund to an account by contacting the plan administrator (or another financial intermediary designated by the Funds or the plan administrator). The plan administrator or designated financial intermediaries will conduct the transaction, or provide plan participants with the means to conduct the transaction themselves. Retirement plan participants should contact the plan administrator or designated financial intermediary for instructions on purchasing shares.
          The minimum purchase amount for an individual investor of any class of shares is $[_______]. No minimum additional investment is required to purchase additional shares of a Fund. The Trust may waive the minimum purchase amount for certain persons, accounts, or special situations. The plan administrator or other financial intermediary may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for purchasing a Fund’s shares through them.
          [For individual investors, the Trust may not accept a purchase request unless an IRS Form W-9 [(for U.S. shareholders) or the appropriate IRS Form W-8 (for foreign shareholders)] with a correct taxpayer identification number (if required) is on file with GMO and that W-9 [or W-8] is deemed to be in good order by the Trust’s withholding agent, [                    ]. The Trust may require additional tax-related certifications, information or other documentation from you in order to comply with the reporting and withholding tax provisions enacted in March 2010 as part of the Hiring Incentives to Restore Employment Act. For more information on these new rules, see the “Taxes” section in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust are completed properly and maintained, as required, in good order. GMO has the right to make final good order assessments.] [R&G Tax to confirm bracketed paragraph.]
     Funding Your Investment. Shareholders of record may purchase shares:
          ► By wire. Instruct your bank to wire the amount of your investment to:
[                    ]
ABA#: 011000028
Attn: Transfer Agent
Credit: GMO Series Fund Deposit Account 10111003
Further credit: GMO U.S. Core Equity Series Fund
          Purchase Policies. The plan administrator or other financial intermediary is responsible for transmitting a purchase request in good order to the Trust or its designated agent to avoid having it rejected by the Trust or its designated agent. In general, a purchase request from a record holder of a Fund’s shares is in good order if it includes:
•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.
          If the purchase request is received in good order by the Trust or its designated agent, together with the U.S. dollar amount of the class of Fund shares to be purchased (when federal funds, a wire, a check or Automated Clearing House (ACH) transactions are received), prior to the close of regular trading on the NYSE (generally 4:00

p.m. Boston time), the purchase price for the Fund shares to be purchased is the net asset value per share determined on that day. If the request and payment are received after the close of regular trading on the NYSE, the purchase price for the Fund shares to be purchased is the net asset value per share determined on the next business day that the NYSE is open. In the case of a Fixed Income Series Fund, purchase requests that are received on days when the U.S. bond markets are closed will not be accepted until the next day on which the U.S. bond markets are open, and the purchase price for a Fixed Income Series Fund’s shares to be purchased is the net asset value per share determined on that day. For plan participants submitting their purchase requests through a plan administrator or other financial intermediary, the specific requirements for good order depend on the type of account and transaction and the method of purchase; contact your financial intermediary. The Fund and its designated agents reserve the right to reject any purchase request.
          To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor that opens an account. Additional identifying documentation also may be required. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.
          The Trust in its sole discretion and without notice may temporarily or permanently suspend sales of its shares to new investors and/or existing shareholders, change the categories of investors eligible to purchase any class of shares of a Fund, and change the minimum initial or subsequent investment requirements for any class of shares of a Fund.
          Submitting Your Purchase Order Form. Shareholders of record can submit completed purchase order forms by mail or by facsimile or other form of communication pre-approved by Shareholder Services to the Trust at:
GMO Series Trust
c/o Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, Massachusetts 02110
Facsimile: 1-617-439-4192
Attention: Shareholder Services
          Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your purchase order form. Do not send cash, checks, or securities directly to the Trust. A purchase request submitted by mail is “received” by the Trust when it is actually delivered to the Trust or its designated agent. A purchase request delivered by facsimile is “received” by the Trust when it is actually received by the Trust or its designated agent.
          Funding Your Investment. Shareholders of record may purchase shares:

•	with cash (via wire transfer or check)
►	By wire. Instruct your bank to wire the amount of your investment to:
[                    ]
ABA#: 011000028
Attn: Transfer Agent
Credit: GMO Deposit Account 00330902
Further credit: GMO Fund/Account name and number
►	By check. All checks must be made payable to the appropriate Fund or to GMO Series Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service:	By Overnight Courier:
[ ] Transfer Agency/GMO Box 5493 Mail Code JHT1651 Boston, MA 02206	[ ] Attn: Transfer Agency/GMO 200 Clarendon Street Mail Code JHT1651 Boston, MA 02116

•	in exchange for securities acceptable to GMO
►	securities must be approved by GMO prior to transfer to the Fund

►	securities will be valued as set forth under “Determination of Net Asset Value”
•	by a combination of cash and securities
          Automatic Investment Plan for Plan Participants. If your plan administrator or financial intermediary has provided you with a means to establish an “automatic investment plan,” you may instruct your plan administrator or financial intermediary to automatically withdraw a specified amount from your bank account for investment in a Fund. Contact the plan administrator or designated financial intermediary for instructions on how to establish an “automatic investment plan.”
          Frequent Trading Activity. As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to a Fund and its shareholders. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies may be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to a Fund and its shareholders.
          The Trustees have adopted procedures designed to detect and prevent frequent trading activity that is harmful to a Fund and its shareholders (the “Procedures”). The Procedures include the fair valuation of foreign securities, periodic surveillance of trading in shareholder accounts and inquiry as to the nature of trading activity. If GMO determines that an account is engaging in frequent trading that has the potential to be harmful to a Fund or its shareholders, the Procedures permit GMO to adopt various prevention measures, including suspension of the account’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. A Fund will not automatically redeem shares that are the subject of a rejected exchange request. The Funds reserve the right to reject any order or terminate the sale of Fund shares at any time.
          Shares of the Funds are distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their underlying investors. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent frequent trading strategies within those accounts is limited. GMO ordinarily seeks the agreement of a financial intermediary to monitor for and/or restrict frequent trading in accordance with the Procedures. In addition, the Funds may rely on a financial intermediary to monitor for and/or restrict frequent trading in accordance with the intermediary’s policies and procedures in lieu of the Procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that GMO considers to be potentially harmful to a Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult with that intermediary regarding its frequent trading policies.
HOW TO REDEEM SHARES
          Under ordinary circumstances, you may redeem each class of a Fund’s shares on days when the NYSE is open for business (and in the case of each class of Fixed Income Series Funds on days when the U.S. bond markets are open for business). Retirement plan participants may sell shares of the Fund by contacting the plan administrator (or another financial intermediary designated by a Fund or the plan administrator). The plan administrator or designated financial intermediary will conduct the transaction for retirement plan participants, or provide retirement plan participants with the means to conduct the transaction themselves. Financial intermediaries, including your plan administrator, may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming a Fund’s shares through them.
          Redemption Policies. The plan administrator or other financial intermediary is responsible for submitting a redemption request in good order to avoid having it rejected by the Trust or its designated agent. In general, a purchase request from a record holder of a fund’s shares is in good order if it includes:
•	The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or the amount that the client wants to receive;

•	The date on which the redemption is to be made (subject to receipt prior to the close of regular trading on the NYSE on that date);

•	The name and/or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Series Trust Application or subsequent authorized signers list; and

•	Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.
          If a redemption request is received in good order by the Trust or its designated agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time), the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day. In the case of each class of a Fixed Income Series Fund, redemption requests in good order that are received on days when the U.S. bond markets are closed will not be accepted until the next day on which the U.S. bond markets are open, and the redemption price will be the net asset value per share determined that day. If a redemption request is received after the close of regular trading on the NYSE, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day that the NYSE is open or, in the case of each class of the Fixed Income Series Funds, the next business day that the U.S. bond markets are open. For plan participants submitting their purchase requests through a plan administrator or other financial intermediary, the specific requirements for good order depend on the type of account and transaction and the method of redemption; contact your financial intermediary. In the event of a disaster affecting Boston, Massachusetts, plan administrators and other financial intermediaries should contact GMO to confirm that your redemption request was received and is in good order.
          Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address may result in a delay in processing a redemption request, delay in remittance of redemption proceeds, or a rejection of the redemption request.
          In its sole discretion, GMO may determine to have a Fund pay redemption proceeds wholly or partly in securities (selected by GMO) instead of cash. In the event that a Fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them. In order to reduce the necessity of honoring a redemption in kind, the Funds request that investors provide [ ] days’ notice for any redemption of $[___] or more.
          Redemption proceeds for investors who invest through eligible retirement plans or other financial intermediaries will be sent directly to the plan administrator or other financial intermediary. A Fund may take up to seven days to remit proceeds to the plan administrator or other financial intermediary.
          Each Fund may suspend the right of redemption and may postpone payment for more than seven days:
•	if the NYSE and/or the Federal Reserve Bank are, or in the case of the Fixed Income Series Funds, the U.S. bond markets are, closed on days other than weekends or holidays

•	during periods when trading on the NYSE is restricted

•	during an emergency that makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

•	during any other period permitted by the SEC for your protection.
          Pursuant to the Trust’s Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time.
          Automatic Withdrawal Plan for Plan Participants. If your plan administrator or financial intermediary has provided you with a means to establish an “automatic withdrawal plan,” you may elect to receive (or designate someone else to receive) regular (monthly, quarterly, semiannually, annually) periodic payments through an automatic redemption of shares of the Funds. Contact the plan administrator or designated financial intermediary for instructions on how to establish an “automatic withdrawal plan.”
          Submitting Your Redemption Request. Redemption requests can be submitted by a record holder of a fund’s shares by mail or by facsimile to the Trust at the address/ facsimile number set forth under “How to Purchase Shares — Submitting Your Purchase Order Form.” Redemption requests submitted by mail are “received” by the Trust when actually received by the Trust or its designated agent. Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your redemption request.
DISTRIBUTIONS AND TAXES
          The policy of each U.S. Equity Series Fund is to declare and pay distributions of its net investment income, if any, at least annually. The policy of each other Fund is to declare and pay distributions of its net investment income, if any, semi-annually. Each Fund also intends to distribute net realized capital gains, whether from the sale of securities held by the Fund for not more than one year (net short-term capital gains) or from the sale of securities held by the Fund for more than one year (net long-term capital gains), if any, at least annually. In addition, the Funds may, from time to time and at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. From time to time, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders. Shareholders should read the description below for information regarding the tax character of distributions from a Fund to shareholders.
          All dividends and capital gain distributions paid to shareholders will be reinvested automatically, unless a shareholder elects to receive cash.
          Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). A RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC would result in Fund-level taxation, and consequently, a reduction in the value of the Fund, as well as in the income available for distribution to its shareholders.
          Shares of the Funds are offered primarily to tax qualified retirement plans (see “How to Purchase Shares” above). Qualified plans generally are not subject to U.S. federal income tax on distributions from a Fund or on redemptions of shares of a Fund. Special tax rules apply to investments through such plans. Plan participants whose qualified plan invests in a Fund generally are not subject to U.S. federal income tax on distributions from the Fund received by the plan or on redemptions of the Fund’s shares by the plan. However, distributions to plan participants from a qualified plan generally are taxable to plan participants as ordinary income, with certain exceptions (for example, distributions to participants from a Roth 401(k) plan generally are not taxable to those participants).
          Shares of the Funds are also available for purchase through certain other types of retirement and educational savings plans and accounts. Whether you are investing through a qualified plan as described above, or through another type of retirement or educational savings plan or account, you should consult with your own tax advisor or the plan administrator or other financial intermediary through which your investment in the Fund is made to determine the suitability of the Fund as an investment through such plan or account and the specific U.S. federal income, as well as any possible state, local, foreign or other, tax consequences to you of investing in the Fund through your plan or account. See “Taxes” in the SAI for more information.
For shareholders that hold their shares in a taxable account, it is important for you to note:

•	For U.S. federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income.

•	For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined by how long a Fund owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Distributions of net realized capital gains from the sale of investments that a Fund owned for more than one year and that are reported by a Fund as capital gain dividends generally are taxable to shareholders as long-term capital gains. Distributions of net realized capital gains from the sale of investments that a Fund owned for one year or less generally are taxable to shareholders as ordinary income. Tax rules can alter a Fund’s holding period in securities and thereby affect the tax treatment of gain or loss on such securities.

•	A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its shares, with any amounts exceeding such basis treated as capital gain. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

•	A Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such subsequent years without expiration until such losses are fully utilized. A Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund. See “Taxes” in the SAI for more information.

•	For taxable years beginning before January 1, 2013, distributions of net investment income properly reported by a Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. If the Master Fund reports dividends it paid to the Fund as “qualified dividend income,” then the Fund is permitted, in turn, to report a portion of its distributions as “qualified dividend income,” provided the Fund meets the holding period and other requirements with respect to shares of the Master Fund. The Fixed Income Series Funds do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to most individuals have been reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013. The “qualified dividend income” provision and the reduction of long-term capital gain rates for individuals will expire for taxable years beginning on or after January 1, 2013 unless Congress enacts legislation providing otherwise.

•	Distributions by a Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

•	Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short-term or long-term capital gain, depending on how long the Fund shares were held by the shareholder.

•	A Fund’s investments in its Master Fund or other GMO Funds or other investment companies treated as RICs or partnerships for U.S. federal income tax purposes, including ETFs, can cause the Fund’s distributions to vary in terms of their timing, character, and/or amount from what the Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by the Master Fund or other underlying investment companies. See “Taxes” in the SAI for more information.

•	A Fund’s or its Master Fund’s investment in foreign securities may be subject to foreign withholding or other taxes on dividends, interest, or capital gains. A Fund or its Master Fund may otherwise be subject to foreign taxation on repatriation proceeds generated from those securities or to other transaction-based foreign taxes on those securities. Those withholding and other taxes will reduce the Fund’s or its Master Fund’s, as applicable, yield on its foreign securities. The foreign withholding and other tax rates applicable to a Fund’s or Master Fund’s investments in certain foreign jurisdictions may be higher if the Fund or its Master Fund has a significant number of non-U.S. shareholders than if it has fewer non-U.S. shareholders. In certain instances, Fund shareholders may be entitled to claim a credit or deduction (but not both) for foreign taxes paid by a Fund or its Master Fund or another RIC in which a Fund invests. In addition, a Fund’s or its Master Fund’s investment in certain foreign securities, foreign currencies or foreign currency derivatives may accelerate distributions by the Fund to its shareholders and increase the distributions taxed to Fund shareholders as ordinary income. See “Taxes” in the SAI for more information.

•	Under the Funds’ and their Master Funds’ securities lending arrangements, when a dividend is paid with respect to a Fund or Master Fund security out on loan, the borrower is required to pay to that Fund or Master Fund, as applicable, a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund or Master Fund would have received if it had received the dividend directly. Because some borrowers of foreign securities may be subject to levels of taxation that are lower than the rates applicable to that Fund or Master Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay that Fund or Master Fund for the opportunity to earn that profit. In the United States, certain swap and securities lending transactions designed to enable non-U.S. persons to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends, have received the attention of U.S. lawmakers. In response, Congress enacted legislation in March 2010 to limit these practices. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to foreign securities or that foreign taxing authorities will not otherwise challenge beneficial tax results arising from swap or securities lending arrangements.

•	Certain of a Fund’s or its Master Fund’s investment practices, including derivative transactions, short sales, hedging activities generally, and securities lending activities, as well as a Fund’s or its Master Fund’s investments in certain types of securities, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, REITs, and, potentially, so-called “indexed securities” (such as inflation indexed bonds), will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions to its shareholders and, in some cases, may cause a Master Fund to liquidate its investments at a time when it is not advantageous to do so. See “Taxes” in the SAI for more information about the tax consequences of specific Fund and Master Fund investment practices and investments.
          This section provides a general summary of the principal U.S. federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local, or other applicable taxes (including the federal alternative minimum tax). Most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities, so long as a fund meets all applicable state requirements. Therefore, you may be allowed to exclude from your state taxable income distributions made to you by a Fund, to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. You should consult your tax advisors regarding the applicability of any such exemption to your situation.

          See “Taxes” in the SAI for more information, including a summary of certain tax consequences of investing in a Fund for non-U.S. shareholders.

INVESTMENT IN OTHER GMO FUNDS
          GMO Alpha Only Fund. GMO Alpha Only Fund (“Alpha Only Fund”), a series of GMO Trust, is not offered in this Prospectus. Alpha Only Fund is managed by GMO.
          Alpha Only Fund pays an investment management fee to the Manager at the annual rate of 0.50% of Alpha Only Fund’s average daily net assets for each class of shares. Alpha Only Fund offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets, and Class VI shares pay shareholder service fees at the annual rate of 0.10% of that class’s average daily net assets. The Manager has contractually agreed through at least June 30, 2012 to waive Alpha Only Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of Alpha Only Fund exceeds the applicable shareholder service fee; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Alpha Only Fund to the extent Alpha Only Fund’s total annual operating expenses exceed 0.50% of Alpha Only Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse Alpha Only Fund for the amount of fees and expenses incurred indirectly by Alpha Only Fund through its investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to Alpha Only Fund of such fees and expenses equal to 0.50% of Alpha Only Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Alpha Only Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          Alpha Only Fund’s investment objective is to outperform the Fund’s benchmark, the Citigroup 3-Month Treasury Bill Index.
          Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.
          To gain long investment exposure, Alpha Only Fund invests primarily in shares of the GMO U.S. Equity Funds and the GMO International Equity Funds, and also may invest in shares of GMO Emerging Country Debt Fund (collectively, “Alpha Only Fund’s underlying Funds”). In addition, Alpha Only Fund may gain long investment exposure by investing in securities directly, rather than through Alpha Only Fund’s underlying Funds.
          To gain short investment exposure, Alpha Only Fund may use over-the-counter (“OTC”) and exchange-traded derivatives (including futures, swap contracts and currency forwards) and make short sales of securities (e.g., shares of exchange-traded funds), including short sales of securities Alpha Only Fund does not own. Alpha Only Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, Alpha only Fund may be leveraged in relation to its assets.
     The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity and emerging country debt) and sub-asset classes (e.g., small- to mid-cap stocks in the foreign equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes) to select Alpha Only Fund’s underlying Funds and securities in which Alpha Only Fund invests or takes short positions and to decide how much to invest and/or short in each. The Manager changes Alpha Only Fund’s holdings in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Alpha Only Fund’s investments.
     For cash management purposes, Alpha Only Fund may invest in GMO U.S. Treasury Fund (“U.S. Treasury Fund”), and unaffiliated money market funds.
     Alpha Only Fund’s benchmark is the Citigroup 3-Month Treasury Bill Index, which is an independently maintained and widely published index comprised of U.S. government bonds.
     To the extent a Fund invests in Alpha Only Fund, it is subject to all of the risks to which Alpha Only Fund is exposed. The principal risks of an investment in Alpha Only Fund include Derivatives Risk, Foreign Investment Risk, Market Risk — Equity Securities, Liquidity Risk, Funds of Funds Risk, Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Leveraging Risk, Management and Operational Risk, Currency Risk, Credit Risk, Counterparty Risk, Real Estate Risk, Smaller Company Risk, Short Sales Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Alpha Only Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Alpha Only Fund may affect Alpha Only Fund’s performance more than if Alpha Only Fund were diversified. Shareholders of each Fund investing in Alpha Only Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Alternative Asset Opportunity Fund. GMO Alternative Asset Opportunity Fund (“AAOF”), a series of GMO Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. AAOF is managed by GMO.
          AAOF pays an investment management fee to the Manager at the annual rate of 0.70% of AAOF’s average daily net assets. AAOF offers a single class of shares. AAOF pays shareholder service fees to the Manager at the annual rate of 0.15% of AAOF’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse AAOF to the extent AAOF’s total annual operating expenses exceed 0.70% of AAOF’s average daily net assets. In addition, the Manager has contractually agreed to reimburse AAOF for the amount of fees and expenses incurred indirectly by AAOF through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to AAOF of such fees and expenses equal to 0.70% of AAOF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of AAOF’s Board of Trustees. In addition to these contractual expense limitations, the Manager has voluntarily agreed to waive AAOF’s management fee to 0.60% of AAOF’s average daily net assets and to reimburse AAOF to the extent AAOF’s total annual operating expenses exceed 0.60% of AAOF’s average daily net assets (excluding Excluded Fund Fees and Expenses). The Manager may change or terminate these voluntary waivers and reimbursements at any time, at which point AAOF will incur management fees equal to 0.70% of AAOF’s average daily net assets. During any period for which these voluntary waivers and reimbursements are in effect, AAOF will incur management fees at an annual rate lower than 0.70% of AAOF’s average daily net assets, and, as a result, net annual operating expenses for AAOF will be lower. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          AAOF’s investment objective is long-term total return.
          AAOF plans to pursue its investment objective by investing in a range of global equity, bond, currency, and commodity markets using exchange traded futures and forward foreign exchange contracts as well as making other investments. The Fund seeks to take advantage of the Manager’s proprietary quantitative investment models for global tactical asset allocation and equity, bond, currency and commodity market selection.
          In addition, AAOF normally invests assets not held as margin for futures or forward transactions or paid as option premiums in U.S. and non-U.S. fixed income securities. AAOF may hold cash directly (i.e., Treasury-Bills), invest in money market funds or hold shares of other series of GMO Trust, including GMO Short-Duration Collateral Fund (“SDCF”) and U.S. Treasury Fund.
The Manager’s models for this active quantitative process are based on the following strategies:
Value-Based Strategies. Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.
Sentiment-Based Strategies. Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior and momentum.
          The Manager may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors.
          To gain exposure to commodities and certain other assets, the Fund invests in a wholly-owned subsidiary company. GMO serves as the investment manager to this company but does not receive any additional management or other fees for such services. The company invests primarily in commodity-related derivatives and fixed income securities, but may also invest in any other investments in which the Fund may invest directly. References to AAOF in this summary of AAOF’s investment strategy may refer to actions undertaken by AAOF or the subsidiary company. The Fund does not invest directly in commodities and commodity-related derivatives.
          If deemed prudent by the Manager, AAOF will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with AAOF’s normal investment strategies. AAOF may not achieve its investment objective while it is taking temporary defensive measures. AAOF has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind. AAOF does not seek to maintain a specified interest rate duration for its portfolio.
           AAOF’s benchmark is the Citigroup 3-Month Treasury Bill Index, which is a short-term treasury bill index independently maintained and widely published by Citigroup.
          To the extent a Fund invests in AAOF, it is subject to all of the risks to which AAOF is exposed. The principal risks of an investment in AAOF include Currency Risk, Market Risk — Equity Securities, Market Risk — Fixed Income Securities, Commodities Risk, Foreign Investment Risk, Counterparty Risk, Short Sales Risk, Management and Operational Risk, Credit Risk, Liquidity Risk, Leveraging Risk, Market Risk — Asset-Backed Securities, Fund of Funds Risk, Large Shareholder Risk, and Market Disruption and Geopolitical Risk. AAOF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by AAOF may affect AAOF’s performance more than if AAOF were diversified. Shareholders of each Fund investing in AAOF are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Asset Allocation Bond Fund. GMO Asset Allocation Bond Fund (“AABF”), a series of GMO Trust, is not offered in this Prospectus. AABF is managed by GMO.
          AABF pays an investment management fee to the Manager at the annual rate of 0.25% of AABF’s average daily net assets for each class of shares. AABF offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. The Manager has contractually agreed through at least June 30, 2012 to waive AABF’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of AABF exceeds the applicable shareholder service fee; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee. Subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse AABF to the extent AABF’s total annual operating expenses exceed 0.25% of AABF’s average daily net assets. In addition, the Manager has contractually agreed to reimburse AABF for the amount of fees and expenses incurred indirectly by AABF through its direct or indirect investment in other GMO Funds (excluding those Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to AABF of such fees and expenses equal to 0.25% of AABF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of AABF’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). AAIBF charges a purchase premium equal to 0.50% of the amount invested and a redemption fee equal to 0.50% of the amount redeemed. AAIBF may modify such purchase premiums and redemption fees at any time.
          AABF’s investment objective is total return in excess of that of its benchmark, the Citigroup 3-Month Treasury Bill Index.
          The Manager pursues AABF’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.
          Under normal circumstances, AABF invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration or credit quality).
          AABF may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:
•	investment grade bonds denominated in various currencies, including bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds;

•	below investment grade bonds (also known as “junk bonds”);

•	inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

•	inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.
     AABF may also invest in exchange traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.
     AABF may gain exposure to the investments described above through investments in shares of other GMO Funds, including GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), GMO Debt Opportunities Fund (to gain exposure to global credit markets) and U.S. Treasury Fund (for cash management purposes). The Fund also may invest in unaffiliated money market funds for cash management purposes.
     AABF may invest up to 100% of its assets in junk bonds.
     The Manager does not seek to maintain a specified interest rate duration for AABF, and AABF’s interest rate duration will change depending on AABF’s investments and the Manager’s assessment of different sectors of the bond market.
     AABF’s benchmark is Citigroup 3-Month Treasury Bill Index, which is an independently maintained and widely published index comprised of short-term U.S. Treasury bills.
          To the extent a Fund invests in AABF, it is subject to all of the risks to which IIPBF is exposed. The principal risks of an investment in AABF include Market Risk — Fixed Income Securities, Credit Risk, Counterparty Risk, Derivatives Risk, Leveraging Risk, Market Risk — Asset-Backed Securities, Management and Operational Risk, Foreign Investment Risk, Currency Risk, Liquidity Risk, Focused Investment Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. AABF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by AABF may affect AABF’s performance more than if AABF were diversified. Shareholders of each Fund investing in AABF are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Asset Allocation International Bond Fund. GMO Asset Allocation International Bond Fund (“AAIBF”), a series of GMO Trust, is not offered in this Prospectus. AAIBF is managed by GMO.
          AAIBF pays an investment management fee to the Manager at the annual rate of 0.25% of AABF’s average daily net assets for each class of shares. AAIBF offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. The Manager has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of AAIBF exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee. Subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent AAIBF’s total annual operating expenses exceed 0.25% of AAIBF’s average daily net assets. In addition, the Manager has contractually agreed to reimburse AAIBF for the amount of fees and expenses incurred indirectly by AAIBF through its direct or indirect investment in other GMO Funds (excluding those Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to AAIBF of such fees and expenses equal to 0.25% of AAIBF average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of AAIBF’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          AAIBF’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.
          The Manager pursues AAIBF’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the AAIBF is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the AAIBF‘s strategic direction.
          Under normal circumstances, AAIBF invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). AAIBF is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration or credit quality). While AAIBF principally invests in non-U.S. bonds, it may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which AAIBF may invest include, but are not limited to:
•	foreign government securities and other investment grade bonds denominated in various currencies, including bonds issued by the U.S. government, and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds;

•	below investment grade bonds (also known as “junk bonds”);

•	inflation indexed bonds issued by foreign governments and the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.
          AAIBF may also invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. AAIBF is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, AAIBF may be leveraged in relation to its assets.
          AAIBF may gain exposure to the investments described above through investments in shares of other GMO Funds, including GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), GMO Debt Opportunities Fund (to gain exposure to global credit markets) and U.S. Treasury Fund (for cash management purposes). AAIBF also may invest in unaffiliated money market funds for cash management purposes.
          AAIBF may invest up to 100% of its assets in junk bonds.

          The Manager does not seek to maintain a specified interest rate duration for AAIBF, and AAIBF ’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.
          AAIBF’s benchmark is J.P. Morgan Non-U.S. Government Bond Index, which is an independently maintained and widely published index comprised of non-U.S. government bonds with maturities of one year or more.
          To the extent a Fund invests in AAIBF, it is subject to all of the risks to which AAIBF is exposed. The principal risks of an investment in AAIBF include Currency Risk, Market Risk — Fixed Income Securities, Credit Risk, Counterparty Risk, Derivatives Risk, Foreign Investment Risk, Market Risk — Asset-Backed Securities, Management and Operational Risk, Liquidity Risk, Leveraging Risk, Focused Investment Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. AAIBF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by AAIBF may affect AAIBF’s performance more than if AABF were diversified. Shareholders of each Fund investing in AABF are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Asset Allocation International Small Companies Fund. GMO Asset Allocation International Small Companies Fund (“Asset Allocation International Small Companies Fund”), a series of GMO Trust, is not offered in this Prospectus. Asset Allocation International Small Companies Fund is managed by GMO.
          Asset Allocation International Small Companies Fund pays an investment management fee to the Manager at the annual rate of 0.60% of Asset Allocation International Small Companies Fund’s average daily net assets. Asset Allocation International Small Companies Fund offers a single class of shares. Asset Allocation International Small Companies Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of Asset Allocation International Small Companies Fund’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Asset Allocation International Small Companies Fund to the extent Asset Allocation International Small Companies Fund’s total annual operating expenses exceed 0.60% of Asset Allocation International Small Companies Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse Asset Allocation International Small Companies Fund for the amount of fees and expenses incurred indirectly by Asset Allocation International Small Companies Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to Asset Allocation International Small Companies Fund of such fees and expenses equal to 0.60% of Asset Allocation International Small Companies Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Asset Allocation International Small Companies Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). Asset Allocation International Small Companies Fund charges a purchase premium equal to 0.50% of the amount invested and a redemption fee equal to 0.50% of the amount redeemed. Asset Allocation International Small Companies Fund may modify such purchase premiums and redemption fees at any time.
          Asset Allocation International Small Companies Fund’s investment objective is high total return.
          The Manager pursues Asset Allocation International Small Companies Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, Asset Allocation International Small Companies Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine Asset Allocation International Small Companies Fund’s strategic direction.

          The Manager typically seeks to achieve Asset Allocation International Small Companies Fund’s investment objective by investing in equities or groups of equities of non-U.S. small companies.
          The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting equities for Asset Allocation International Small Companies Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to Asset Allocation International Small Companies Fund’s investment universe. The Manager also may adjust Asset Allocation International Small Companies Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Asset Allocation International Small Companies Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, Asset Allocation International Small Companies Fund may lend its portfolio securities.
          Asset Allocation International Small Companies Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. small companies. Under normal circumstances, Asset Allocation International Small Companies Fund invests directly and indirectly at least 80% of its assets in securities of small companies. For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., and include both developed and emerging companies (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within Asset Allocation International Small Companies Fund’s definition of small companies was approximately $8.3 billion. For purposes of Asset Allocation International Small Companies Fund’s investments, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.
          For cash management purposes, Asset Allocation International Small Companies Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.
          To the extent a Fund invests in Asset Allocation International Small Companies Fund, it is subject to all of the risks to which Asset Allocation International Small Companies Fund is exposed. The principal risks of an investment in Asset Allocation International Small Companies Fund include Market Risk — Equity Securities, Management and Operational Risk, Liquidity Risk, Foreign Investment Risk, Currency Risk, Derivatives Risk, Smaller Company Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Shareholders of each Fund investing in Asset Allocation International Small Companies Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.

          GMO Currency Hedged International Bond Fund. GMO Currency Hedged International Bond Fund (“Currency Hedged International Bond Fund”), a series of GMO Trust, is not offered in this Prospectus. Currency Hedged International Equity Bond is managed by GMO.
          Currency Hedged International Bond Fund pays an investment management fee to the Manager at the annual rate of 0.25% of Currency Hedged International Bond Fund’s average daily net assets. Currency Hedged International Bond Fund offers a single class of shares. Currency Hedged International Bond Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of Currency Hedged International Bond Fund’s average daily net assets. The Manager has contractually agreed through at least June 30, 2012 to waive Currency Hedged International Bond Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Currency Hedged International Bond Fund to the extent Currency Hedged International Bond Fund’s total annual operating expenses exceed 0.25% of Currency Hedged International Bond Fund’s average daily net assets. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. The Manager has also contractually agreed to reimburse Currency Hedged International Bond Fund for the amount of fees and expenses incurred indirectly by Currency Hedged International Bond Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Fees and Expenses), subject to a maximum total reimbursement to Currency Hedged International Bond Fund of such fees and expenses equal to 0.25% of Currency Hedged International Bond Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Currency Hedged International Bond Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          Currency Hedged International Bond Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan).
          Currency Hedged International Bond Fund’s investment program has two principal components. One component seeks to replicate Currency Hedged International Bond Fund’s benchmark. The second component seeks to add value relative to Currency Hedged International Bond Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause Currency Hedged International Bond Fund’s performance to differ significantly from that of its benchmark.
          In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.
          In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to Currency Hedged International Bond Fund’s benchmark.
          In implementing these strategies, Currency Hedged International Bond Fund may hold or invest in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

•	bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of GMO Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

•	shares of GMO Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•	shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets).
          Currency Hedged International Bond Fund generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars.
          Currency Hedged International Bond Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.
          The Manager normally seeks to maintain Currency Hedged International Bond Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.6 years as of 05/31/11).
          Under normal circumstances, Currency Hedged International Bond Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).
          Currency Hedged International Bond Fund’s benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan), which is an independently maintained and widely published index comprised of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are hedged into U.S. dollars.
          To the extent a Fund invests in Currency Hedged International Bond Fund, it is subject to all of the risks to which Currency Hedged International Equity Fund is exposed. The principal risks of an investment in Currency Hedged International Equity Fund include Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Currency Risk, Management and Operational Risk, Fund of Funds Risk, Foreign Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Currency Hedged International Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Currency Hedged International Bond Fund may affect Currency Hedged International Bond Fund’s performance more than if Currency Hedged International Bond Fund were diversified. Shareholders of each Fund investing in Currency Hedged International Bond Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.

          GMO Currency Hedged International Equity Fund. GMO Currency Hedged International Equity Fund (“Currency Hedged International Equity Fund”), a series of GMO Trust, is not offered in this Prospectus. Currency Hedged International Equity Fund is managed by GMO.
          Currency Hedged International Equity Fund pays an investment management fee to the Manager at the annual rate of 0.54% of Currency Hedged International Equity Fund’s average daily net assets. Currency Hedged International Equity Fund offers a single class of shares. Currency Hedged International Equity Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of Currency Hedged International Equity Fund’s average daily net assets. The Manager has contractually agreed through at least June 30, 2012 to waive Currency Hedged International Equity Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Currency Hedged International Bond Fund to the extent Currency Hedged International Bond Fund’s total annual operating expenses exceed 0.54% of Currency Hedged International Equity Fund’s average daily net assets. The Manager has also contractually agreed to reimburse Currency Hedged International Equity Fund for the amount of fees and expenses incurred indirectly by Currency Hedged International Equity Fund through its investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to Currency Hedged International Equity Fund of such fees and expenses equal to 0.54% of the Currency Hedged International Equity Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Currency Hedged International Equity Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          Currency Hedged International Equity Fund’s investment objective is total return greater than that of its benchmark, the MSCI EAFE Index (Hedged).
          Currency Hedged International Equity Fund is a fund of funds and invests primarily in other GMO Funds. Currency Hedged International Equity Fund may invest in International Core Equity Fund, International Intrinsic Value Fund, International Growth Equity Fund, International Small Companies Fund and Flexible Equities Fund (collectively, “Currency Hedged International Equity Fund’s underlying Funds”). In addition, Currency Hedged International Equity Fund may invest in securities directly. Under normal circumstances, Currency Hedged International Equity Fund invests directly and indirectly (through investment in Currency Hedged International Equity Fund’s underlying Funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.
          The Manager uses multi-year forecasts of relative value and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth) to select Currency Hedged International Equity Fund’s underlying Funds and decide how much to invest in each. The Manager shifts investments among Currency Hedged International Equity Fund’s underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Currency Hedged International Equity Fund’s investments.
          The Manager assesses the currency exposure of Currency Hedged International Equity Fund’s underlying Funds’ holdings and then attempts to hedge at least 70% of that exposure relative to the U.S. dollar through the use of currency forwards and other derivatives. While Currency Hedged International Equity Fund’s benchmark is fully hedged, Currency Hedged International Equity Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

          For cash management purposes, Currency Hedged International Equity Fund may invest in U.S. Treasury Fund and unaffiliated money market funds. Currency Hedged International Equity Fund also may lend its portfolio securities.
          Currency Hedged International Equity Fund’s benchmark is the MSCI EAFE Index (Hedged), which is an independently maintained and widely published index comprised of international large and mid capitalization stocks currency hedged into U.S. dollars.
          To the extent a Fund invests in Currency Hedged International Equity Fund, it is subject to all of the risks to which Currency Hedged International Equity Fund is exposed. The principal risks of an investment in Currency Hedged International Equity Fund include Market Risk — Equity Securities, Management and Operational Risk, Foreign Investment Risk, Derivatives Risk, Fund of Funds Risk, Liquidity Risk, Smaller Company Risk, Currency Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Currency Hedged International Equity Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Currency Hedged International Equity Fund may affect Currency Hedged International Equity Fund’s performance more than if Currency Hedged International Equity Fund were diversified. Shareholders of each Fund investing in Currency Hedged International Equity Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Debt Opportunities Fund. GMO Debt Opportunities Fund (“Debt Opportunities Fund”), a series of GMO Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. Debt Opportunities Fund is managed by GMO.
          Debt Opportunities Fund pays an investment management fee to the Manager at the annual rate of 0.25% of Debt Opportunities Fund’s average daily net assets for each class of shares. Debt Opportunities Fund offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets, and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Debt Opportunities Fund to the extent Debt Opportunities Fund’s total annual operating expenses exceed 0.25% of Debt Opportunities Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse Debt Opportunities Fund for the amount of fees and expenses incurred indirectly by Debt Opportunities Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to Debt Opportunities Fund of such fees and expenses equal to 0.25% of Debt Opportunities Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Debt Opportunities Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          Debt Opportunities Fund’s investment objective is positive total return.
          Debt Opportunities Fund seeks to achieve its investment objective by investing primarily in debt investments. Debt Opportunities Fund is permitted to make investments in all types of U.S. and foreign debt investments, without regard to the credit rating of the obligor. Debt Opportunities Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). Debt Opportunities Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Debt Opportunities Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Debt Opportunities Fund also may use other exchange-traded and OTC derivatives. Debt Opportunities Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets.
          Debt Opportunities Fund is not restricted in its exposure to any type of debt investment, and at times may be substantially exposed to a single type of debt investment (e.g., asset-backed securities). Debt Opportunities Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Debt Opportunities Fund may invest in securities of any credit quality. There is no limit on the amount of Debt Opportunities Fund’s total assets that may be invested in below investment grade securities, and Debt Opportunities Fund may invest in material positions of below investment grade securities. Debt investments rated below investment grade are also known as high yield or “junk” bonds.
          Upon the commencement of its operations, Debt Opportunities Fund initially expects to invest substantially all of its assets in asset-backed securities, a substantial portion of which will be junk bonds.
          For cash management purposes, Debt Opportunities Fund may invest in U.S. Treasury Fund, and unaffiliated money market funds.
          In selecting debt investments for Debt Opportunities Fund’s portfolio, the Manager emphasizes a “bottom-up” approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of investments and to identify those the Manager believes are undervalued.
          If deemed prudent by the Manager, Debt Opportunities Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with Debt Opportunities Fund’s normal investment strategies. Debt Opportunities Fund may not achieve its investment objective while it is taking temporary defensive measures. Debt Opportunities Fund does not seek to maintain a specified interest rate duration for its portfolio.
          Under normal circumstances, Debt Opportunities Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.
          To the extent a Fund invests in Debt Opportunities Fund, it is subject to all of the risks to which Debt Opportunities Fund is exposed. The principal risks of an investment in Debt Opportunities Fund include Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Management and Operational Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Foreign Investment Risk and Currency Risk. Debt Opportunities Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Debt Opportunities Fund may affect Debt Opportunities Fund’s performance more than if Debt Opportunities Fund were diversified. Shareholders of each Fund investing in Debt Opportunities Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Domestic Bond Fund. GMO Domestic Bond Fund (“Domestic Bond Fund”), a series of GMO Trust, is not offered in this Prospectus. Domestic Bond Fund is managed by GMO.
          Domestic Bond Fund pays an investment management fee to the Manager at the annual rate of 0.10% of Domestic Bond Fund’s average daily net assets for each class of shares. Domestic Bond Fund offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. The Manager has contractually agreed through at least June 30, 2012 to waive the

Domestic Bond Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of Domestic Bond Fund exceeds the applicable shareholder service fee; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse Domestic Bond Fund to the extent Domestic Bond Fund’s total annual operating expenses exceed 0.10% of the Fund’s average daily net assets. The Manager has contractually agreed to reimburse Domestic Bond Fund for the amount of fees and expenses incurred indirectly by Domestic Bond Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to Domestic Bond Fund of such fees and expenses equal to 0.10% of Domestic Bond Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Domestic Bond Fund’s Board of Trustees. In addition to these contractual expense limitations, the Manager has contractually agreed to waive Domestic Bond Fund’s management fee by 0.05%. During any period for which Domestic Bond Fund’s voluntary management fee waiver is in effect, the manager has voluntarily agreed to reimburse Domestic Bond Fund to the extent Domestic Bond Fund’s total annual operating expenses exceed 0.05% of Domestic Bond Fund’s average daily net assets (excluding Excluded Fees and Expenses). The Manager may change or terminate these voluntary waivers and reimbursements at any time. During any period for which a voluntary management fee waiver is in effect, Domestic Bond Fund will incur management fees at an annual rate lower than 0.10% of Domestic Bond Fund’s average daily net assets, and, as a result, total annual operating expenses after expenses reimbursement for Domestic Fund will be lower. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          Domestic Bond Fund’s investment objective is total return in excess of that of its benchmark, the Barclays Capital U.S. Government Index.
          Domestic Bond Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.
          Historically, Domestic Bond Fund has implemented its strategies: (i) synthetically by using exchange-traded and over-the-counter (“OTC”) derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds. The Fund principally holds shares of GMO Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities).
          Domestic Bond Fund has also invested in and may continue to hold:
•	U.S. bonds (including U.S. government bonds, U.S. corporate bonds and asset-backed securities);

•	derivatives, including without limitation, futures contracts, reverse repurchase agreements, credit default swaps and other swap contracts;

•	shares of U.S. Treasury Fund (for cash management purposes); and

•	foreign bonds.
          Because of the deterioration in credit markets that became acute in 2008, Domestic Bond Fund, including through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade U.S. asset-backed securities (also known as “junk bonds”). Domestic Bond Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

          The Manager does not seek to maintain a specified interest rate duration for Domestic Bond Fund.
          Under normal circumstances, Domestic Bond Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds tied economically to the U.S. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).
          Domestic Bond Fund’s benchmark is the Barclays Capital U.S. Government Index, which is an independently maintained and widely published index comprised of U.S. government bonds.
          To the extent a Fund invests in Domestic Bond Fund, it is subject to all of the risks to which Domestic Bond Fund is exposed. The principal risks of an investment in Domestic Bond Fund include Market Risk — Asset-Backed Securities, Credit Risk, Liquidity Risk, Focused Investment Risk, Market Risk — Fixed Income Securities, Derivatives Risk, Management and Operational Risk, Fund of Funds Risk, Counterparty Risk, Leveraging Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Domestic Bond Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Domestic Bond Fund may affect Domestic Bond Fund’s performance more than if Domestic Bond Fund were diversified. Shareholders of each Fund investing in Domestic Bond Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Emerging Domestic Opportunities Fund. GMO Emerging Domestic Opportunities Fund (“EDOF”), a series of GMO Trust, is not offered in this Prospectus. EDOF is managed by GMO.
          EDOF pays an investment management fee to the Manager at the annual rate of 0.75% of EDOF’s average daily net assets for each class of shares. EDOF offers Class II, Class III, Class IV, Class V and Class VI shares. Class II shares pay shareholder service fees to the Manager at the annual rate of 0.22% of that class’s average daily net assets, Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets, Class IV pay shareholder service fees to the Manager at the annual rate of 0.105% of that class’s average daily net assets, Class V pay shareholder service fees to the Manager at the annual rate of 0.085% of that class’s average daily net assets and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse EDOF to the extent EDOF’s total annual operating expenses exceed 0.75% of EDOF’s average daily net assets. In addition, the Manager has contractually agreed to reimburse EDOF for the amount of fees and expenses incurred indirectly by EDOF through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to EDOF of such fees and expenses equal to 0.75% of EDOF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of EDOF’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring, certain other unusual expenses (including taxes) and custodial fees (provided that the Manager will reimburse EDOF for any portion of EDOF’s annual custodial fees that exceeds 0.10% of EDOF’s average daily net assets). EDOF charges a purchase premium equal to 0.80% of the amount invested and a redemption fee equal to 0.80% of the amount redeemed. EDOF may modify such purchase premiums and redemption fees at any time.
          EDOF’s investment objective is total return.
          EDOF typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s non-developed markets (“emerging markets”), including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.
          The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, EDOF invests directly and indirectly at least 80% of its assets in investments related to emerging markets. The Fund’s investments are not limited to investments in companies located in any particular country or geographic region, and may include investments in companies located in developed markets (e.g., the U.S.) that are related to, or whose prospects are linked to, emerging markets. EDOF does not control risk relative to the MSCI Emerging Markets (EM) Index or any other securities index.
          The Manager uses fundamental analysis to evaluate and select countries, sectors and companies that it believes are most likely to benefit from domestic growth in emerging markets. In evaluating and selecting investments, the Manager may consider many factors, including the Manager’s assessment of a country’s and/or sector’s fundamentals or growth prospects as well as a company’s positioning relative to its competitors.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of EDOF’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. EDOF’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, EDOF may lend its portfolio securities.
          For cash management purposes, EDOF may invest in U.S. Treasury Fund and unaffiliated money market funds.
          To the extent a Fund invests in EDOF, it is subject to all of the risks to which EDOF is exposed. The principal risks of an investment in EDOF include Market Risk — Equity Securities, Foreign Investment Risk, Currency Risk, Liquidity Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Smaller Company Risk, Management and Operational Risk, Derivatives Risk, Large Shareholder Risk, Counterparty Risk, Fund of Funds Risk and Leveraging Risk. EDOF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by EDOF may affect EDOF’s performance more than if EDOF were diversified. Shareholders of each Fund investing in EDOF are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Emerging Markets Fund. GMO Emerging Markets Fund (“EMF”), a series of GMO Trust, is not offered in this Prospectus. EMF is managed by GMO.
          EMF pays an investment management fee to the Manager at the annual rate of 0.75% of EMF’s average daily net assets for each class of shares. EMF offers Class II, Class III, Class IV, Class V and Class VI shares. Class II shares pay shareholder service fees to the Manager at the annual rate of 0.22% of that class’s average daily net assets, Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets, Class IV pay shareholder service fees to the Manager at the annual rate of 0.105% of that class’s average daily net assets, Class V pay shareholder service fees to the Manager at the annual rate of 0.085% of that class’s average daily net assets and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse each class of EMF to the extent the class’s total annual operating expenses exceed the following amounts of the class’s average daily net assets: 0.95% of for Class II shares, 0.90% o for Class III shares, 0.85% for Class IV shares, 0.80% for Class V shares and 0.77% for Class VI shares. In addition, the Manager has contractually agreed to reimburse EMF for the amount of fees and expenses incurred indirectly by EMF through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to EMF of such fees and expenses equal to 0.75% of EMF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of EMF’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring, certain other unusual expenses (including taxes), and custodial fees. EMF charges a purchase premium equal to 0.80% of the amount invested and a redemption fee equal to 0.80% of the amount redeemed. EMF may modify such purchase premiums and redemption fees at any time.
          EMF’s investment objective is total return in excess of that of its benchmark, the S&P/IFCI Composite Index.
          EMF typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, EMF invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets. In addition to investing in companies tied economically to emerging markets, EMF may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.
          The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of EMF’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. EMF’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, EMF may lend its portfolio securities.
          For cash management purposes, EMF may invest in U.S. Treasury Fund and unaffiliated money market funds.
          EMF’s benchmark is the S&P/IFCI Composite Index, which is an independently maintained and widely published index comprised of emerging markets stocks.
          To the extent a Fund invests in EMF, it is subject to all of the risks to which EMF is exposed. The principal risks of an investment in EMF include Market Risk — Equity Securities, Foreign Investment Risk, Currency Risk, Liquidity Risk, Market Disruption and Geopolitical Risk, Smaller Company Risk, Management and Operational Risk, Counterparty Risk, Focused Investment Risk, Derivatives Risk, Fund of Funds Risk, Leveraging Risk and Large Shareholder Risk. EMF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by EMF may affect EMF’s performance more than if EMF were diversified. Shareholders of each Fund investing in EMF are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Flexible Equities Fund. GMO Flexible Equities Fund (“Flexible Equities Fund”), a series of GMO Trust, is not offered in this Prospectus. Flexible Equities Fund is managed by GMO.

          Flexible Equities Fund pays an investment management fee to the Manager at the annual rate of 0.55% of Flexible Equities Fund’s average daily net assets for each class of shares. Flexible Equities Fund offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Flexible Equities Fund to the extent Flexible Equities Fund’s total annual operating expenses exceed 0.55% of Flexible Equities Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse Flexible Equities Fund for the amount of fees and expenses incurred indirectly by Flexible Equities Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to Flexible Equities Fund of such fees and expenses equal to 0.55% of Flexible Equities Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Flexible Equities Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          Flexible Equities Fund’s investment objective is total return in excess of that of its benchmark, the MSCI World Index.
          Flexible Equities Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world’s securities markets. Under normal circumstances, Flexible Equities Fund invests directly and indirectly at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Flexible Equities Fund is permitted to make equity investments of all types, including equity investments issued by foreign and/or U.S. companies, growth and/or value style equities, and equity investments of companies of any market capitalization. In addition, Flexible Equities Fund is not limited in how much it may invest in any market or in the types of equity investments it may pursue, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. Flexible Equities Fund could experience material losses from a single investment. As of the date of June 30, 2011, substantially all of Flexible Equities Fund’s assets were invested in equity investments tied economically to Japan.
          The Manager pursues Flexible Equities Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, Flexible Equities Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine Flexible Equities Fund’s strategic direction.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Flexible Equities Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, swap contracts and reverse repurchase agreements. Flexible Equities Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, Flexible Equities Fund also may make short sales of securities, including short sales of securities Flexible Equities Fund does not own. In addition, Flexible Equities Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, Flexible Equities Fund may lend its portfolio securities.

          Flexible Equities Fund may identify and measure its performance against one or more secondary benchmarks from time to time. Flexible Equities Fund does not seek to control risk relative to the MSCI World Index or any other benchmark.
          For cash management purposes, Flexible Equities Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.
          Flexible Equities Fund’s benchmark is the MSCI World Index, which is an independently maintained and widely published index comprised of global developed markets.
          To the extent a Fund invests in Flexible Equities Fund, it is subject to all of the risks to which Flexible Equities Fund is exposed. The principal risks of an investment in Flexible Equities Fund include Management and Operational Risk, Market Risk — Equity Securities, Foreign Investment Risk, Focused Investment Risk, Currency Risk, Liquidity Risk, Smaller Company Risk, Large Shareholder Risk, Market Disruption and Geopolitical Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk and Short Sales Risk. Flexible Equities Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Flexible Equities Fund may affect Flexible Equities Fund’s performance more than if Flexible Equities Fund were diversified. Shareholders of each Fund investing in Flexible Equities Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Global Bond Fund. GMO Global Bond Fund (“Global Bond Fund”), a series of GMO Trust, is not offered in this Prospectus. Global Bond Fund is managed by GMO.
          Global Bond Fund pays an investment management fee to the Manager at the annual rate of 0.19% of Global Bond Fund’s average daily net assets. Global Bond Fund offers a single class of shares. Global Bond Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of Global Bond Fund’s average daily net assets. The Manager has contractually agreed to waive Global Bond Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by Global Bond Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. The Manager also has contractually agreed to reimburse Global Bond Fund for the amount of fees and expenses incurred indirectly by Global Bond Fund through its investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to Global Bond Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. In addition, subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Global Bond Fund to the extent Global Bond Fund’s total annual operating expenses exceed 0.25% of Global Bond Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Global Bond Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          Global Bond Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan Global Government Bond Index.
          Global Bond Fund’s investment program has two principal components. One component seeks to replicate Global Bond Fund’s benchmark. The second component seeks to add value relative to Global Bond Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause Global Bond Fund’s performance to differ significantly from that of its benchmark.

          In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.
          In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to Global Bond Fund’s benchmark.
          In implementing these strategies, the Fund may hold or invest in:
•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

•	foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•	shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of Debt Opportunities Fund (to gain exposure to global credit markets).
          Global Bond Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. Global Bond Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, Global Bond Fund may be leveraged in relation to its assets.
          The Manager normally seeks to maintain Global Bond Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.4 years as of 05/31/11).
          Under normal circumstances, Global Bond Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).
          Global Bond Fund’s benchmark is the J.P. Morgan Global Government Bond Index, which is an independently maintained and widely published index comprised of government bonds of developed countries with maturities of one year or more.
          To the extent a Fund invests in Global Bond Fund, it is subject to all of the risks to which Global Bond Fund is exposed. The principal risks of an investment in Global Bond Fund include Currency Risk, Market Risk —

Fixed Income Securities, Market Risk — Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Management and Operational Risk, Fund of Funds Risk, Foreign Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Global Bond Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Global Bond Fund may affect Global Bond Fund’s performance more than if Global Bond Fund were diversified. Shareholders of each Fund investing in Global Bond Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO High Quality Short-Duration Bond Fund. GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), a series of GMO Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. High Quality Fund is managed by GMO.
          High Quality Fund pays an investment management fee to the Manager at the annual rate of 0.05% of High Quality Fund’s average daily net assets for each class of shares. High Quality Fund offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets, and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse High Quality Fund to the extent High Quality Fund’s total annual operating expenses exceed 0.05% of High Quality Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse High Quality Fund for the amount of fees and expenses incurred indirectly by High Quality Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to High Quality Fund of such fees and expenses equal to 0.05% of High Quality Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of High Quality Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          High Quality Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.
          High Quality Fund seeks to add value relative to its benchmark to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, High Quality Fund primarily invests in high quality U.S. and foreign fixed income securities. High Quality Fund may invest in fixed income securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). High Quality Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, High Quality Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. High Quality Fund also may use other exchange-traded and OTC derivatives. High Quality Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets.
          High Quality Fund’s fixed income securities may include all types of interest rate, payment, and reset terms, including adjustable rate, fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. While High Quality Fund primarily invests in high quality bonds, High Quality Fund may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality.

          For cash management purposes, High Quality Fund may invest in U.S. Treasury Fund, and unaffiliated money market funds.
          In selecting fixed income securities for High Quality Fund’s portfolio, the Manager focuses primarily on the securities’ credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment.
          If deemed prudent by the Manager, High Quality Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with High Quality Fund’s normal investment strategies. High Quality Fund may not achieve its investment objective while it is taking temporary defensive measures.
          The Manager normally seeks to maintain an estimated interest rate duration of 365 days or less for High Quality Fund’s portfolio. High Quality Fund’s dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average interest rate duration. The Manager estimates High Quality Fund’s dollar-weighted average interest rate duration by aggregating the durations of High Quality Fund’s direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor to a fixed income security is required to prepay principal and/or interest on the security and the payments are not denominated in U.S. dollars. The Manager may estimate duration by traditional means or through empirical analysis, which may produce results that differ from those produced by traditional methods of calculating duration.
          Under normal circumstances, High Quality Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in high quality bonds.
          High Quality Fund’s benchmark is the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.
          To the extent a Fund invests in High Quality Fund, it is subject to all of the risks to which High Quality Fund is exposed. The principal risks of an investment in High Quality Fund include Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Management and Operational Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Foreign Investment Risk and Currency Risk. High Quality Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by High Quality Fund may affect High Quality Fund’s performance more than if High Quality Fund were diversified. Shareholders of each Fund investing in High Quality Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Inflation Indexed Plus Bond Fund. GMO Inflation Indexed Plus Bond Fund (“IIPBF”), a series of GMO Trust, is not offered in this Prospectus. IIPBF is managed by GMO.
          IIPBF pays an investment management fee to the Manager at the annual rate of 0.25% of IIPBF’s average daily net assets for each class of shares. IIPBF offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. The Manager has contractually agreed through at least June 30, 2012 to waive IIPBF’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of IIPBF exceeds the applicable shareholder service fee; provided, however, that the amount of this waiver will not exceed 0.15%. Subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse IIPBF to the extent IIPBF’s total annual operating expenses exceed 0.25% of IIPBF’s average daily net assets. In addition, the Manager has contractually agreed to reimburse IIPBF for the amount of fees and expenses incurred indirectly by IIPBF through its direct or indirect investment in other GMO Funds (excluding those Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to IIPBF of such fees and expenses equal to 0.25% of IIPBF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of IIPBF’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          IIPBF’s investment objective is total return in excess of that of its benchmark, the Barclays Capital U.S. Treasury Inflation Notes Index.
          IIPBF’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to IIPBF’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause IIPBF’s performance to differ significantly from that of its benchmark.
          In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.
          In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to IIPBF’s benchmark.
          In implementing these strategies, IIPBF may hold or invest in:
•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to inflation indexed bonds and/or the global interest rate, credit and currency markets);

•	inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

•	non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position);

•	shares of GMO Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

•	shares of GMO Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•	shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets).
          IIPBF, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposures to below investment grade U.S. asset-backed and emerging country debt securities. IIPBF is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, IIPBF may be leveraged in relation to its assets.
          Under normal circumstances, IIPBF invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in inflation indexed bonds. For purposes of this Prospectus, the term “inflation indexed bonds” includes instruments that are “linked” to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue.
          IIPBF’s benchmark is the Barclays Capital U.S. Treasury Inflation Notes Index, which is an independently maintained and widely published index comprised of Inflation-Protection Securities issued by the U.S. Treasury (TIPS).
          To the extent a Fund invests in IIPBF, it is subject to all of the risks to which IIPBF is exposed. The principal risks of an investment in IIPBF include Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Currency Risk, Management and Operational Risk, Fund of Funds Risk, Foreign Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. IIPBF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by IIPBF may affect IIPBF’s performance more than if IIPBF were diversified. Shareholders of each Fund investing in IIPBF are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO International Intrinsic Value Fund. GMO International Intrinsic Value Fund (“IIVF”), a series of GMO Trust, is not offered in this Prospectus. IIVF is managed by GMO.
          IIVF pays an investment management fee to the Manager at the annual rate of 0.50% of IIVF’s average daily net assets for each class of shares. IIVF offers Class II, Class III and Class IV shares. Class II shares pay shareholder service fees to the Manager at the annual rate of 0.22% of that class’s average daily net assets, Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets, and Class IV shares pay shareholder service fees at the annual rate of 0.09% of that class’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse IIVF to the extent IIVF’s total annual operating expenses exceed 0.50% of IIVF’s average daily net assets. In addition, the Manager has contractually agreed to reimburse IIVF for the amount of fees and expenses incurred indirectly by IIVF through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to IIVF of such fees and expenses equal to 0.50% of IIVF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of IIVF’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          IIVF’s investment objective is high total return.
          The Manager seeks to achieve IIVF’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index.

          The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting equities for IIVF, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to IIVF’s investment universe. The Manager also may adjust IIVF’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of IIVF’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, IIVF may lend its portfolio securities.
          IIVF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.
          For cash management purposes, IIVF may invest in U.S. Treasury Fund and unaffiliated money market funds.
          IIVF’s benchmark is the MSCI EAFE Value Index, which is an independently maintained and widely published index comprised of international large and mid capitalization stocks that have a value style.
          To the extent a Fund invests in IIVF, it is subject to all of the risks to which IIVF is exposed. The principal risks of an investment in IIVF include Market Risk — Equity Securities, Management and Operational Risk, Foreign Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Shareholders of each Fund investing in IIVF are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO International Small Companies Fund. GMO International Small Companies Fund (“International Small Companies Fund”), a series of GMO Trust, is not offered in this Prospectus. International Small Companies Fund is managed by GMO.
          International Small Companies Fund pays an investment management fee to the Manager at the annual rate of 0.60% of International Small Companies Fund’s average daily net assets. International Small Companies Fund offers a single class of shares. International Small Companies Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of International Small Companies Fund’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse International Small Companies Fund to the extent International Small Companies Fund’s total annual operating expenses exceed 0.60% of International Small Companies Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse International Small Companies Fund for the amount of fees and expenses incurred indirectly by International Small Companies Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to International Small Companies Fund of such fees and expenses equal to 0.60% of International Small Companies Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of International Small Companies Fund’s Board of Trustees. For these purposes,

“Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). International Small Companies Fund charges a purchase premium equal to 0.50% of the amount invested and a redemption fee equal to 0.50% of the amount redeemed. International Small Companies Fund may modify such purchase premiums and redemption fees at any time. International Small Companies Fund charges a purchase premium equal to 0.50% of the amount invested and a redemption fee equal to 0.50% of the amount redeemed. International Small Companies Fund may modify such purchase premiums and redemption fees at any time.
          International Small Companies Fund’s investment objective is high total return.
          The Manager seeks to achieve International Small Companies Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Small Cap Index.
          The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting equities for International Small Companies Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to International Small Companies Fund’s investment universe. The Manager also may adjust International Small Companies Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of International Small Companies Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, International Small Companies Fund may lend its portfolio securities.
          International Small Companies Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. small companies. Under normal circumstances, International Small Companies Fund invests directly and indirectly at least 80% of its assets in securities of small companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., and include both developed and emerging companies (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within International Small Companies Fund’s definition of small companies was approximately $8.3 billion. For purposes of International Small Companies Fund’s investments, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.
          For cash management purposes, International Small Companies Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.
          International Small Companies Fund’s benchmark is the MSCI EAFE Small Cap Index, an independently maintained and widely published index comprised of international small capitalization stocks.
          To the extent a Fund invests in International Small Companies Fund, it is subject to all of the risks to which International Small Companies Fund is exposed. The principal risks of an investment in International Small Companies Fund include Market Risk — Equity Securities, Management and Operational Risk, Liquidity Risk, Foreign Investment Risk, Currency Risk, Derivatives Risk, Smaller Company Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Shareholders of each Fund investing in International Small Companies Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Real Estate Fund. GMO Real Estate Fund (“Real Estate Fund”), a series of GMO Trust, is not offered in this Prospectus. Real Estate Fund is managed by GMO.
          Real Estate Fund pays an investment management fee to the Manager at the annual rate of 0.33% of Real Estate Fund’s average daily net assets. Real Estate Fund offers a single class of shares. Real Estate Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of Real Estate Fund’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Real Estate Fund to the extent Real Estate Fund’s total annual operating expenses exceed 0.33% of Real Estate Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse Real Estate Fund for the amount of fees and expenses incurred indirectly by Real Estate Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to Real Estate Fund of such fees and expenses equal to 0.33% of Real Estate Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Real Estate Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          Real Estate Fund’s investment objective is high total return.
          The Manager seeks to achieve Real Estate Fund’s investment objective by investing in investments or groups of investments that the Manager believes will provide higher returns than the MSCI U.S. REIT Index.
          The Manager uses active investment management methods, which means that investments are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting investments for the Real Estate Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify investments that the Manager believes present positive return potential relative to other investments. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts.

The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an investment or a group of investments. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an investment or group of investments relative to Real Estate Fund’s investment universe. The Manager also may adjust Real Estate Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.
          As a substitute for direct investments, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Real Estate Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, Real Estate Fund may lend its portfolio securities.
          Real Estate Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, Real Estate Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in real estate investment trusts (“REITs”) and other real estate-related investments. REITs are managed vehicles that invest in real estate or real estate-related investments (both equity and fixed income securities). For purposes of this Prospectus, the term “real estate-related investments” includes securities of REITs and of companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate or (ii) real estate holdings.
          For cash management purposes, Real Estate Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.
          Real Estate Fund’s benchmark is the MSCI U.S. REIT Index, which is an independently maintained and widely published index comprised of equity securities issued by REITs.
          To the extent a Fund invests in Real Estate Fund, it is subject to all of the risks to which Real Estate Fund is exposed. The principal risks of an investment in Real Estate Fund include Real Estate Risk, Market Risk — Equity Securities, Management and Operational Risk, Focused Investment Risk, Liquidity Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Credit Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Real Estate Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Real Estate Fund may affect Real Estate Fund’s performance more than if Real Estate Fund were diversified. Shareholders of each Fund investing in Real Estate Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Short-Duration Collateral Fund. GMO Short-Duration Collateral Fund (“SDCF”), a series of GMO Trust, is not offered in this Prospectus. SDCF is managed by GMO.
          SDCF pays an investment management fee to the Manager at the annual rate of 0.00% of SDCF’s average daily net assets. SDCF offers a single class of shares. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse SDCF to the extent SDCF’s total annual operating expenses exceed 0.00% of SDCF’s average daily net assets. This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of SDCF’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

          SDCF’s investment objective is total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.
          SDCF is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.
          SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements and repurchase agreements. SDCF has also used other exchange-traded and over-the-counter (“OTC”) derivatives.
          Because of the deterioration in credit markets that became acute in 2008, SDCF currently has and is expected to continue to have material exposure to below investment grade securities.
          The Manager does not seek to maintain a specified interest rate duration for SDCF.
          Since October 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes.
          SDCF’s benchmark is the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.
          To the extent a Fund invests in SDCF, it is subject to all of the risks to which SDCF is exposed. The principal risks of an investment in SDCF include Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Liquidity Risk, Focused Investment Risk, Credit Risk, Management and Operational Risk, Derivatives Risk, Counterparty Risk, Foreign Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. SDCF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by SDCF may affect SDCF’s performance more than if SDCF were diversified. Shareholders of each Fund investing in SDCF are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Short-Duration Collateral Share Fund. GMO Short-Duration Collateral Share Fund (“SDCSF”), a series of GMO Trust, is not offered in this Prospectus. SDCSF is managed by GMO.
          SDCSF pays an investment management fee to the Manager at the annual rate of 0.05% of SDCSF’s average daily net assets for each class of shares. SDCSF offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. In addition, the Manager has contractually agreed to reimburse SDCSF for the amount of fees and expenses incurred indirectly by SDCSF through its direct or indirect investment in other GMO Funds (excluding those Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to SDCSF of such fees and expenses equal to 0.05% of SDCSF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of SDCSF’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

          SDCSF’s investment objective is total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.
          SDCSF invests substantially all of its assets in Short-Duration Collateral Fund (“SDCF”) (see above discussion of SDCF). The Fund also may invest in U.S. Treasury Fund, unaffiliated money market funds, cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are substantially similar to those of SDCF. SDCF is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.
          SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments, and commercial paper, and has entered into credit default swaps, reverse repurchase agreements and repurchase agreements. SDCF has also used exchange-traded and over-the-counter (“OTC”) derivatives. Because of the deterioration in credit markets that became acute in 2008, the Fund, through its holdings of SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.
          The Manager does not seek to maintain a specified interest rate duration for SDCF.
          Since October of 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including the Fund, for tax purposes. Therefore, if the Fund, in turn, distributes these amounts to its shareholders, the Fund’s distributions similarly could constitute a return of capital to Fund shareholders for tax purposes.
          SDCSF’s benchmark is the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.
          To the extent a Fund invests in SDCSF, it is subject to all of the risks to which SDCSF is exposed. The principal risks of an investment in SDCSF include Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Liquidity Risk, Focused Investment Risk, Credit Risk, Fund of Funds Risk, Management and Operational Risk, Derivatives Risk, Counterparty Risk, Foreign Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. SDCSF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by SDCSF may affect SDCSF’s performance more than if SDCSF were diversified. Shareholders of each Fund investing in SDCSF are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Short-Duration Investment Fund. GMO Short-Duration Investment Fund (“SDIF”), a series of GMO Trust, is not offered in this Prospectus. SDIF is managed by GMO.
          SDIF pays an investment management fee to the Manager at the annual rate of 0.05% of SDIF’s average daily net assets. SDIF offers a single class of shares. SDIF pays shareholder service fees to the Manager at the annual rate of 0.15% of SDIF’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse SDIF to the extent SDIF’s total annual operating expenses exceed 0.05% of SDIF’s average daily net assets. The Manager also has contractually agreed to reimburse the SDIF for the amount of fees and expenses incurred indirectly by the SDIF through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to SDIF of such fees and expenses equal to 0.05% of the SDIF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of SDIF’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-

related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          SDIF’s investment objective is to provide current income.
          SDIF is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.
          Historically, SDIF has sought to provide current income to the extent consistent with the preservation of capital and liquidity. SDIF primarily holds shares of GMO Short Duration Collateral Fund (“SDCF”). SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF has also used other exchange-traded and over-the-counter (“OTC”) derivatives. SDIF also has invested directly in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers’ acceptances and other bank obligations.
          Because of the deterioration in credit markets that became acute in 2008, SDIF, in particular through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.
          The Manager does not seek to maintain a specified interest rate duration for SDIF.
          SDIF is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.
          SDIF’s benchmark is the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.
          To the extent a Fund invests in SDIF, it is subject to all of the risks to which SDIF is exposed. The principal risks of an investment in SDIF include Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Liquidity Risk, Focused Investment Risk, Credit Risk, Fund of Funds Risk, Management and Operational Risk, Derivatives Risk, Counterparty Risk, Foreign Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. SDIF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by SDIF may affect Debt Opportunities Fund’s performance more than if SDIF were diversified. Shareholders of each Fund investing in SDIF are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO Special Situations Fund. GMO Special Situations Fund (“SSF”), a series of GMO Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. SSF is managed by GMO.
          SSF pays an investment management fee to the Manager at the annual rate of 0.37% of SSF’s average daily net assets for each class of shares. SSF offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse SSF to the extent SSF’s total annual operating expenses exceed 0.37% of SSF’s average daily net assets. In addition, the Manager has contractually agreed to reimburse SSF for the amount of fees and expenses incurred indirectly by SSF through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to SSF of such fees and expenses equal to 0.37% of SSF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of SSF’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          SSF’s investment objectives are capital appreciation and capital preservation.
          The Manager pursues SSF’s investment objectives by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation funds or accounts. Accordingly, SSF is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine SSF’s strategic direction.
          SSF may have long or short exposure to foreign and U.S. equity securities (which may include both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (which may include fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or reduce risks of market volatility). SSF is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, SSF is not restricted in its exposure (long or short) to any particular market. SSF may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). SSF could be subject to material losses from a single investment.
          In pursuing its investment objectives, SSF is permitted to use a wide variety of exchange-traded and OTC derivatives, including reverse repurchase agreements, options, futures, swap contracts, swaptions, and foreign currency derivative transactions. SSF is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, it may be leveraged in relation to its assets. SSF may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for such services.
          SSF does not seek to control risk relative to a particular securities market index or benchmark. In addition, SSF does not seek to outperform a particular securities market index or blend of market indices (i.e., SSF does not seek “relative” return).
          For cash management purposes, SSF may invest in U.S. Treasury Fund, and unaffiliated money market funds.
          SSF normally does not take temporary defensive positions. To the extent SSF takes a temporary defensive position, it may not achieve its investment objective.
          To the extent a Fund invests in SSF, it is subject to all of the risks to which SSF is exposed. The principal risks of an investment in SSF include Customized Investment Program Risk, Management and Operational Risk, Derivatives Risk, Currency Risk, Leveraging Risk, Liquidity Risk, Counterparty Risk, Focused Investment Risk, Foreign Investment Risk, Market Risk — Fixed Income Securities, Credit Risk, Market Risk — Equity Securities, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Fund of Funds Risk and Market Risk — Asset-Backed Securities. SSF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by SSF may affect SSF’s performance more than if SSF were diversified.

Shareholders of each Fund investing in SSF are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
     GMO Strategic Fixed Income Fund. GMO Strategic Fixed Income Fund (“Strategic Fixed Income Fund”), a series of GMO Trust, is not offered in this Prospectus. Strategic Fixed Income Fund is managed by GMO.
     Strategic Fixed Income Fund pays an investment management fee to the Manager at the annual rate of 0.25% of Strategic Fixed Income Fund’s average daily net assets for each class of shares. Strategic Fixed Income Fund offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. The Manager has contractually agreed through at least June 30, 2012 to waive Strategic Fixed Income Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of Strategic Fixed Income Fund exceeds the applicable shareholder service fee; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Strategic Fixed Income Fund to the extent Strategic Fixed Income Fund’s total annual operating expenses exceed 0.25% of Strategic Fixed Income Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse Strategic Fixed Income Fund for the amount of fees and expenses incurred indirectly by Strategic Fixed Income Fund through its investment in other GMO Funds (excluding these Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to Strategic Fixed Income Fund of such fees and expenses equal to 0.25% of Strategic Fixed Income Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Strategic Fixed Income Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
     Strategic Fixed Income Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.
     The Manager pursues Strategic Fixed Income Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, Strategic Fixed Income Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine Strategic Fixed Income Fund’s strategic direction.
     Under normal circumstances, Strategic Fixed Income Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in fixed income securities. The term “fixed income security” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). Strategic Fixed Income Fund is permitted to invest in fixed income securities of any kind (e.g., fixed income securities of any maturity, duration or credit quality). Strategic Fixed Income Fund may invest in any sector of the fixed income market and is not required to maintain a minimum or maximum allocation of investments in any one sector. Strategic Fixed Income Fund may invest all of its assets in below investment grade securities (also known as “junk bonds”). The sectors and types of fixed income securities in which Strategic Fixed Income Fund may invest or hold include, but are not limited to:

•	investment grade bonds denominated in various currencies, including bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds;

•	below investment grade bonds;

•	inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds); and

•	asset-backed securities.
          Strategic Fixed Income Fund has substantial holdings of GMO Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities) and GMO World Opportunity Overlay Fund (“Overlay Fund”) (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets).
          Strategic Fixed Income Fund may also invest in exchange traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. Strategic Fixed Income Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.
          Strategic Fixed Income Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including SDCF and Overlay Fund, and also GMO Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), GMO Debt Opportunities Fund (to gain exposure to global credit markets) and U.S. Treasury Fund (for cash management purposes). For cash management purposes, Strategic Fixed Income Fund may invest in unaffiliated money market funds.
          Strategic Fixed Income Fund, primarily though its investments in SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities.
          The Manager does not seek to maintain a specified interest rate duration for Strategic Fixed Income Fund, and Strategic Fixed Income Fund’s interest rate duration will change depending on Strategic Fixed Income Fund’s investments and the Manager’s assessment of different sectors of the bond market.
          Strategic Fixed Income Fund’s benchmark is the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.
          To the extent a Fund invests in Strategic Fixed Income Fund, it is subject to all of the risks to which Strategic Fixed Income Fund is exposed. The principal risks of an investment in Strategic Fixed Income Fund include Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Credit Risk, Counterparty Risk, Derivatives Risk, Management and Operational Risk, Foreign Investment Risk, Currency Risk, Liquidity Risk, Leveraging Risk, Focused Investment Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Strategic Fixed Income Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Strategic Fixed Income Fund may affect Strategic Fixed Income Fund’s performance more than if Strategic Fixed Income Fund were diversified. Shareholders of each Fund investing in Strategic Fixed Income Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.

          GMO U.S. Small/Mid Cap Growth Fund. GMO U.S. Small/Mid Cap Growth Fund (“U.S. Small/Mid Cap Growth Fund”), a series of GMO Trust, is not offered in this Prospectus. U.S. Small/Mid Cap Growth Fund is managed by GMO.
          U.S. Small/Mid Cap Growth Fund pays an investment management fee to the Manager at the annual rate of 0.31% of U.S. Small/Mid Cap Growth Fund’s average daily net assets. U.S. Small/Mid Cap Growth Fund offers a single class of shares. U.S. Small/Mid Cap Growth Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of U.S. Small/Mid Cap Growth Fund’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse U.S. Small/Mid Cap Growth Fund to the extent U.S. Small/Mid Cap Value Fund’s total annual operating expenses exceed 0.31% of U.S. Small/Mid Cap Growth Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse U.S. Small/Mid Cap Growth Fund for the amount of fees and expenses incurred indirectly by U.S. Small/Mid Cap Growth Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to U.S. Small/Mid Cap Growth Fund of such fees and expenses equal to 0.31% of U.S. Small/Mid Cap Growth Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of U.S. Small/Mid Cap Growth Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). U.S. Small/Mid Cap Growth Fund charges a purchase premium equal to 0.50% of the amount invested and a redemption fee equal to 0.50% of the amount redeemed. U.S. Small/Mid Cap Growth Fund may modify such purchase premiums and redemption fees at any time.
          U.S. Small/Mid Cap Growth Fund’s investment objective is long-term capital growth.
          The Manager seeks to achieve U.S. Small/Mid Cap Growth Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Value Index.
          The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting equities for U.S. Small/Mid Cap Growth Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to U.S. Small/Mid Cap Growth Fund’s investment universe. The Manager also may adjust U.S. Small/Mid Cap Growth Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of U.S. Small/Mid Cap Growth Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending.

Derivatives used may include futures, options and swap contracts. In addition, U.S. Small/Mid Cap Growth Fund may lend its portfolio securities.
          U.S. Small/Mid Cap Growth Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. As of May 31, 2011, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $11.9 million to $11.7 billion, with an average market capitalization of approximately $3.1 billion and a median market capitalization of approximately $2.8 billion. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.
          For cash management purposes, U.S. Small/Mid Cap Growth Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.
          U.S. Small/Mid Cap Growth Fund’s benchmark is the Russell 2500 Growth Index, which is an independently maintained and widely published index comprised of the stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values.
          To the extent a Fund invests in U.S. Small/Mid Cap Growth Fund, it is subject to all of the risks to which U.S. Small/Mid Cap Growth Fund is exposed. The principal risks of an investment in U.S. Small/Mid Cap Growth Fund include Market Risk — Equity Securities, Management and Operational Risk, Liquidity Risk, Smaller Company Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. U.S. Small/Mid Cap Growth Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by U.S. Small/Mid Cap Growth Fund may affect U.S. Small/Mid Cap Growth Fund’s performance more than if U.S. Small/Mid Cap Growth Fund were diversified. Shareholders of each Fund investing in U.S. Small/Mid Cap Growth Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.
          GMO U.S. Small/Mid Cap Value Fund. GMO U.S. Small/Mid Cap Value Fund (“U.S. Small/Mid Cap Value Fund”), a series of GMO Trust, is not offered in this Prospectus. U.S. Small/Mid Cap Value Fund is managed by GMO.
          U.S. Small/Mid Cap Value Fund pays an investment management fee to the Manager at the annual rate of 0.31% of U.S. Small/Mid Cap Value Fund’s average daily net assets. U.S. Small/Mid Cap Value Fund offers a single class of shares. U.S. Small/Mid Cap Value Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of U.S. Small/Mid Cap Value Fund’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse U.S. Small/Mid Cap Value Fund to the extent U.S. Small/Mid Cap Value Fund’s total annual operating expenses exceed 0.31% of U.S. Small/Mid Cap Value Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse U.S. Small/Mid Cap Value Fund for the amount of fees and expenses incurred indirectly by U.S. Small/Mid Cap Value Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to U.S. Small/Mid Cap Value Fund of such fees and expenses equal to 0.31% of U.S. Small/Mid Cap Value Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of U.S. Small/Mid Cap Value Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). U.S. Small/Mid Cap Value Fund charges a purchase premium equal to 0.50% of the amount invested and a redemption fee equal to 0.50% of the amount redeemed. U.S. Small/Mid Cap Value Fund may modify such purchase premiums and redemption fees at any time.
          U.S. Small/Mid Cap Value Fund’s investment objective is long-term capital growth.
          The Manager seeks to achieve U.S. Small/Mid Cap Value Fund’s investment objective by in investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Value Index.
          The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.
          In selecting equities for U.S. Small/Mid Cap Value Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to U.S. Small/Mid Cap Value Fund’s investment universe. The Manager also may adjust U.S. Small/Mid Cap Value Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.
          As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of U.S. Small/Mid Cap Value Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the U.S. Small/Mid Cap Value Fund may lend its portfolio securities.
          U.S. Small/Mid Cap Value Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S.. As of May 31, 2011, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $11.9 million to $11.7 billion, with an average market capitalization of approximately $3.1 billion and a median market capitalization of approximately $2.8 billion. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.
          For cash management purposes, U.S. Small/Mid Cap Value Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.
          U.S. Small/Mid Cap Value Fund’s benchmark is the Russell 2500 Value Index, which is an independently maintained and widely published index comprised of the stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values.
          To the extent a Fund invests in U.S. Small/Mid Cap Value Fund, it is subject to all of the risks to which U.S. Small/Mid Cap Value Fund is exposed. The principal risks of an investment in U.S. Small/Mid Cap Value Fund include Market Risk — Equity Securities, Management and Operational Risk, Liquidity Risk, Smaller Company Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Shareholders of each Fund investing in U.S. Small/Mid Cap Value Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.

          GMO U.S. Treasury Fund. GMO U.S. Treasury Fund (“U.S. Treasury Fund”), a series of GMO Trust, is not offered in this Prospectus. U.S. Treasury Fund is managed by GMO.
          U.S. Treasury Fund pays an investment management fee to the Manager at the annual rate of 0.08% of U.S. Treasury Fund’s average daily net assets. Subject to Excluded Fees and Expenses, the Manager has contractually agreed to reimburse U.S. Treasury Fund to the extent U.S. Treasury Fund’s total annual operating expenses exceed 0.08% of U.S. Treasury Fund’s average daily net assets. This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of U.S. Treasury Fund’s Board of Trustees. In addition to this contractual expense limitation, the Manager has voluntarily agreed to waive U.S. Treasury Fund’s management fee and to reimburse U.S. Treasury Fund to the extent U.S. Treasury Fund’s total annual operating expenses exceed 0.00% of U.S. Treasury Fund’s average daily net assets (excluding Excluded Fees and Expenses). The Manager may change or terminate these voluntary waivers and reimbursements at any time. During any period for which these voluntary waivers and reimbursements are in effect, U.S. Treasury Fund will incur management fees at an annual rate lower than 0.08% of U.S. Treasury Fund’s average daily net assets, and, as a result, net annual operating expenses for U.S. Treasury Fund will be lower. For these purposes, “Excluded Fees and Expenses” means expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust Officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          U.S. Treasury Fund’s investment objective is liquidity and safety of principal with current income as a secondary objective.
          Under normal circumstances, U.S. Treasury Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. The Manager normally seeks to maintain an interest rate duration of one year or less for U.S. Treasury Fund’s portfolio.
          U.S. Treasury Fund also may enter into repurchase agreements, under which U.S. Treasury Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from U.S. Treasury Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent on, among other things, U.S. Treasury Fund’s having an interest in the security that can be realized in the event of the insolvency of the counterparty.
          In addition to Direct U.S. Treasury Obligations, U.S. Treasury Fund may invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). For cash management purposes, U.S. Treasury Fund also may invest in unaffiliated money market funds.
          Although the fixed-income securities purchased by U.S. Treasury Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, U.S. Treasury Fund may end up owning a security with a stated or remaining maturity of more than one year.
          U.S. Treasury Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

          In selecting U.S. Treasury securities for U.S. Treasury Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.
          Other GMO Funds may invest in U.S. Treasury Fund for cash management purposes.
          U.S. Treasury Fund’s benchmark is the Citigroup 3-Month Treasury Bill Index, an independently maintained and widely published index comprised of short-term U.S. Treasury bills.
          To the extent the Fund invests in U.S. Treasury Fund, it is subject to all of the risks to which U.S. Treasury Fund is exposed. The principal risks of an investment in U.S. Treasury Fund include Market Risk — Fixed Income Securities, Credit Risk, Focused Investment Risk, Large Shareholder Risk, Management and Operational Risk and Market Disruption and Geopolitical Risk. Shareholders of the Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in the Fund.
          GMO World Opportunity Overlay Fund. GMO World Opportunity Overlay Fund (“Overlay Fund”), a series of GMO Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. Overlay Fund is managed by GMO.
          Overlay Fund does not pay an investment management or shareholder service fee to the Manager. Overlay Fund offers a single class of shares. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Overlay Fund to the extent Overlay Fund’s total annual operating expenses exceed 0.00% of Overlay Fund’s average daily net assets. This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Overlay Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          Overlay Fund’s investment objective is total return greater than that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.
          Overlay Fund seeks to achieve its investment objective by using derivatives and direct investments in fixed income securities to seek to exploit misvaluations in global interest rate, credit and currency markets. Overlay Fund’s direct investments in fixed income securities include U.S. and foreign asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities (STRIPS), Inflation-Protected Securities issued by the U.S. Treasury (TIPs), Treasury Securities and global bonds).
          Overlay Fund seeks to achieve its investment objective by attempting to identify and estimate the relative misvaluation of global interest rate, credit and currency markets. Based on such estimates, Overlay Fund establishes its positions across global interest rate, credit and currency markets. Derivative positions taken by Overlay Fund are implemented primarily through interest rate swaps and/or futures contracts, currency forwards and/or options, and credit default swaps on single-issuers or indices. As a result of its derivative positions, Overlay Fund typically will have a net notional value in excess of its net assets and will have a higher tracking error, along with concomitant volatility, relative to its benchmark. Overlay Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivatives positions, and, as a result, Overlay Fund may be leveraged in relation to its assets.
          Overlay Fund has a substantial investment in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Overlay Fund may invest in government securities, corporate debt securities, money market instruments and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Overlay Fund’s fixed income securities may include all types of interest rate, payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.
          Because of the deterioration in credit markets that became acute in 2008, Overlay Fund has and is expected to continue to have material exposure to below investment grade securities. If deemed prudent by the Manager, Overlay Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with Overlay Fund’s normal investment strategies. Overlay Fund may not achieve its investment objective while it is taking temporary defensive measures. Because of the above-referenced deterioration in credit markets, Overlay Fund has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind.
          Overlay Fund’s benchmark is the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.
          To the extent a Fund invests in Overlay Fund, it is subject to all of the risks to which Overlay Fund is exposed. The principal risks of an investment in Overlay Fund include Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Foreign Investment Risk, Management and Operational Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk and Currency Risk. Overlay Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Overlay Fund may affect Overlay Fund’s performance more than if Overlay Fund were diversified. Shareholders of each Fund investing in Overlay Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such Fund.

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FUND CODES
          The following chart identifies the ticker, news-media symbol, and CUSIP number for each share class of each Fund currently being offered (if any).
FUND CODES
The following chart identifies the ticker, news-media symbol, and CUSIP number for each share class of each Fund currently being offered (if any).

Fund Name
(and page # in Prospectus)	Share Class	Ticker	Symbol	Cusip
U.S. Equity Series Funds
U.S. Core Equity Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
Quality Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
U.S. Intrinsic Value Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
U.S. Growth Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
International Equity Series Funds
International Core Equity Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
International Large/Mid Cap Value Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
International Growth Equity Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
Developed World Stock Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
Foreign Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
Emerging Countries Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
Fixed Income Series Funds
Core Plus Bond Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
International Bond Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
Emerging Country Debt Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]

Fund Name
(and page # in Prospectus)	Share Class	Ticker	Symbol	Cusip
Asset Allocation Series Funds
U.S. Equity Allocation Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
International Equity Allocation Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
Global Equity Allocation Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
Global Asset Allocation Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]
Benchmark-Free Allocation Series Fund (p. [ ])	Class R4	—	—	[ ]
	Class R5	—	—	[ ]
	Class R6	—	—	[ ]

GMO SERIES TRUST
ADDITIONAL INFORMATION
     Each Fund’s annual and semiannual reports to shareholders (when available) will contain additional information about the Fund’s investments. Each Fund’s annual report (when available) will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its initial fiscal year. The Funds’ annual and semiannual reports (when available) will be , and the Funds’ SAI is, available free of charge by writing to [Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646]. The SAI contains more detailed information about each Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.
     You can review and copy the Prospectus, SAI, and reports (when available) at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.
     Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Series Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held beneficially or of record by the shareholder.
SHAREHOLDER INQUIRIES
Plan administrators and financial
intermediaries may request additional
information from and direct inquiries to:
Shareholder Services at
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf, Boston, MA 02110
1-617-346-7646 (call collect)
1-617-439-4192 (fax)
SHS@GMO.com
website: http://www.gmo.com
Plan participants should contact their plan administrator
or other financial intermediary for information
DISTRIBUTOR
Funds Distributor, LLC
10 High Street
Suite 302
Boston, Massachusetts 02110
Investment Company Act File No. 811-22564

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION	SUBJECT TO COMPLETION	October 7, 2011
GMO SERIES TRUST
STATEMENT OF ADDITIONAL INFORMATION
[    ], 2011

U.S. Equity Series Funds	International Equity Series Funds	Fixed Income Series Funds	Asset Allocation Series Funds
U.S. Core Equity Series Fund	International Core Equity Series	Core Plus Bond Series Fund	U.S. Equity Allocation Series
Class R4: [ ]	Fund	Class R4: [ ]	Fund
Class R5: [ ]	Class R4: [ ]	Class R5: [ ]	Class R4: [ ]
Class R6: [ ]	Class R5: [ ]	Class R6: [ ]	Class R5: [ ]
Quality Series Fund*	Class R6: [ ]	International Bond Series	Class R6: [ ]
Class R4: [ ]	International Large/Mid Cap	Fund	International Equity Allocation
Class R5: [ ]	Value Series Fund	Class R4: [ ]	Series Fund
Class R6: [ ]	Class R4: [ ]	Class R5: [ ]	Class R4: [ ]
U.S. Intrinsic Value Series	Class R5: [ ]	Class R6: [ ]	Class R5: [ ]
Fund	Class R6: [ ]	Emerging Country Debt	Class R6: [ ]
Class R4: [ ]	International Growth Equity	Series	Global Equity Allocation Series
Class R5: [ ]	Series Fund	Fund	Fund
Class R6: [ ]	Class R4: [ ]	Class R4: [ ]	Class R4: [ ]
U.S. Growth Series Fund	Class R5: [ ]	Class R5: [ ]	Class R5: [ ]
Class R4: [ ]	Class R6: [ ]	Class R6: [ ]	Class R6: [ ]
Class R5: [ ]	Developed World Stock Series		Global Asset Allocation Series
Class R6: [ ]	Fund		Fund
	Class R4: [ ]		Class R4: [ ]
	Class R5: [ ]		Class R5: [ ]
	Class R6: [ ]		Class R6: [ ]
	Foreign Series Fund		Benchmark-Free Allocation Series
	Class R4: [ ]		Fund
	Class R5: [ ]		Class R4: [ ]
	Class R6: [ ]		Class R5: [ ]
	Emerging Countries Series Fund		Class R6: [ ]
Class R4: [ ]
Class R5: [ ]
Class R6: [ ]

*	Although Quality Series Fund is categorized as a “U.S. Equity Series Fund,” the Fund also invests in non-U.S. equities.
This Statement of Additional Information is not a prospectus. It relates to the GMO Series Trust Prospectus for each series of GMO Series Trust (the “Trust”) set forth above dated [ ], 2011, as amended and revised from time to time thereafter (the “Prospectus”), and should be read in conjunction therewith. Information from the Prospectus relating to the series of GMO Series Trust set forth above (each a “Fund,” and collectively, the “Funds”) and (when available) information from the annual report to shareholders of each Fund, will be incorporated by reference into this Statement of Additional Information. The Prospectus and the annual report to shareholders (when available) of each Fund may be obtained free of charge from GMO Series Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at 1-617-346-7646.

-i-

INVESTMENT OBJECTIVES AND POLICIES
The investment objectives and principal strategies of, and risks of investing in, each Fund are described in the Prospectus. Each of the Funds invests substantially all of its assets into another fund, which is a series of GMO Trust (each, a “Master Fund” and together, the “Master Funds”) and is managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). The Manager also provides investment advisory services to the Funds. Information about the Master Funds is contained in a separate prospectus. The following list sets forth each Fund and its corresponding Master Fund.

Fund	Master Fund
GMO U.S. Core Equity Series Fund	GMO U.S. Core Equity Fund
GMO Quality Series Fund	GMO Quality Fund
GMO U.S. Intrinsic Value Series Fund	GMO U.S. Intrinsic Value Fund
GMO U.S. Growth Series Fund	GMO U.S. Growth Fund
GMO International Core Equity Series Fund	GMO International Core Equity Fund
GMO International Large/Mid Cap Value Series Fund	GMO International Large/Mid Cap Value Fund
GMO International Growth Equity Series Fund	GMO International Growth Equity Fund
GMO Developed World Stock Series Fund	GMO Developed World Stock Fund
GMO Foreign Series Fund	GMO Foreign Fund
GMO Emerging Countries Series Fund	GMO Emerging Countries Fund
GMO Core Plus Bond Series Fund	GMO Core Plus Bond Fund
GMO International Bond Series Fund	GMO International Bond Fund
GMO Emerging Country Debt Series Fund	GMO Emerging Country Debt Fund
GMO U.S. Equity Allocation Series Fund	GMO U.S. Equity Allocation Fund
GMO International Equity Allocation Series Fund	GMO International Equity Allocation Fund
GMO Global Equity Allocation Series Fund	GMO Global Equity Allocation Fund
GMO Global Asset Allocation Series Fund	GMO Global Asset Allocation Fund
GMO Benchmark-Free Allocation Series Fund	GMO Benchmark-Free Allocation Fund
References to a Fund in this Statement of Additional Information may refer to actions undertaken by the Fund or by the relevant Master Fund. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objectives and policies of the Funds may be changed without shareholder approval.
FUND INVESTMENTS
The charts on the following pages indicate the types of investments that each Fund (through its corresponding Master Fund) is generally permitted (but not required) to make. A Fund may, however, make other types of investments, provided the investments are consistent with the Fund’s investment objective and policies and the Fund’s investment restrictions do not expressly prohibit it from so doing.
Investors should note that, when used in this Statement of Additional Information, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For instance, a Fund may invest indirectly or make indirect investments by investing in another investment company or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset. Accordingly, the following charts indicate the types of investments that a Fund (through its corresponding Master Fund) is directly or indirectly permitted to make.

1

	U.S. Core Equity	Quality	U.S. Intrinsic Value	U.S. Growth
U.S. Equity Series Funds	Series Fund	Series Fund	Series Fund	Series Fund
U.S. Equity Securities[1]	X	X	X	X
Foreign Investments—Foreign Issuers [2]	X	X	X	X
Foreign Investments—Foreign Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X
Foreign Investments—Emerging Countries [2]		X
Securities Lending	X	X	X	X
Depositary Receipts	X	X	X	X
Convertible Securities	X	X	X	X
Preferred Stocks	X	X	X	X
Warrants and Rights	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)
Options and Futures	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X
Foreign Currency Transactions	X	X	X	X
Repurchase Agreements	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X
Debt and Other Fixed Income Securities—Long and Medium Term Corporate & Government Bonds [3]	X	X	X	X
Debt and Other Fixed Income Securities—Short-Term Corporate & Government Bonds [3]	X	X	X	X
Debt and Other Fixed Income Securities—Municipal Securities[4]
Cash and Other High Quality Investments	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X
Auction Rate Securities
Real Estate Investment Trusts and other Real Estate-Related Investments	X	X	X	X
Asset-Backed and Related Securities
Adjustable Rate Securities
Below Investment Grade Securities
Distressed or Defaulted Instruments
Merger Arbitrage Transactions
Brady Bonds
Euro Bonds
Zero Coupon Securities
Indexed Investments
Structured Notes
Firm Commitments and When-Issued Securities
Loans, Loan Participations, and Assignments
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X
Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund5)
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X
Investments in Other Investment Companies—Shares of GMO Trust Funds	X	X	X	X

2

		International	International
	International Core	Large/Mid Cap Value	Growth Equity	Developed World		Emerging Countries
International Equity Series Funds	Equity Series Fund	Series Fund	Series Fund	Stock Series Fund	Foreign Series Fund	Series Fund
U.S. Equity Securities[1]	X	X	X	X		X
Foreign Investments—Foreign Issuers [2]	X	X	X	X	X	X
Foreign Investments—Foreign Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X	X
Foreign Investments—Emerging Countries [2]	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X
Warrants and Rights	X	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)	X	X	X	X	X	X
Options and Futures	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X		X
Debt and Other Fixed Income Securities	X	X	X	X		X
Debt and Other Fixed Income Securities—Long and Medium Term Corporate & Government Bonds [3]	X	X	X	X		X
Debt and Other Fixed Income Securities—Short-Term Corporate & Government Bonds [3]	X	X	X	X		X
Debt and Other Fixed Income Securities—Municipal Securities[4]
Cash and Other High Quality Investments	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X
Auction Rate Securities
Real Estate Investment Trusts and other Real Estate-Related Investments	X	X	X	X	X	X
Asset-Backed and Related Securities
Adjustable Rate Securities
Below Investment Grade Securities						X
Distressed or Defaulted Instruments
Merger Arbitrage Transactions						X
Brady Bonds
Euro Bonds
Zero Coupon Securities
Indexed Investments						X
Structured Notes	X	X	X	X	X	X
Firm Commitments and When-Issued Securities					X	X
Loans, Loan Participations, and Assignments
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X
Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund5)
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X
Investments in Other Investment Companies—Shares of GMO Trust Funds	X	X	X	X	X	X

3

	Domestic Bond	Core Plus Bond	Emerging Country
Fixed Income Series Funds	Series Fund	Series Fund	Debt Series Fund
U.S. Equity Securities[1]	X	X	X
Foreign Investments—Foreign Issuers [2]	X	X	X
Foreign Investments—Foreign Issuers (Traded on U.S. Exchanges)[2]	X	X	X
Foreign Investments—Emerging Countries [2]	X	X	X
Securities Lending	X	X	X
Depositary Receipts	X	X	X
Convertible Securities	X	X	X
Preferred Stocks	X	X	X
Warrants and Rights	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)
Options and Futures	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X
Foreign Currency Transactions	X	X	X
Repurchase Agreements	X	X	X
Debt and Other Fixed Income Securities	X	X	X
Debt and Other Fixed Income Securities—Long and Medium Term Corporate & Government Bonds [3]	X	X	X
Debt and Other Fixed Income Securities—Short-Term Corporate & Government Bonds [3]	X	X	X
Debt and Other Fixed Income Securities—Municipal Securities[4]	X	X	X
Cash and Other High Quality Investments	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X
Auction Rate Securities	X	X	X
Real Estate Investment Trusts and other Real Estate-Related Investments
Asset-Backed and Related Securities	X	X	X
Adjustable Rate Securities	X	X	X
Below Investment Grade Securities	X	X	X
Distressed or Defaulted Instruments	X	X	X
Merger Arbitrage Transactions
Brady Bonds		X	X
Euro Bonds		X	X
Zero Coupon Securities	X	X	X
Indexed Investments	X	X	X
Structured Notes	X	X	X
Firm Commitments and When-Issued Securities	X	X	X
Loans, Loan Participations, and Assignments	X	X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X
Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund5)
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X
Investments in Other Investment Companies—Shares of GMO Trust Funds	X	X	X

5

	U.S. Equity	International	Global Equity	Global Asset	Benchmark-Free
	Allocation Series	Equity Allocation	Allocation Series	Allocation Series	Allocation Series
Asset Allocation Series Funds	Fund	Series Fund	Fund	Fund	Fund
U.S. Equity Securities[1]	X	X	X	X	X
Foreign Investments—Foreign Issuers [2]	X	X	X	X	X
Foreign Investments—Foreign Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X
Foreign Investments—Emerging Countries [2]	X	X	X	X	X
Securities Lending	X	X	X	X	X
Depositary Receipts	X	X	X	X	X
Convertible Securities	X	X	X	X	X
Preferred Stocks	X	X	X	X	X
Warrants and Rights	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)
Options and Futures	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X	X
Debt and Other Fixed Income Securities—Long and Medium Term Corporate & Government Bonds [3]	X	X	X	X	X
Debt and Other Fixed Income Securities—Short-Term Corporate & Government Bonds [3]	X	X	X	X	X
Debt and Other Fixed Income Securities—Municipal Securities[4]	X	X	X	X	X
Cash and Other High Quality Investments	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X
Auction Rate Securities	X	X	X	X	X
Real Estate Investment Trusts and other Real Estate-Related Investments	X	X	X	X	X
Asset-Backed and Related Securities	X	X	X	X	X
Adjustable Rate Securities	X	X	X	X	X
Below Investment Grade Securities	X	X	X	X	X
Distressed or Defaulted Instruments	X	X	X	X	X
Merger Arbitrage Transactions		X	X	X	X
Brady Bonds	X	X	X	X	X
Euro Bonds	X	X	X	X	X
Zero Coupon Securities	X	X	X	X	X
Indexed Investments	X	X	X	X	X
Structured Notes		X	X	X	X
Firm Commitments and When-Issued Securities	X	X	X	X	X
Loans, Loan Participations, and Assignments	X	X	X	X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X
Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund5)		X	X	X	X
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X
Investments in Other Investment Companies—Shares of GMO Trust Funds	X	X	X	X	X

6

Footnotes to Fund Investments Charts

[1]	For more information, see, among other sections, “Description of Principal Risks—Market Risk—Equity Securities Risk” in the Prospectus.

[2]	For more information, see, among other sections, “Description of Principal Risks—Foreign Investment Risk” in the Prospectus and “Descriptions and Risks of Fund Investments—Risks of Foreign Investments” herein.

[3]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments—U.S. Government Securities and Foreign Government Securities” herein.

[4]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments—Municipal Securities” herein.

[5]	A series of GMO Trust offered through a separate private placement memorandum.
(Note: Some of the footnotes to the above charts refer investors to various risks described in the “Description of Principal Risks” section of the Prospectus for more information relating to a particular type of investment listed in the charts. The presence of such a risk cross reference for a particular Fund investment is not intended to indicate that such risk is a principal risk of that Fund, and instead is intended to provide more information regarding the risks associated with the particular investment. Please refer to the “Fund Summary” and “Description of Principal Risks” sections of the Prospectus for a description of each Fund’s principal risks.)
DESCRIPTIONS AND RISKS OF FUND INVESTMENTS
The following is a description of investment practices in which each Fund (through its corresponding Master Fund) may engage and the risks associated with their use. Because each Fund invests substantially all of its assets in its corresponding Master Fund, each Fund is exposed to the investment practices of such Master Fund. Each Master Fund, and therefore the relevant Fund, is also indirectly exposed to the investment practices of other funds managed by GMO that are not offered in the Prospectus (the “GMO Funds”) or other investment companies in which the Master Fund invests (“underlying funds”), and the Master Fund and the Fund are therefore subject to all risks associated with the practices of the underlying funds. UNLESS OTHERWISE NOTED HEREIN, THE INVESTMENT PRACTICES AND ASSOCIATED RISKS DETAILED BELOW ALSO INCLUDE THOSE TO WHICH A MASTER FUND AND A FUND INDIRECTLY MAY BE EXPOSED THROUGH THE MASTER FUND’S INVESTMENT IN UNDERLYING FUNDS. ANY REFERENCES TO INVESTMENTS MADE BY A FUND INCLUDE THOSE THAT MAY BE MADE BOTH DIRECTLY BY THE FUND AND ITS CORRESPONDING MASTER FUND, AND INDIRECTLY BY THE MASTER FUND (E.G., THROUGH SUCH MASTER FUND’S INVESTMENTS IN UNDERLYING FUNDS OR THROUGH INVESTMENTS IN DERIVATIVES OR SYNTHETIC INSTRUMENTS).
Not all Funds may engage in all practices described below. Please refer to each Fund’s “Fund Summary” in the Fund’s Prospectus and “Fund Investments” in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage.
Portfolio Turnover
Based on the Manager’s assessment of market conditions, it may trade each Fund’s investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. Increased portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund, and which may adversely affect the Fund’s performance. It also may give rise to additional taxable income for its shareholders,

7

including through the realization of capital gains or other types of income that are taxable to Fund shareholders when distributed by a Fund to them, unless those shareholders are themselves exempt from taxation or otherwise investing in the Fund through a tax-advantaged account. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed to shareholders, typically are taxed to shareholders at ordinary income tax rates. The after-tax impact of portfolio turnover is not considered when making investment decisions for a Fund. See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” in this Statement of Additional Information for more information.
Diversified and Non-Diversified Portfolios
As set forth in “Investment Restrictions” below, Funds that are “diversified” funds are required to satisfy the diversified fund requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). At least 75% of the value of a diversified fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of any single issuer. All of the Funds are diversified.
Some of the Master Funds, as identified in the Prospectus, are “non-diversified” funds under the 1940 Act. As stated in the Prospectus, Funds that are “non-diversified” are not required to satisfy the requirements for diversified funds. A non-diversified Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. That concentration could increase the risk of loss to a Fund resulting from a decline in the market value of particular portfolio securities. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.
All Funds, whether diversified or non-diversified, must meet diversification standards to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxes” below for a description of these diversification standards.
Accelerated Transactions
For a Fund to take advantage of certain available investment opportunities, the Manager may need to make investment decisions on an expedited basis. In such cases, the information available to the Manager at the time of an investment decision may be limited. The Manager may not, therefore, have access to the detailed information necessary for a full analysis and evaluation of the investment opportunity.
Risks of Foreign Investments
General. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. A Fund

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may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by a Fund in respect of its foreign securities will reduce its yield. See “Taxes” below for more information about these and other special tax considerations applicable to investments in securities of foreign issuers and securities principally traded outside the United States.
In addition, the tax laws of some foreign jurisdictions in which a Fund may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Fund’s net asset value at the time accrued, even though, in some cases, the Fund ultimately will not pay the related tax liabilities. Conversely, a Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.
Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries.
Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds’ foreign portfolio securities (e.g., through the Funds’ brokerage contacts, publications of the Investment Company Institute, which is the national association of U.S. investment companies, the Funds’ custodial network, and, to the extent deemed appropriate by the Funds under the circumstances, local counsel in the relevant foreign country), no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times.
Emerging Countries. The risks described above apply to an even greater extent to investments in emerging countries. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the

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ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.
Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets.
Economies of emerging countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition.
Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce a Fund’s income from investments in securities or debt instruments of emerging country issuers.
Emerging countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments (or, in the case of fixed-income securities, interest) in emerging countries.
Special Risks of Investing in Asian Securities. In addition to the risks of foreign investments and emerging countries investments described above, investments in Asia are subject to other risks. The economies of Asian countries are at varying levels of development. Markets of countries whose economies are in the early stages of development typically exhibit a high concentration of market capitalization and have less trading volume, lower liquidity, and more volatility that more developed markets. Some Asian countries depend heavily on foreign trade. The economies of some Asian countries are not diversified and are based on only a few commodities or industries.
Investments in Asia also are susceptible to social, political, legal, and operational risks. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of their financial markets and in some countries less financial information is available than is typical of more developed markets. Some Asian countries restrict direct foreign investment in securities markets, and investments in securities traded on those markets may be made, if at all, only indirectly (e.g., through Depositary Receipts, as defined below under “Depositary Receipts,” derivatives, etc.).

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Asian countries periodically experience increases in market volatility and declines in foreign currency exchange rates. Currency fluctuations affect the value of securities because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuations in currency exchange rates can also affect a country’s or company’s ability to service its debt.
Investment in particular Asian countries is subject to unique risks, yet the political and economic prospects of one country or group of countries can affect other countries in the region. For example, the economies of some Asian countries are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis, or a decline in currency valuation in one Asian country may spread to other Asian countries.
Special Risks of Investing in Russian Securities. Certain of the Funds may invest directly in the securities of Russian issuers. Certain other Funds may have indirect exposure to Russian securities through their investment in one or more of the GMO Funds with direct investments in Russia. Investment in those securities presents many of the same risks as investing in the securities of emerging country issuers, as described in the preceding sections. The social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, however, may be particularly pronounced relative to investments in more developed countries. Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets.
A risk of particular note with respect to direct investment in Russian securities results from the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by “share extracts” from the register or, in certain circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the security, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. A Fund will endeavor to ensure that its interest is appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability and it is possible that a subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of a loss of share registration. Further, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has

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delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.
Also, although a Russian public enterprise having a certain minimum number of shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions in the share register.
Securities Lending
A Fund may make secured loans of its portfolio securities amounting to not more than one-third of its total assets (one quarter in the case of the Master Fund into which International Large/Mid Cap Value Series Fund invests substantially all of its assets). For these purposes, total assets include the proceeds of such loans. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities. However, securities loans will be made to broker-dealers that the Manager believes to be of relatively high credit standing pursuant to agreements requiring that the loans be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities (marked to market daily). If a loan is collateralized by U.S. government or other securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in one or more money market funds (in which case the Fund will bear its pro rata share of such money market fund’s fees and expenses), or directly in interest-bearing, short-term securities, and typically pays a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. As with other extensions of credit, the Fund bears the risk of delay in the recovery of loaned securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.
Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice and will do so if both (i) the Manager receives adequate notice of a proposal upon which shareholders are being asked to vote, and (ii) the Manager believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of the Fund’s return on its securities lending. The Funds may also pay various fees in connection with securities loans, including shipping fees and custodian fees.

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Depositary Receipts
Many of the Funds invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) or other similar securities representing ownership of foreign securities (collectively, “Depositary Receipts”) if issues of such Depositary Receipts are available that are consistent with the Fund’s investment objective. Depositary Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depositary Receipts usually do not settle in the same currency as the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a domestic corporation.
Because the value of a Depositary Receipt is dependent upon the market price of an underlying foreign security, Depositary Receipts are subject to most of the risks associated with investing in foreign securities directly. Depositary Receipts may be issued as sponsored or unsponsored programs. See “Descriptions and Risks of Fund Investments—Risks of Foreign Investments.” Depositary Receipts also may be subject to liquidity risk.
Convertible Securities
A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities. The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines. The Manager regards convertible securities as a form of equity security.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, as in the case of “broken” or “busted” convertibles, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its

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conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third-party.
Preferred Stocks
Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this Statement of Additional Information regarding equity or fixed income securities.
Investment in preferred stocks involves certain risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If a Fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. government securities.
Warrants and Rights
A Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “Options and Futures” below. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

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Non-Standard Warrants. From time to time, certain Funds may use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”) and participatory notes (“P-Notes”), to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, LEPOs and P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the LEPO or P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks—Derivatives Risk” and “—Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Additionally, while LEPOs or P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO or P-Note will be willing to repurchase such instrument when the Fund wishes to sell it.
Options and Futures
Many of the Funds use options and futures for various purposes, including for investment purposes and as a means to hedge other investments. (See “Uses of Derivatives” below for more information regarding the various derivatives strategies those Funds may employ using options and futures.) The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.
Options on Securities and Indices. Many of the Funds may purchase and sell put and call options on equity, fixed income, or other securities or indices in standardized exchange-traded contracts. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

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Purchasing Options on Securities and Indices. Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.
Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future. If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.
In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.
Writing Options on Securities and Indices. Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices. The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.
A Fund may write a call option on a security or other instrument held by the Fund (commonly known as “writing a covered call option”). In such case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund (commonly known as “writing a naked call option”). During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on

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securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.
A Fund also may write a put option on a security. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.
OTC Options. A Fund may also invest in over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is American style, it may be exercised on any day up to its expiration date. In contrast, a European style option may be exercised only on its expiration date.
In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction. In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. A Fund realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, if a Fund has written an option, it may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option. If a Fund desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the security. There can be no assurance, however, that a closing purchase or sale can be effected when a Fund desires to do so.
An OTC option may be closed only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.
No guarantee exists that a Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time.
Risk Factors in Options Transactions. There are various risks associated with transactions in exchange-traded and OTC options. The value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The value of

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an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.
The Funds’ ability to use options as part of their investment programs depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, a Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.
An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange (“Exchange”), which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an Exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on an Exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms). In addition, the hours of trading for options on an Exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.
The Exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Manager, and other clients of the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security.
An OTC option may be closed only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty; however, the exposure to counterparty risk may differ. See

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“Swap Contracts and Other Two-Party Contracts—Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below for a discussion of counterparty risk and other risks associated with investing in OTC options.
Each Fund’s ability to engage in options transactions may be limited by tax considerations.
Currency Options. Certain Funds may purchase and sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. Funds that are permitted to invest in securities denominated in foreign currencies may purchase or sell options on currencies. (See “Foreign Currency Transactions” below for more information on those Funds’ use of currency options.)
Futures. To the extent consistent with applicable law and its investment restrictions, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income security), individual equity securities (“single stock futures”), securities indices, interest rates, currencies, inflation indices, and (to the extent a Fund is permitted to invest in commodities and commodity-related derivatives (as defined in “Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund)” below)) commodities or commodities indices. Futures contracts on securities indices are referred to herein as “Index Futures.” The purchase and sale of futures contracts also may be used for speculative purposes.
Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.
The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The

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amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on foreign exchanges may be different than those on U.S. exchanges). Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For futures contracts which are cash settled, a Fund may designate or segregate liquid assets in an amount equal to the Fund’s daily marked-to-market value of such contract. Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale.
Although some futures contracts call for making or taking delivery of the underlying securities, currencies, commodities, or other underlying instrument, in most cases, futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month). If the price of the initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss. Any transaction costs must also be included in these calculations.
In the United States, futures contracts are traded only on commodity exchanges or boards of trade — known as “contract markets” — approved by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market. Certain Funds may also purchase futures contracts on foreign exchanges or similar entities, which are not regulated by the CFTC and may not be subject to the same degree of regulation as the U.S. contract markets. (See “Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges” below.)
Index Futures. A Fund’s purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC. A Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may apply to foreign stock Index Futures.
Interest Rate Futures. Some Funds may engage in transactions involving the use of futures on interest rates. These transactions may be in connection with investments in U.S. government securities and other fixed income securities.

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Inflation Linked Futures. The Fixed Income Series Funds may engage in transactions involving inflation linked futures, including Consumer Price Index (“CPI”) futures, which are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. Inflation linked futures may be used by the Fund to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds) thereby creating “synthetic” inflation indexed bonds. The Fund also may combine inflation linked futures with U.S. Treasury futures contracts to create “synthetic” inflation indexed bonds issued by the U.S. Treasury. See “Indexed Investments—Inflation Indexed Bonds” below for a discussion of inflation indexed bonds.
Currency Futures. Funds that are permitted to invest in securities denominated in foreign currencies may buy and sell futures contracts on currencies. (See “Foreign Currency Transactions” below for a description of those Funds’ use of currency futures.)
Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American style option) or on the expiration date (in the case of European style option). Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract. Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.
Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. In addition, a Fund may purchase and sell interest rate options on U.S. Treasury or Eurodollar futures to take a long or short position on interest rate fluctuations. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. (See “Foreign Currency Transactions” below for a description of some Funds’ use of options on currency futures.)
A Fund also is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The

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difference between the premiums paid and received represents the Fund’s profit or loss on the transaction.
Commodity Futures and Options on Commodity Futures. The Asset Allocation Series Funds (except U.S. Equity Allocation Series Fund), through their investments in GMO Alternative Asset Opportunity Fund (another fund managed by GMO that is offered through a separate private placement memorandum), may have exposure to futures contracts on various commodities or commodities indices (“commodity futures”) and options on commodity futures. A futures contract on a commodity is an agreement between two parties in which one party agrees to purchase a commodity, such as an energy, agricultural, or metal commodity, from the other party at a later date at a price and quantity agreed upon when the contract is made. Futures contracts on commodities indices operate in a manner similar to Index Futures. While commodity futures on individual commodities are physically settled, the Manager intends to close out those futures contracts before the settlement date without the making or taking of delivery.
Risk Factors in Futures and Futures Options Transactions. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the security, currency, or other investment underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the case of Index Futures and futures on commodity indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be hedged, the Fund may realize a loss on the futures contract at the same time the Fund is realizing a loss on the portfolio position intended to be hedged. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract. The successful use of transactions in futures and related options for hedging also depends on the direction and extent of exchange rate, interest rate and asset price movements within a given time frame. For example, to the extent equity prices remain stable during the period in which a futures contract or option is held by a Fund investing in equity securities (or such prices move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction, which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.

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All participants in the futures market are subject to margin deposit and maintenance requirements. Instead of meeting margin calls, investors may close futures contracts through offsetting transactions, which could distort normal correlations. The margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, allowing for more speculators who may cause temporary price distortions. Trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, the lack of continuous arbitrage may cause a disparity between the price of foreign stock Index Futures and the value of the relevant index.
A Fund may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.
The Funds’ ability to engage in the futures and options on futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of futures and options on futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments at all or that their use will be effective. In addition, there can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or option on a futures contract position, and that Fund would remain obligated to meet margin requirements until the position is closed. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. In the past, prices have exceeded the daily limit on several consecutive trading days. Short (and long) positions in Index Futures or futures on commodities indices may be closed only by purchasing (or selling) a futures contract on the exchange on which the Index Futures or commodity futures, as applicable, are traded.
As discussed above, if a Fund purchases or sells a futures contract, it is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. The Fund’s net asset value will generally fluctuate with the value of the security or other instrument underlying a futures contract as if it were already in the Fund’s portfolio. Futures transactions can have the effect of investment leverage. Furthermore, if a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.
In addition, if a Fund’s futures brokers become bankrupt or insolvent, or otherwise default on their obligations to the Fund, the Fund may not receive all amounts owing to it in respect of its trading, despite the futures clearinghouse fully discharging all of its obligations. Furthermore, in the event of the bankruptcy of a futures broker, a Fund could be limited to recovering only a pro rata share of all available funds segregated on behalf of the futures broker’s combined customer

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accounts, even though certain property specifically traceable to the Fund was held by the futures broker.
Each Fund’s ability to engage in futures and options on futures transactions may be limited by tax considerations.
Additional Risk Associated with Commodity Futures Transactions. Several additional risks are associated with transactions in commodity futures contracts.
Storage Costs. The price of a commodity futures contract reflects the storage costs of purchasing the underlying commodity, including the time value of money invested in the commodity. To the extent that the storage costs change, the value of the futures contracts may change correspondingly.
Reinvestment Risk. In the commodity futures markets, producers of an underlying commodity may sell futures contracts to lock in the price of the commodity at delivery. To induce speculators to purchase the other side (the long side) of the contract, the commodity producer generally must sell the contract at a lower price than the expected futures spot price. Conversely, if most purchasers of the underlying commodity purchase futures contracts to hedge against a rise in commodity prices, then speculators will only sell the contract at a higher price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected futures spot price. As a result, when the Manager reinvests the proceeds from a maturing contract, it may purchase a new futures contract at a higher or lower price than the expected futures spot prices of the maturing contract or choose to pursue other investments.
Additional Economic Factors. The value of the commodities underlying commodity futures contracts may be subject to additional economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political, and regulatory developments.
See also “Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund)” below for more discussion of the special risks of investing in commodity futures, options on commodity futures, and related types of derivatives.
Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States (which are regulated by the CFTC) and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is

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subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the currencies in which trading is done on foreign exchanges and other currencies, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Risks of Foreign Investments” above).
Swap Contracts and Other Two-Party Contracts
Many of the Funds use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options and futures. (See “Uses of Derivatives” below for more information regarding the various derivatives strategies those Funds may employ using swap contracts and other two-party contracts.)
Swap Contracts. The Funds may directly or indirectly use various different types of swaps, such as swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, and other types of available swap agreements, depending on a Fund’s investment objective and policies. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other.
Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease a Fund’s exposure to the underlying instrument, rate, asset or index. Swaps can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if the Manager determines it is consistent with the Fund’s investment objective and policies.
A Fund may enter into swaps on securities, baskets of securities or securities indices. For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500 Index). Additionally, a Fund may use total return swaps, which typically involve commitments to pay

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amounts computed in the same manner as interest in exchange for a market-linked return, both based on notional amounts. A Fund may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive. To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.
In addition, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value. A Fund may also enter into swaps to modify its exposure to particular currencies using currency swaps. For instance, a Fund may enter into a currency swap between the U.S. dollar and the Japanese Yen in order to increase or decrease its exposure to each such currency.
A Fund may use inflation swaps (including inflation swaps tied to the CPI), which involve commitments to pay a regular stream of inflation indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount. The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR. Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds), thereby creating synthetic inflation indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation indexed bonds issued by the U.S. Treasury. See “Indexed Investments — Inflation Indexed Bonds” below.
In addition, a Fund may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by a corporate or sovereign issuer of fixed income securities (including asset-backed securities). In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, a Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or foreign issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. A Fund, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk — the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event) (see “Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation. A Fund may also invest in credit default indices, which are indices that reflect the performance of a basket of credit default swaps.
A Fund also may use credit default swaps for investment purposes by selling a credit default swap, in which case the Fund will receive a premium from its counterparty in return for the

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Fund’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium received from the counterparty and would have no payment obligations. For credit default swap agreements on asset-backed securities, an event of default may result from various events, which may include an issuer’s failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, an event of default may result from such events as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium or restructuring.
A Fund may use variance swap agreements, which involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.
While no Fund directly uses commodity swaps, the Asset Allocation Series Funds (except U.S. Equity Allocation Series Fund), through their investments in GMO Alternative Asset Opportunity Fund (another fund managed by GMO that is offered through a separate private placement memorandum), may have indirect exposure to commodity swaps on one or more broad-based commodities indices (e.g., the Dow Jones-UBS Commodity Index), as well as commodity swaps on individual commodities or baskets of commodities. See “Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund)” below for more discussion of that Fund’s use of commodity swap contracts and other related types of derivatives.
Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund will

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only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value. In addition, GMO Alternative Asset Opportunity Fund may use contracts for differences that are based on the relative performance of two different groups or baskets of commodities. Often, one or both baskets is a commodities index. Contracts for differences on commodities operate in a similar manner to contracts for differences on securities described above.
Interest Rate Caps, Floors, and Collars. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, will be subject to similar risks. See “Options and Futures—Risk Factors in Options Transactions” and “—Risk Factors in Futures and Futures Options Transactions” above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount and are generally individually negotiated with a specific counterparty. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.
Swaptions. An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a bond). A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond). Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap.
Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts. A Fund may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of that counterparty. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Counterparty risk is greater with longer maturities where events may intervene to prevent

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settlement. Counterparty risk is also greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed under an OTC derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.
The credit rating of a counterparty may be adversely affected by greater-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.
Counterparty risk with respect to OTC derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Legal and Regulatory Risk” below for more information.
Each Fund’s ability to enter into these transactions may be affected by tax considerations.
Additional Risk Factors in OTC Derivatives Transactions. Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives.
Among other trading agreements, certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern over-the-counter derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations.
Use of Futures and Related Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments—Commodity Pool Operator Status. Each Fund has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.
Foreign Currency Transactions
Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the currency exchange markets, trade balances, the relative merits of investments in different countries, actual or perceived changes in

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interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, or by currency or exchange controls or political and economic developments in the U.S. or abroad. Currencies in which a Fund’s assets are denominated, or in which a Fund has taken a long position, may be devalued against other currencies, resulting in a loss to the Fund. Similarly, currencies in which a Fund has taken a short position may increase in value relative to other currencies, resulting in a loss to the Fund.
In addition, some currencies are illiquid (e.g., emerging country currencies), and a Fund may not be able to covert these currencies into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market where the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., emerging country currencies) are particularly affected by exchange control regulations.
Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, and/or currency risk management. Currency risk management may include taking overweighted or underweighted currency positions relative to both the securities portfolio of a Fund and the Fund’s performance benchmark or index. Those Funds also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency-denominated security that approximates desired risk and return characteristics when the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.
Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate because of independent factors not related to currency fluctuations. If a forward foreign currency contract is used for hedging, an imperfect correlation between movements in the price of the forward foreign currency contract and the price of the currency or other investment being hedged creates risk.
Forward foreign currency contracts involve a number of the same characteristics and risks as currency futures contracts (discussed below) but there also are several differences. Forward foreign currency contracts are not market traded, and are not necessarily marked to market on a daily basis. They settle only at the pre-determined settlement date. This can result in deviations

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between forward foreign currency prices and currency futures prices, especially in circumstances where interest rates and currency futures prices are positively correlated. Second, in the absence of exchange trading and involvement of clearing houses, there are no standardized terms for forward currency contracts. Accordingly, the parties are free to establish such settlement times and underlying amounts of a currency as desirable, which may vary from the standardized provisions available through any currency futures contract. Finally, forward foreign currency contracts, as two party obligations for which there is no secondary market, involve counterparty risk not present with currency futures contracts, discussed below.
A Fund also may purchase or sell currency futures contracts and related options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. (See “Options and Futures—Futures” above for more information on futures contracts and options on futures contracts.)
A Fund also may purchase or sell options on currencies. These give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using options. (See “Options and Futures—Currency Options” above for more information on currency options.)
Repurchase Agreements
A Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government in the jurisdiction where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements afford a Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund bears the risk of a seller’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails certain risks, which include the risk that the counterparty to the repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks—Counterparty Risk” in the Prospectus.

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Debt and Other Fixed Income Securities Generally
Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this Statement of Additional Information as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity). See “Adjustable Rate Securities” and “Indexed Investments” below. In addition, the Funds may create “synthetic” bonds which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). See, for example, “Options and Futures—Inflation-Linked Futures” above.
Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.
Because interest rates vary, the future income of a Fund that invests in floating rate fixed income securities cannot be predicted with certainty. To the extent a Fund invests in indexed securities, the future income of the Fund also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).
The Funds may invest in a wide range of debt and fixed income instruments, including, but not limited to, Brady Bonds, Euro Bonds and Zero Coupon Securities, described below.
Cash and Other High Quality Investments
Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Funds’ investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the United States Government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit. If a custodian holds cash on behalf of a Fund, the Fund may be an unsecured creditor in the event of the insolvency of the custodian. In addition, the Fund will be subject to credit risk with respect to such a custodian, which may be heightened to the extent the Fund takes a temporary defensive position.

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U.S. Government Securities and Foreign Government Securities
U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of a Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to satisfy their obligations to pay principal or interest payments.
Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, and the Inter-American Development Bank.
As with other fixed income securities, U.S. government securities and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.
In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. A Fund may also invest in Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are interests in separately traded interest and principal component parts of U.S. Treasury obligations that represent future interest payments, principal payments, or both, are direct obligations of the U.S. government, and are transferable through the federal reserve book-entry system. Certificates of accrual and similar instruments may be more volatile than other government securities.
Municipal Securities
Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more

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credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate. The two principal classifications of municipal obligations are “notes” and “bonds.”
Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. They are generally payable from specific revenues expected to be received at a future date or are issued in anticipation of long-term financing to be obtained in the market to provide for the repayment of the note.
Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds, the proceeds of which are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes, include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.
Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer’s obligations. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt reserve fund.
Securities purchased for a Fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations that have a specified maturity date but also are payable before maturity after notice by the holder. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds). A Fund may also invest in credit default swaps on municipal securities. See “Swap Contracts and Other Two-Party Contracts—Swap Contracts” above.
See “Taxes” below for a discussion of the tax treatment of municipal obligations at the Fund and shareholder level.

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Auction Rate Securities
Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.
Real Estate Investment Trusts and other Real Estate-Related Investments
Certain Funds may invest in pooled real estate investment vehicles (so-called “real estate investment trusts” or “REITs”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry. In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers, and companies with substantial real estate holdings. Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities.
REITs are pooled investment vehicles that invest in real estate or real estate-related companies. The Funds may invest in different types of REITs, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry. REITs are also subject to the risk of fluctuations in income from underlying real estate assets, poor performance by the REIT’s manager and the manager’s inability to manage cash flows generated by the REIT’s assets, prepayments and defaults by borrowers, self-liquidation, adverse changes in the tax laws, and, with regard to U.S. REITs (as defined in “Taxes” below), the risk of failing to qualify for tax-free pass-through of income under the Code and/or to maintain exempt status under the 1940 Act. See “Taxes” below for a discussion of special tax considerations relating to a Fund’s investment in U.S. REITs.

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By investing in REITs indirectly through a Fund, investors will bear not only their proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to investors. Investments in REITs are subject to risks associated with the direct ownership of real estate.
Asset-Backed and Related Securities
An asset-backed security is a fixed income security that predominantly derives its creditworthiness from cash flows relating to a pool of assets. There are a number of different types of asset-backed and related securities, including mortgage-backed securities, securities backed by other pools of collateral (such as automobile loans, student loans, sub-prime mortgages, and credit- card receivables), collateralized mortgage obligations, and collateralized debt obligations, each of which is described in more detail below. Investments in asset-backed securities are subject to all of the market risks for fixed-income securities described in the Prospectus under “Description of Principal Risks—Market Risk—Fixed Income Securities Risk” and elsewhere in this SAI.
Mortgage-Backed Securities. Mortgage-backed securities are asset-backed securities backed by pools of residential and commercial mortgages, which may include sub-prime mortgages. Mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government, such as Freddie Mac, Fannie Mae, and FHLBs), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. Interest and principal payments (including prepayments) on the mortgage loans underlying mortgage-backed securities pass through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage loan prepays the remaining principal before the loan’s scheduled maturity date. Unscheduled prepayments of the underlying mortgage loans may result in early payment of the applicable mortgage-backed securities held by a Fund. The Fund may be unable to invest prepayments in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than traditional fixed income securities. Many factors affect the rate of mortgage loan prepayments, including changes in interest rates, general economic conditions, further deterioration of worldwide economic and liquidity conditions, the location of the property underlying the mortgage, the age of the mortgage loan, governmental action, including legal impairment of underlying home loans, changes in demand for products financed by those loans, the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), and social and demographic conditions. During periods of falling interest rates, the rate of mortgage loan prepayments usually increases, which tends to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage loan prepayments usually decreases, which tends to increase the life of mortgage-backed securities.
Mortgage-backed securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable, and since the

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deterioration of worldwide economic and liquidity conditions that became acute in 2008, mortgage-backed securities have been subject to greater liquidity risk. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., subprime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on mortgage-backed securities. Although liquidity of mortgage-backed securities has improved recently, there can be no assurance that in the future the market for mortgage-backed securities will continue to improve and become more liquid. In addition, mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations, and to certain other risks described in “Other Asset-Backed Securities” below. The risk of defaults associated with mortgage-backed securities is generally higher in the case of mortgage-backed investments that include sub-prime mortgages. See “Market Risk—Asset-Backed Securities” in the Prospectus for more information regarding credit and other risks associated with investments in asset-backed securities.
Mortgage-backed securities may include Adjustable Rate Securities as such term is defined in “Adjustable Rate Securities” below.
Other Asset-Backed Securities. Similar to mortgage-backed securities, other types of asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. These securities include securities backed by pools of automobile loans, educational loans, home equity loans, and credit-card receivables. The underlying pools of assets are securitized through the use of trusts and special purpose entities. These securities may be subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-backed securities described immediately above. Additionally, since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, asset-backed securities have been subject to greater liquidity risk. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., subprime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities. Although liquidity of asset-backed securities has improved recently, there can be no assurance that in the future the market for asset-backed securities will continue to improve and become more liquid. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above.
Payment of interest on asset-backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure

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(i.e., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations and the defaulted obligations exceed the securities’ credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the existence of insurance on an asset-backed security does not guarantee that principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.
The market value of an asset-backed security may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement. The market value of asset-backed securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral. In addition, the insolvency of entities that generate receivables or that utilize the underlying assets may result in a decline in the value of the underlying assets as well as costs and delays.
Certain types of asset-backed securities present additional risks that are not presented by mortgage-backed securities. In particular, certain types of asset-backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by credit-card receivables are unsecured. In addition, a Fund may invest in securities backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans, many of which may be unsecured (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations” ) (see “Collateralized Debt Obligations” (“CDOs”) below). Even when security interests are present, the ability of an issuer of certain types of asset-backed securities to enforce those interests may be more limited than that of an issuer of mortgage-backed securities. For instance, automobile receivables generally are secured, but by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. In addition, because of the large number of underlying vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the automobiles. Therefore, recoveries on repossessed automobiles may not be available to support payments on these securities.
In addition, certain types of asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. In the case of certain consumer debt, such as credit-card debt, debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right

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to set off certain amounts owed on their credit-cards (or other debt), thereby reducing their balances due. For instance, a debtor may be able to offset certain damages for which a court has determined that the creditor is liable to the debtor against amounts owed to the creditor by the debtor on his or her credit-card.
Collateralized Mortgage Obligations (“CMOs”); Strips and Residuals. A CMO is a debt obligation backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer of a CMO generally pays interest and prepaid principal on a monthly basis. These payments are secured by the underlying portfolio, which typically includes mortgage pass-through securities guaranteed by Freddie Mac, Fannie Mae, or the Government National Mortgage Association (“Ginnie Mae”) and their income streams, and which also may include whole mortgage loans and private mortgage bonds.
CMOs are issued in multiple classes, often referred to as “tranches.” Each class has a different maturity and is entitled to a different schedule for payments of principal and interest, including pre-payments.
In a typical CMO transaction, the issuer of the CMO bonds uses proceeds from the CMO offering to buy mortgages or mortgage pass-through certificates (the “Collateral”). The issuer then pledges the Collateral to a third party trustee as security for the CMOs. The issuer uses principal and interest payments from the Collateral to pay principal on the CMOs, paying the tranche with the earliest maturity first. Thus, the issuer pays no principal on a tranche until all other tranches with earlier maturities are paid in full. The early retirement of a particular class or series has the same effect as the prepayment of mortgage loans underlying a mortgage-backed pass-through security.
CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or other asset-backed securities.
The Funds also may invest in CMO residuals, which are issued by agencies or instrumentalities of the U.S. government or by private lenders of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, and investment banks. A CMO residual represents excess cash flow generated by the Collateral after the issuer of the CMO makes all required principal and interest payments and after the issuer’s management fees and administrative expenses have been paid. Thus, CMO residuals have value only to the extent income from the Collateral exceeds the amount necessary to satisfy the issuer’s debt obligations on all other outstanding CMOs. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characterization of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses, and the pre-payment experience on the mortgage assets.
CMOs also include certificates representing undivided interests in payments of interest-only or principal-only (“IO/PO Strips”) on the underlying mortgages.
IO/PO Strips and CMO residuals tend to be more volatile than other types of securities. If the underlying securities are prepaid, holders of IO/PO Strips and CMO residuals may lose a

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substantial portion or the entire value of their investment. In addition, if a CMO pays interest at an adjustable rate, the cash flows on the related CMO residual will be extremely sensitive to rate adjustments.
Collateralized Debt Obligations (“CDOs”). A Fund may invest in CDOs, which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are asset-backed securities. A CBO is an obligation of a trust or other special purpose vehicle backed by a pool of fixed income securities. A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include domestic and foreign senior secured and unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade, or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity, and subordinate tranches, which bear some or all of the risk of default by the bonds or loans in the trust, and therefore protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CBO or CLO securities.
The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which a Fund invests. The Funds may invest in any tranche of a CBO or CLO. Typically, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, a Fund may characterize its investments in CDOs as illiquid, unless an active dealer market for a particular CDO allows the CDO to be purchased and sold in Rule 144A transactions. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this Statement of Additional Information and the Prospectus, including interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates),default risk, prepayment risk, credit risk, liquidity risk, market risk, structural risk, and legal risk Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) the possibility that the quality of the collateral may decline in value or default, due to factors such as the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets, (iii) market and liquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale, and (iv) if the particular structured product is invested in a security in which a Fund is also invested, this would tend to increase the Fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis. In addition, due to the complex nature of a CDO, an investment in a CDO may

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not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.
Adjustable Rate Securities
Adjustable rate securities are securities that have interest rates that reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Adjustable rate securities include U.S. government securities and securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, changes in market interest rates or changes in the issuer’s creditworthiness may still affect their value. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the rate adjustments, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.
Below Investment Grade Securities
Some Funds may invest some or all of their assets in securities or instruments rated below investment grade (that is, rated below Baa3/P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB-/A-2 by Standard & Poor’s (“S&P”) for a particular security/commercial paper, or securities unrated by Moody’s or S&P that are determined by the Manager to be of comparable quality to securities so rated) at the time of purchase, including securities in the lowest rating categories and comparable unrated securities (“Below Investment Grade Securities”) (commonly referred to as “junk bonds”). In addition, some Funds may hold securities that are downgraded to below-investment-grade status after the time of purchase by the Funds. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be (i) in poor financial condition, (ii) experiencing poor operating results, (iii) having substantial capital needs or negative net worth or (iv) facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Compared to higher quality fixed income securities, Below Investment Grade Securities offer the potential for higher investment returns but subject holders to greater credit and market risk. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. A Fund’s investments in Below Investment Grade Securities are more dependent on the Manager’s own credit analysis than its investments in higher quality bonds. Certain of these securities may not be publicly traded, and therefore it may be difficult to obtain information as to the true condition of the issuers. The market for Below Investment Grade Securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the market may be less liquid for Below Investment Grade Securities than for other types of securities. Reduced liquidity can affect the values of Below Investment

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Grade Securities, make their valuation and sale more difficult, and result in greater volatility. Because Below Investment Grade Securities are difficult to value and are more likely to be fair valued (see “Determination of Net Asset Value” in the Prospectus and herein), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund. Some Below Investment Grade Securities in which a Fund invests may be in poor standing or in default.
Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See “Appendix A—Commercial Paper and Corporate Debt Ratings” for more information concerning commercial paper and corporate debt ratings.
Distressed or Defaulted Instruments
Some Funds may invest in securities, claims and obligations of U.S. and non-U.S. issuers which are experiencing significant financial or business difficulties (including companies involved in bankruptcy or other reorganization and liquidation proceedings). A Fund may purchase distressed securities and instruments of all kinds, subject to tax considerations, including equity and debt instruments and, in particular, loans, loan participations, claims held by trade or other creditors, bonds, notes, non-performing and sub-performing mortgage loans, beneficial interests in liquidating trusts or other similar types of trusts, fee interests and financial interests in real estate, partnership interests and similar financial instruments, executory contracts and participations therein, many of which are not publicly traded and which may involve a substantial degree of risk.
Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings.
In particular, defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. The amount of any recovery may be adversely affected by the relative priority of the Fund’s investment in the issuer’s capital structure. The ability to enforce obligations may be adversely affected by actions or omissions of predecessors in interest that give rise to counterclaims or defenses, including causes of action for equitable subordination or debt recharacterization. In addition, such investments, collateral securing such investments, and payments made in respect of such investments may be challenged as fraudulent conveyances or to be subject to avoidance as preferences under certain circumstances.
Investments in distressed securities inherently have more credit risk than do investments in similar securities and instruments of non-distressed companies, and the degree of risk associated with any particular distressed securities may be difficult or impossible for the Manager to determine within reasonable standards of predictability. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed securities is unusually high.

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If the Manager’s evaluation of the eventual recovery value of a defaulted instrument should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment.
Investments in financially distressed companies domiciled outside the United States involve additional risks. Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.
In addition, investments in distressed or defaulted instruments can present special tax issues for a Fund. See “Taxes” below for more information.
Merger Arbitrage Transactions
Some Funds may engage in merger arbitrage transactions, where a Fund will purchase securities at prices below the Manager’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities in a proposed merger, exchange offer, tender offer or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer or other similar transaction. If the proposed merger, exchange offer, tender offer or other similar transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of mergers — the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. For instance, mark-to-market losses can occur intra-month even if a particular deal is not breaking-up and such losses may or may not be recouped upon successful consummation of such deal. Further, the consummation of mergers, tender offers and exchange offers can be prevented or delayed by a variety of factors, including: (i) regulatory and antitrust restrictions; (ii) political motivations; (iii) industry weakness; (iv) stock specific events; (v) failed financings and (vi) general market declines. Also, in certain transactions, a Fund may not hedge against market fluctuations. This can result in losses even if the proposed transaction is consummated. In addition, a security to be issued in a merger or exchange offer may be sold short by a Fund in the expectation that the short position will be covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position at a higher price than its short sale price, resulting in a loss.
Merger arbitrage strategies also depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions.

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Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity values affects the stocks involved in a merger arbitrage position differently, the position may be exposed to loss. At any given time, arbitrageurs can become improperly hedged by accident or in an effort to maximize risk-adjusted returns. This can lead to inadvertent market-related losses.
Brady Bonds
Brady Bonds are securities created through the restructuring of commercial bank loans to public and private entities under a debt restructuring plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines, and other emerging countries.
Brady Bonds may be collateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in OTC secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.
The valuation of a Brady Bond typically depends on an evaluation of: (i) any collateralized repayments of principal at final maturity; (ii) any collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayments of principal at maturity (the uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and the history of prior defaults by the issuers of Brady Bonds, investments in Brady Bonds may be viewed as speculative.
Euro Bonds
Euro bonds are securities denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Euro bonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms in numerous countries. While Euro bonds often pay principal and interest in Eurodollars (i.e., U.S. dollars held in banks outside of the United States), some Euro bonds may pay principal and interest in other currencies. Euro bonds are subject to the same risks as other fixed income securities. See “Debt and Other Fixed Income Securities Generally” above.
Zero Coupon Securities
A Fund investing in “zero coupon” fixed income securities accrues interest income at a fixed rate based on initial purchase price and length to maturity, but the securities do not pay interest in cash on a current basis. The Fund is required to distribute the accrued income to its shareholders, even though the Fund is not receiving the income in cash on a current basis. Thus, a Fund may have to sell other investments to obtain cash to make income distributions (including at a time when it may not be advantageous to do so). The market value of zero coupon securities

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is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO/PO Strips and STRIPS.
Indexed Investments
Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.
While investments that track the performance of an index may increase the number, and thus the diversity, of the underlying assets to which the Fund is exposed, such investments are subject to many of the same risks of investing in the underlying assets that comprise the index discussed elsewhere in this section, as well as certain additional risks that are not typically associated with investments in such underlying assets. An investment that is designed to track the performance of an index may not replicate and maintain exactly the same composition and relative weightings of the assets in the index. Additionally, the liquidity of the market for such investments may be subject to the same conditions affecting liquidity in the underlying assets and markets and could be relatively less liquid in certain circumstances. The performance of indexed securities depends on the performance of the security, security index, inflation index, currency, or other instrument to which they are indexed. Interest rate changes in the U.S. and abroad also may influence performance. Indexed securities also are subject to the credit risks of the issuer, and their values are adversely affected by declines in the issuer’s creditworthiness.
A Fund’s investments in certain indexed securities, including inflation indexed bonds, may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders (including at a time when it may not be advantageous to do so). See “Distributions” and “Taxes” in this Statement of Additional Information.
Currency-Indexed Securities. Currency-indexed securities have maturity values or interest rates determined by reference to the values of one or more foreign currencies. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.
Inverse Floating Obligations. Indexed securities in which a Fund may invest include so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates typically decline as the index or reference rates, typically short-term interest rates, increase and increase as index or reference rates decline. An inverse floating obligation may have the effect of investment leverage to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest. Generally, leverage will result in greater price volatility.

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Inflation Indexed Bonds. Some Funds invest in inflation indexed bonds. Such Funds may also invest in futures contracts on inflation indexed bonds. See “Options and Futures—Inflation Linked Futures” above for a discussion of inflation linked futures. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.
Inflation indexed securities issued by the U.S. Treasury (or “TIPS”) have maturities of approximately five, ten or twenty years (thirty year TIPS are no longer offered), although it is possible that securities that have other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. The U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation) in the case of a TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value.
Although inflation indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, inflation indexed bonds do not protect holders from increases in interest rates due to reasons other than inflation (such as changes in currency exchange rates).

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The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect changes in a comparable inflation index calculated by the foreign government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.
Coupon payments received by a Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond constitutes taxable ordinary income to investors in the Fund, even though principal is not paid until maturity.
Structured Notes
Similar to indexed securities, structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate, or index (the “reference”) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the reference. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be indexed positively or negatively, so that appreciation of the reference may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference, making the value of the note particularly volatile.
Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.
Firm Commitments and When-Issued Securities
Some Funds may enter into firm commitments and similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. For example, a Fund that invests in fixed-income securities may enter into a firm commitment agreement if the Manager anticipates a decline in interest rates and believes it is able to obtain a more advantageous future yield by committing currently to purchase securities to be issued later. When a Fund purchases securities on a when-issued or delayed-delivery basis, it is required to maintain cash, U.S. government securities, or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund’s when-issued or delayed-delivery commitments. A Fund generally does not earn income on the securities it has committed to purchase until after delivery. A Fund may take delivery of the securities or, if deemed advisable

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as a matter of investment strategy, may sell the securities before the settlement date. When payment is due on when-issued or delayed-delivery securities, the Fund makes payment from then-available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than what the Fund paid for them).
Loans (Including Bank Loans), Loan Participations, and Assignments
Some Funds may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans, including bank loans, promissory notes, and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Investments in direct debt instruments are subject to a Fund’s policies regarding the quality of debt investments generally. Such instruments may include term loans and revolving loans, may pay interest at a fixed or floating rate and may be senior or subordinated. The Funds may acquire interests in loans either directly (by way of sale or assignment) or indirectly (by way of participation).
Purchases of loans and other forms of direct indebtedness, including promissory notes, depend primarily upon the creditworthiness of the borrower for payment of principal and interest, and adverse changes in the creditworthiness of the borrower may affect its ability to pay principal and interest. Direct debt instruments may not be rated by any rating agency. In the event of non-payment of interest or principal, loans that are secured offer a Fund more protection than comparable unsecured loans. However, no assurance can be given that the collateral for a secured loan can be liquidated or that the proceeds will satisfy the borrower’s obligation. Investment in the indebtedness of borrowers with low creditworthiness involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Investments in sovereign debt similarly involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due. The bank loans acquired by a Fund may be below investment-grade.
When investing in a loan participation, a Fund typically purchases participation interests in a portion of a lender’s or participant’s interest in a loan but has no direct contractual relationship with the borrower. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. The Fund must rely on the seller of the participation interest not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of principal, interest, or other payments due under the loan. This may subject the Fund to greater delays, expenses, and risks than if the Fund could enforce its rights directly against the borrower. In addition, the Fund generally will have no rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. A participation agreement also may limit the rights of the Fund to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant. In addition, under the terms of a participation agreement, the Fund may be treated as a creditor of the seller of the participation interest (rather than of the borrower), thus exposing the Fund to the credit risk of the seller in addition to the credit risk of the borrower. Additional risks include inadequate perfection of a loan’s security interest, the possible invalidation or

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compromise of an investment transaction as a fraudulent conveyance or preference under relevant creditors’ rights laws, the validity and seniority of bank claims and guarantees, environmental liabilities that may arise with respect to collateral securing the obligations, and adverse consequences resulting from participating in such instruments through other institutions with lower credit quality.
Bank loans and participation interests may not be readily marketable and may be subject to restrictions on resale. There can be no assurance that future levels of supply and demand in loan or loan participation trading will provide an adequate degree of liquidity and no assurance that the market will not experience periods of significant illiquidity in the future.
Investments in loans through direct assignment of a lender’s interests may involve additional risks to a Fund. For example, if a secured loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, the Fund potentially might be held liable as a co-lender.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower.
The Manager may, with respect to its management of investments in certain loans for a Fund, seek to remain flexible to purchase and sell other securities in the borrower’s capital structure, by remaining “public.” In such cases, the Manager will seek to avoid receiving material, non-public information about the borrowers to which the Fund may lend (through assignments, participations or otherwise). The Manager’s decision not to use material, non-public information about borrowers may place the Manager at an information disadvantage relative to other lenders. Also, in instances where lenders are asked to grant amendments, waivers or consents in favor of the borrower, the Manager’s ability to assess the significance of the amendment, waiver or consent or its desirability from a Fund’s point of view may be materially and adversely affected.
When the Manager’s personnel do come into possession of material, non-public information about the issuers of loans that may be held by a Fund or other accounts managed by the Manager (either intentionally or inadvertently), the Manager’s ability to trade in other securities of the issuers of these loans for the account of the Manager will be limited pursuant to applicable securities laws. Such limitations on the Manager’s ability to trade could have an adverse affect on a Fund. In many instances, these trading restrictions could continue in effect for a substantial period of time.
Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund is required to maintain liquid assets to cover the Fund’s potential obligations under standby financing commitments.

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Trade Claims. The Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding. The markets in trade claims are not regulated by U.S. federal securities laws or the SEC.
Trade claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Although the Manager endeavors to protect against such risks in connection with the evaluation and purchase of claims, trade claims are subject to risks not generally associated with standardized securities and instruments due to the idiosyncratic nature of the claims purchased. These risks include the risk that the debtor may contest the allowance of the claim due to disputes the debtor has with the original claimant or the inequitable conduct of the original claimant, or due to administrative errors in connection with the transfer of the claim. Recovery on allowed trade claims may also be impaired if the anticipated dividend payable on unsecured claims in the bankruptcy is not realized or if the timing of the bankruptcy distribution is delayed. As a result of the foregoing factors, trade claims are also subject to the risk that if a Fund does receive payment, it may be in an amount less than what the Fund paid for or otherwise expects to receive in respect of the claim.
In addition, because they are not negotiable instruments, trade claims are typically less liquid than negotiable instruments. Given these factors, trade claims often trade at a discount to other pari passu instruments.
Reverse Repurchase Agreements and Dollar Roll Agreements
The Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.
Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.
If a Fund enters into reverse repurchase agreements and dollar roll agreements, it will maintain cash, U.S. government securities, or other liquid assets equal in value to its obligations under

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those agreements. If the buyer in a reverse repurchase agreement or dollar roll agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation a Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a bond with a market value of $100). A Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks—Derivatives Risk” and “Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund’s fundamental investment restriction on borrowings.
Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund)
The Asset Allocation Series Funds (except for U.S. Equity Allocation Series Fund) may gain exposure to commodity markets by investing in GMO Alternative Asset Opportunity Fund, a series of GMO Trust, which is managed by GMO and offered through a separate private placement memorandum. GMO Alternative Asset Opportunity Fund pursues its objective by investing in a range of markets, including the commodity markets, which include a range of assets with tangible properties, such as oil, natural gas, agricultural products (e.g., wheat, corn, and livestock), precious metals (e.g., gold and silver), industrial metals (e.g., copper), and softs (e.g., cocoa, coffee, and sugar). GMO Alternative Asset Opportunity Fund obtains such exposure by investing in shares of a wholly owned subsidiary company, which, in turn, primarily invests in commodity-related derivatives (as defined below). GMO serves as the investment manager to the subsidiary but does not receive any additional management or other fees for such services.
Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

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Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation may also impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.
GMO Alternative Asset Opportunity Fund achieves indirect exposure to commodities through its wholly owned subsidiary, which, in turn, invests in derivatives whose values are based on the value of a commodity, commodity index, or other readily-measurable economic variables dependent upon changes in the value of commodities or the commodities markets (“commodity-related derivatives”). The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable.
Master Funds that invest in GMO Alternative Asset Opportunity Fund should generally be entitled to treat all of the income that they realize from GMO Alternative Asset Opportunity Fund, including income from GMO Alternative Asset Opportunity Fund’s investment in its subsidiary, as qualifying income for purposes of qualifying as a regulated investment company under the Code. There is a risk, however, that the IRS could determine that some or all of the income derived from GMO Alternative Asset Opportunity Fund’s investment in its subsidiary should not be treated as qualifying income in the hands of the Master Funds, which might adversely affect the Master Funds’ ability to qualify as regulated investment companies. See “Taxes” below.
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities
Each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.
A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.
The Manager also may deem certain securities to be illiquid as a result of the Manager’s receipt from time to time of material, non-public information about an issuer, which may limit the

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Manager’s ability to trade such securities for the account of any of its clients, including the Funds. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Private Placements and Restricted Investments. Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, securities issued by entities deemed to be affiliates of a Fund, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale. Because relatively few purchasers of these securities may exist, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition, a Fund may not be able to initiate a transaction or liquidate a position in such investments at a desirable price. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.
While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the Securities Act of 1933, as amended (the “1933 Act”), unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration. A Fund selling its securities in a registered offering may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act. In such event, the Fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the Fund may have a due diligence defense.
At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing a Fund’s net asset value. The judgment of the Manager normally plays a greater role in valuing these securities than in valuing publicly traded securities.
IPOs and Other Limited Opportunities. Certain Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”) or other similar limited opportunities. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on a Fund’s shares. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect the performance of an economy or equity markets may have a greater

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impact on the shares of IPO companies. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history.
Investments in Other Investment Companies or Other Pooled Investments
Subject to applicable regulatory requirements, a Fund may invest in shares of both open- and closed-end investment companies (including the GMO Funds, money market funds, and exchange-traded funds (“ETFs”)). Investing in another investment company exposes a Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. Many of the Funds also may invest in private investment funds, vehicles, or structures.
ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. ETFs in which a Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. The Funds may also invest in actively managed ETFs. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), Vanguard ETFs, and iShares, which may be purchased from the UIT or investment company issuing the securities or in the secondary market (SPDRs, Vanguard ETFs, and iShares are predominantly listed on the NYSE Arca). The market price for ETF shares may be higher or lower than the ETF’s net asset value. The sale and redemption prices of ETF shares purchased from the issuer are based on the issuer’s net asset value.
Because ETFs are investment companies, investments in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict a Fund’s investment in the shares of an ETF or other investment company to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF or other investment company) and limit aggregate investments in all ETFs and other investment companies to 10% of the Fund’s assets. Certain Funds, including Emerging Countries Series Fund, may invest in one or more ETFs beyond the statutory limitations pursuant to an agreement with the ETF, provided that the Fund complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.
Some non-asset allocation Funds, through their corresponding Master Funds, may invest without limitation in the GMO Funds. These investments are not made in reliance on the fund of funds exemption provided in Section 12(d)(1)(G) of the 1940 Act, but instead are made in reliance on a Securities and Exchange Commission (“SEC”) exemptive order obtained by the Manager and GMO Trust permitting Funds of GMO Trust to operate as funds of funds. As described in the Prospectus, shareholders of the investing Funds do not bear directly any of the operating fees and expenses of these underlying Funds, but bear indirectly a proportionate share of their operating fees and expenses (absent reimbursement of those expenses).
Short Sales
A Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold

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short. If a Fund makes a short sale against the box, the Fund will not immediately deliver the securities or currencies sold and will not immediately receive the proceeds from the sale. However, with respect to securities, the Fund is required to hold securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. Once the Fund closes out its short position by delivering the securities or currencies sold short, it will receive the proceeds of the sale. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.
In particular, GMO Alpha Only Fund and GMO Flexible Equities Fund (each of which is managed by GMO and not offered in the Prospectus), in which certain of the Funds may invest, are permitted to make short sales of securities or currencies it does not own (i.e., short sales that are not against the box), in anticipation of a decline in the market value of that security or currency. To complete such a transaction, the Fund must borrow the security or currency (e.g., shares of an ETF) to make delivery to the buyer. The Fund then is obligated to replace the security or currency borrowed by purchasing it at the market price at or prior to termination of the loan. The price at such time may be more or less than the price at which the security or currency was sold by the Fund, and purchasing such security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. Until the security or currency is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security or currency, the Fund also may be required to pay a premium, which would increase the cost of the security or currency sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales that are not against the box.
A Fund will incur a loss as a result of a short sale if the price of the security or index or currency increases between the date of the short sale and the date on which the Fund replaces the borrowed security or currency. A Fund will realize a gain if the price of the security or currency declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay in connection with a short sale. Short sales that are not against the box involve a form of investment leverage, and the amount of a Fund’s loss on such a short sale is theoretically unlimited. Under adverse market conditions, a Fund may have difficulty purchasing securities or currencies to meet its short sale delivery obligations, and may have to sell portfolio securities or currencies to raise the capital necessary to meet its short sale obligations at a time when it would be unfavorable to do so. If a request for return of borrowed securities and/or currencies occurs at a time when other short sellers of the securities and/or currencies are receiving similar requests, a “short squeeze” can occur, and the Fund may be compelled to replace borrowed securities and/or currencies previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received in originally selling the securities and/or currencies short. In addition, a Fund may have difficulty purchasing securities and/or currencies to meet its delivery obligations in the case of less liquid securities and/or currencies sold short by the Fund such as certain emerging market country securities or securities of companies with smaller market capitalizations. A Fund may also take short positions in securities through various derivative products. These derivative products will typically expose

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the Fund to economic risks similar to those associated with shorting securities directly.
Lack of Correlation Risk; Hedging
There can be no assurance that the short positions that a Fund holds will act as an effective hedge against its long positions. Any decrease in negative correlation or increase in positive correlation between the positions the Manager anticipated would be offsetting (such as short and long positions in securities or currencies held by a Fund) could result in significant losses for the Fund.
To the extent the Manager employs a hedging strategy for a Fund, the success of any such hedging strategy will depend, in part, upon the Manager’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments being hedged.
Legal and Regulatory Risk
Legal, tax and regulatory changes could occur during the term of a Fund that may adversely affect the Fund. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.
The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Manager and its

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affiliates may be aggregated for this purpose. Although it is possible that the trading decisions of the Manager may have to be modified and that positions held by the Funds may have to be liquidated in order to avoid exceeding such limits, the Manager believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund.
The SEC in the past has adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where a Fund may trade have adopted reporting requirements. If a Fund’s short positions or its strategy become generally known, it could have a significant effect on the Manager’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by a Fund forcing the Fund to cover its positions at a loss. Such reporting requirements may also limit the Manager’s ability to access management and other personnel at certain companies where the Manager seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as a Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make a Fund unable to execute its investment strategy. In addition, the SEC recently proposed additional restrictions on short sales. If the SEC were to adopt additional restrictions regarding short sales, they could restrict a Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute its investment strategy as a result.
The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for a Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.
Pending federal legislation would require the adoption of regulations that would require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements would apply to loan participations, syndicated loans, and loan assignments. Funds that invest in loans could be adversely affected by the regulation. The effect of any future regulatory change on the Funds could be substantial and adverse.
Lack of Operating History
As of the date of this SAI, the Funds have no operating history. Therefore, there is no operating history to evaluate the Funds’ future performance. For periods prior to the commencement of the Funds’ operations, the Prospectus shows the performance of the Master Funds, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Funds. Past performance is not an indication of future performance. In addition, the past performance of other investment funds managed by the Manager cannot be relied upon as an indicator of a Fund’s (or Master Fund’s) success, in part because of the unique nature of such Fund’s (or Master Fund’s) investment strategy. An investor in each Fund must rely upon the ability of the Manager in identifying and implementing investments. There can be

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no assurance that such personnel will be successful in identifying and implementing investment opportunities for such Fund.
USES OF DERIVATIVES
Introduction and Overview
Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities, and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.
This overview outlines various ways in which the U.S. Equity Series Funds, International Equity Series Funds, and Fixed Income Series Funds (through their corresponding Master Funds) may use different types of exchange-traded and OTC derivatives in implementing their investment programs. It is intended to supplement the information included in the Prospectus, including the risks associated with derivatives described under “Description of Principal Risks” in the Prospectus, and the information provided in the “Fund Investments” and “Descriptions and Risks of Fund Investments” sections of this Statement of Additional Information. This overview, however, is not intended to be exhaustive and a Fund may use types of derivatives and/or employ derivatives strategies not otherwise described in this Statement of Additional Information or the Prospectus.
In addition, a Fund may decide not to employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivatives transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivatives transaction at any time or from time to time, or that any such transactions will be successful.
Each Fund may take advantage of instruments and any security or synthetic or derivative instruments which are not presently contemplated for use by the Fund or which are not currently available, but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Each Fund may become a party to various other customized derivative instruments entitling the counterparty to certain payments on the gain or loss on the value of an underlying or referenced instrument.
Note: Unless otherwise noted below in this section, the uses of derivatives discussed herein with respect to a particular Fund only refer to the Fund’s (through its corresponding Master Fund’s) direct use of such derivatives. As indicated in the Prospectus and in the “Fund Investments” section of this Statement of Additional Information, certain Master Funds may invest in the GMO Funds, which, in turn, may use types of derivatives and/or employ derivatives strategies that differ from those described in this Statement of Additional Information or the Prospectus.
Function of Derivatives in the Funds. The types of derivatives used and derivatives strategies employed by a Fund and the extent a Fund uses derivatives varies from Fund to Fund depending

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on the Fund’s specific investment objective and strategies. In addition, specific market conditions may influence the Manager’s choice of derivatives and derivatives strategies for a particular Fund, in some cases to a significant extent.
Legal and Regulatory Risk Relating to Derivatives. As described above under “Descriptions and Risks of Fund Investments—Legal and Regulatory Risk,” the U.S. government recently enacted legislation which includes provisions for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. The regulatory changes could, among other things, restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to the Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.
     Use of Derivatives by the U.S. Equity Series Funds (other than Quality Series Fund)
Types of Derivatives That May Be Used by the U.S. Equity Series Funds (other than Quality Series Fund)
•	Options, futures contracts, and related options on securities indices

•	Long swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of equity securities

•	Short swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of equity securities

•	Contracts for differences, i.e., swaps on an index, a single equity security, or a basket of equity securities that contain both long and short equity components

•	Warrants and rights

•	Reverse repurchase agreements
Foreign Currency Derivative Transactions That May Be Employed by the U.S. Equity Series Funds
(other than Quality Series Fund)
•	Buying and selling spot currencies
Uses of Derivatives by the U.S. Equity Series Funds (other than Quality Series Fund)
The Funds primarily use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.
The Funds also may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). In addition, the Funds may use derivatives in an attempt

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to adjust elements of their investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).
The Funds may use derivatives to effect transactions intended as substitutes for securities lending.
The U.S. Equity Series Funds (other than Quality Series Fund) do not employ leverage as a principal investment strategy, but each Fund may have net long exposures in excess of their net assets.
Use of Derivatives by Quality Series Fund, the International Equity Series Funds, and GMO Alpha
Only Fund
Note: GMO Currency Hedged International Equity Fund and GMO Alpha Only Fund may use the derivatives and engage in the derivatives strategies described below directly and/or indirectly through their investment in the GMO Funds.
Types of Derivatives That May Be Used by Quality Series Fund, the International Equity Series Funds, and GMO Alpha Only Fund
•	Options, futures contracts, and related options on securities or baskets or indices of securities

•	Long swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of equity securities

•	Short swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of equity securities

•	Contracts for differences, i.e., swaps on an index, a single equity security, or a basket of equity securities that contain both long and short equity components

•	Structured notes (except Quality Series Fund)

•	Warrants and rights

•	Non-Standard Warrants (including LEPOs and P-Notes) (except Quality Series Fund)

•	Reverse repurchase agreements
Foreign Currency Derivative Transactions That May Be Employed by Quality Series Fund, the International Equity Series Funds, and GMO Alpha Only Fund
•	Buying and selling spot currencies

•	Forward foreign currency contracts

•	Currency futures contracts and related options (both cash and physically settled)

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•	Options on currencies

•	Currency swap contracts
Uses of Derivatives by Quality Series Fund, the International Equity Series Funds, and GMO Alpha Only Fund
The Funds primarily use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.
The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.
The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.
The Funds may use derivatives to effect transactions intended as substitutes for securities lending.
Quality Series Fund and the International Equity Series Funds do not employ leverage as a principal investment strategy, but each Fund may have net long exposures in excess of their net assets. GMO Alpha Only Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, GMO Alpha Only Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets. A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

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Use of Derivatives by the Fixed Income Series Funds
Note: The Fixed Income Series Funds may use the derivatives and engage in the derivatives strategies described below (through their corresponding Master Funds) directly and/or indirectly through their investment in the GMO Funds (which are not offered through the Prospectus).
Types of Derivatives That May Be Used by the Fixed Income Series Funds
•	Futures contracts and related options on bonds as well as baskets or indices of securities

•	Options on bonds and other securities

•	Swap contracts, including interest rate swaps, swaps on an index, a single fixed income security, or a basket of fixed income securities, credit default swaps, inflation swaps, and contracts for differences

•	Swaptions

•	Structured notes

•	Reverse repurchase agreements
Foreign Currency Derivative Transactions That May Be Employed by the Fixed Income Series Funds
•	Buying and selling spot currencies

•	Forward foreign currency contracts

•	Currency futures contracts and related options (both cash and physically settled)

•	Options on currencies

•	Currency swap contracts
Uses of Derivatives by the Fixed Income Series Funds
The Funds may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.
The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.
The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is

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designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.
The Funds also may use derivatives to effect transactions intended as substitutes for securities lending.
Each of the Fixed Income Series Funds is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, each Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.
INVESTMENT RESTRICTIONS
Fundamental Restrictions:
The following are Fundamental Investment Restrictions of the Funds, which may not be changed without shareholder approval. Each Fund has adopted the same Fundamental Investment Restrictions as such Fund’s corresponding Master Fund.
(1) Each Fund may not borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund’s custodian earmarks and maintains cash and/or high-grade debt securities equal in value to its obligations in respect of these transactions.
Under current pronouncements of the Securities and Exchange Commission (“SEC”) staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund maintains liquid assets equal in value to its obligations in respect of these transactions.
(2) With respect to each Fund (except for Quality Series Fund, Developed World Stock Series Fund and Benchmark-Free Allocation Series Fund), the Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and

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sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)
(3) With respect to each Fund (except for Quality Series Fund, International Core Equity Series Fund, International Growth Equity Series Fund, Developed World Stock Series Fund and Benchmark-Free Allocation Series Fund), the Fund may not make short sales of securities or maintain a short position for the Fund’s account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.
This restriction does not prohibit the payment of an amount to exercise the right to acquire the identical securities, provided that the Fund maintains segregated liquid assets in an amount sufficient to exercise such right.
(4) Each Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.
(5) Each Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.
(6) Each Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of a Fund’s total assets in the case of each Fund (except International Large/Mid Cap Value Series Fund), with respect to not more than 25% of total assets in the case of International Large/Mid Cap Value Series Fund.
(7) Each Fund may not concentrate more than 25% of the value of its total assets in any one industry.
For purposes of this Fundamental Restriction (7), an industry shall not be considered to include the U.S. government or its agencies or instrumentalities.
(8)(a) With respect to each Fund (except Developed World Stock Series Fund, Benchmark-Free Allocation Series Fund, Global Asset Allocation Series Fund, Global Equity Allocation Series Fund, International Equity Allocation Series Fund and U.S. Equity Allocation Series Fund), the Fund may not purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell financial futures contracts and options thereon.
(b) Developed World Stock Series Fund may not purchase commodities, except that Developed World Stock Series Fund may purchase and sell commodity contracts or any type of commodity-related derivative instrument (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts).

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(c) With respect to each of Benchmark-Free Allocation Series Fund, Global Asset Allocation Series Fund, Global Equity Allocation Series Fund, International Equity Allocation Series Fund and U.S. Equity Allocation Series Fund, the Fund may not purchase commodities or commodities contracts, except that the Fund may purchase and sell financial futures contracts and options thereon and may invest in other registered open-end investment companies that purchase or sell commodities, commodity contracts or any type of commodity-related derivative instrument (including without limitation all types of commodity-related swaps, futures contracts, forward contracts, and option contracts).
(9) Each Fund may not issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC.
The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term “evidence of indebtedness,” the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such obligations or maintains liquid assets equal in value to its obligations with respect to these transactions. Similarly, so long as such assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.
(10) With respect to each of U.S. Core Equity Series Fund, International Core Equity Series Fund, International Large/Mid Cap Value Series Fund, International Growth Equity Series Fund, International Equity Allocation Series Fund, Global Asset Allocation Series Fund, Global Equity Allocation Series Fund and Benchmark-Free Allocation Series Fund, the Fund may not cause less than 75% of the value of the Fund’s total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of any single issuer.
Non-Fundamental Restrictions:
The following are Non-Fundamental Investment Restrictions of the Funds, which may be changed by the Trustees without shareholder approval:
(1) Each Fund may not buy or sell oil, gas, or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers that deal in oil, gas, or other mineral leases, rights or royalty contracts, including securities of royalty trusts, and may purchase securities which are secured by, or otherwise hold or represent interests in, oil, gas, or other mineral leases, rights or royalty contracts.

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(2) Each Fund may not make investments for the purpose of gaining control of a company’s management.
(3) Each Fund may not invest more than 15% of its net assets in illiquid securities.
(4) With respect to each Fund (except for Quality Series Fund, Developed World Stock Series Fund and Benchmark-Free Allocation Series Fund), the Fund may not pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Fund’s total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)
(5) With respect to each Fund which has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (each, a “Name Policy”), the Fund may not change its Name Policy as set forth under the Fund’s “Principal investment strategies” in the Fund’s Prospectus without providing the Fund’s shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.
For purposes of each Name Policy, each Fund considers the term “invest” to include both direct investing and indirect investing and the term “investments” to include both direct investments and indirect investments (for instance, a Fund may invest indirectly or make indirect investments by investing in another GMO Fund or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset), and a Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investing or indirect investing and/or direct investments or indirect investments. For Name Policies related to “Equity Series” Funds, the terms “equity investments” and “equities” refer to direct and indirect investments (described above) in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. These investments also include exchange-traded equity REITs and equity income trusts.
When used in connection with a Fund’s Name Policy, the Manager uses the term “assets” and “tied economically” as defined in the Prospectus.
(6) Each Fund shall invest in such Fund’s corresponding Master Fund (or any successor thereto) and such policy may only be changed by (i) the Trust’s Board of Trustees in accordance with the provisions of Article IV, Section 4 of the Trust’s Agreement and Declaration of Trust, as amended and restated from time to time (the “Declaration of Trust”); (ii) the affirmative vote of 75% of the outstanding shares of the Fund; or (iii) an order of the SEC.
Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an

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investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.
The phrase “shareholder approval,” as used in the Prospectus and in this Statement of Additional Information, and the phrases “vote of a majority of the outstanding voting securities” and “the approval of shareholders,” as used herein with respect to a Fund, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies and restrictions that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies and restrictions of each Fund may be changed by the Trust’s Trustees without the approval of shareholders of that Fund. Policies and restrictions of a Fund that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information cannot be changed without the approval of shareholders of that Fund.
In addition to the Name Policies referenced in Non-Fundamental Restriction (5) above, the Emerging Country Debt Series Fund will invest at least 80% of its assets in each of (i) investments tied economically to emerging countries and (ii) debt investments.
With respect to each International Equity Series Fund that has the term “international,” “global,” or “world” included in the Fund’s name, the Fund typically will invest in investments that are tied economically to a number of countries throughout the world.
With respect to each Fixed Income Series Fund that has the term “international” or “global” included in the Fund’s name, the Fund typically will have exposure to a number of countries throughout the world, including exposure to the interest rate and currency markets of those countries through the use of futures contracts, swap contracts, currency forwards, and other types of derivatives.
With respect to each Asset Allocation Series Fund that has the term “international,” “global,” or “world” included in the Fund’s name, the Fund typically will invest, through its investments in the underlying Funds, in investments that are tied economically to a number of countries throughout the world.

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DETERMINATION OF NET ASSET VALUE
The net asset value or “NAV” of a Fund or each class of shares of a Fund, as applicable, is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. NAV for the Fixed Income Series Funds is not determined (and accordingly transactions in shares of the Fixed Income Series Funds are not processed) on days when the U.S. bond markets are closed.
A Fund also may elect not to determine NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by that Fund. Because each Fund invests substantially all of its assets in its corresponding Master Fund, each Fund’s net asset value is calculated based upon the net asset value of its Master Fund. Please refer to “Determination of Net Asset Value” in the Prospectus for additional information.
The Manager evaluates pricing sources on an ongoing basis and may change a pricing source at any time. The Manager normally does not evaluate the prices supplied by pricing sources on a day-to-day basis. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund. In addition, to the extent a Fund holds portfolio securities listed on foreign exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net asset value of those Funds’ shares may change significantly on days when shares cannot be redeemed.
DISTRIBUTIONS
The Prospectus describes the distribution policies of each Fund under the heading “Distributions and Taxes.” Each Fund generally maintains a policy to pay its shareholders, as dividends, substantially all net investment income, if any, and all net realized capital gains, if any, after offsetting any available capital loss carryovers. Each Fund that is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain net income, as described in “Taxes” below, generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of that excise tax. Each Fund, from time to time and at the Fund’s discretion, also may make unscheduled distributions of net investment income, short-term capital gains, and/or long-term capital gains prior to large redemptions by shareholders from the Fund or as otherwise deemed appropriate by the Fund. From time to time, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders (see discussion in “Taxes” below).

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TAXES
Tax Status and Taxation of Each Fund
Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (previously defined above as the “Code”). In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:
(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);
(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below); and
(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.
In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined generally as a partnership (i) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from passive income sources defined in Section 7704(d) of the Code, and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of the diversification test in paragraph (b) above: (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) identification of the issuer (or,

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in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.
If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
As described above, each Fund intends generally to distribute at least annually to its shareholders substantially all of its net investment income (including any net tax-exempt interest income) and all of its net realized capital gains (including both net short-term and long-term capital gains). Any net taxable investment income or net short-term capital gains (as reduced by any net long-term capital losses) retained by a Fund will be subject to tax at the Fund level at regular corporate rates. Although each Fund intends generally to distribute all of its net capital gain (i.e., the excess of any net long-term capital gains over net short-term capital losses) each year, each Fund reserves the right to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained. In that case, a Fund is permitted to designate the retained amount as undistributed capital gains in a timely notice to its shareholders, who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund properly makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a Fund generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.
Amounts not distributed on a timely basis by RICs in accordance with a calendar-year distribution requirement (described below) are subject to a nondeductible 4% excise tax at the Fund level. This excise tax is inapplicable to any RIC whose sole shareholders are certain

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qualified retirement or pension plans, separate accounts of life insurance companies funding variable contracts, Section 529 qualified tuition programs or certain other permitted tax-exempt investors, or other RICs that are also exempt from the excise tax. In determining whether these investors are the sole shareholders of a RIC for purposes of this exception to the excise tax, shares attributable to an investment in the RIC (not exceeding $250,000) made in connection with the organization of the RIC are not taken into account.
If a Fund does not meet the exclusion described above, it will be subject to the excise tax. If such a Fund were to fail to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 within that year, plus any such retained amounts from the prior year, such Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund that is subject to the excise tax intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the payment of the excise tax amount is deemed by the Fund to be de minimis). For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year.
Realized capital losses in excess of realized capital gains (“Net Capital Losses”) are not permitted to be deducted against net investment income. Instead, potentially subject to the limitations described below, a Fund will carry Net Capital Losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains.
Any Net Capital Losses will be carried forward to one or more subsequent taxable years without expiration. Any such carryforward losses will retain their character as short-term or long-term and will be applied first against gains of the same character before offsetting gains of a different character (e.g., Net Capital Losses that are long-term will first offset any long-term capital gain with any remaining amounts available to offset any short-term capital gain). Each Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.
In addition, a Fund’s ability to use Net Capital Losses may be limited following the occurrence of certain (i) acquisitive reorganizations and (ii) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the shares of the Fund (each, an “ownership change”). The Code may similarly limit a Fund’s ability to use any of its other capital losses, or ordinary losses, that have accrued but have not been recognized (i.e., “built-in” losses) at the time of an ownership change to the extent they are realized within the five-year period following the ownership change.

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Tax-Advantaged Retirement and Educational Savings Plan Investors — Taxation of Fund Distributions and Redemptions
The Funds expect their shares to be held primarily by tax qualified retirement plans. Qualified plans generally are not subject to U.S. federal income tax on distributions from the Funds or on redemptions of the Funds’ shares. Special tax rules apply to investments through such plans. Plan participants whose qualified plan invests in a Fund generally are not subject to U.S. federal income tax on Fund distributions received by the plan or on redemptions of Fund shares by the plan. However, distributions to plan participants from a qualified plan generally are taxable to plan participants as ordinary income, with certain exceptions (for example, distributions to participants from a Roth 401(k) plan generally are not taxable to those participants).
Shares of the Funds are also available for purchase through certain other types of retirement and educational savings plans and accounts. Whether investing through a qualified plan as described above or through another type of retirement or educational savings plan or account, prospective investors should consult with their own tax advisors or the plan administrator or other financial intermediary through which their investment in a Fund is made, to determine the suitability of a Fund as an investment through their plan or account and the specific U.S. federal income, as well as any state, local, foreign, or other tax consequences to them of investing in a Fund through their plan or account.
Transactions in Fund Shares
The sale, exchange, or redemption of Fund shares may give rise to a taxable gain or loss, generally equal to the difference between the amount realized by a shareholder on the disposition of the shares (that is, gross proceeds) and the shareholder’s adjusted basis in those shares. Shareholders are responsible for keeping track of their own basis in Fund shares, including any events requiring adjustments to their basis (e.g., due to receipt of a Return of Capital Distribution (as defined below)). However, under new rules effective January 1, 2012, the Funds (or in the case of shares held through an intermediary, the intermediary) generally will be required to provide adjusted basis information (generally on an IRS Form 1099-B) to the IRS and to shareholders with respect to Fund shares acquired on or after January 1, 2012 (“post-2011 shares”), when such shares are subsequently redeemed. Under the new rules, the Funds (or an intermediary) will be required to use the particular cost-basis accounting method (e.g., average cost basis, first in-first out, specific share identification) selected by the shareholder in reporting such adjusted basis information on post-2011 shares, and if a shareholder fails to select a particular method, use the Funds’ (or intermediary’s) default method. Shareholders should contact the Funds or their intermediaries, as applicable, for more information about how to select a particular cost basis accounting method in respect of any post-2011 shares, as well as the Funds’ or intermediaries’ particular default method.
Shareholders also should consult their tax advisors concerning the application of these new rules to their investment in a Fund, and for advice about selecting a cost basis accounting method suitable for them in light of their particular circumstances. Shares of a Fund acquired prior to January 1, 2012 will not be subject to these new rules, and shareholders continue to be responsible for keeping track of their own basis in these shares.

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In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year and as short-term capital gain if the shares have been held for not more than one year. However, in the event that a Fund were to be deemed a “nonpublicly offered RIC” as described under “Limitation on Deductibility of Fund Expenses” below, depending on a shareholder’s percentage ownership in that Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable under the rules applicable to dividends and distributions described below, rather than capital gain income received in exchange for Fund shares.
Any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less generally will be treated as long-term capital loss to the extent of any Capital Gain Dividends, as defined below, received or deemed received by a shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rules if other shares of the same Fund are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Taxation of Fund Distributions
Fund distributions are taxable to shareholders under the rules described below whether received in cash or reinvested in additional Fund shares.
Dividends and distributions on each Fund’s shares are generally subject to U.S. federal income tax as described below to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid for its shares. Such distributions may reduce the net asset value of the Fund’s shares below the shareholder’s cost basis in those shares. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.
For U.S. federal income tax purposes, distributions of investment income made by a Fund are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. In general, the Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in securities and thereby affect the tax treatment of gain or loss on such securities. Distributions of net capital gains (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally are taxable to shareholders as long-term capital gains. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013. These

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reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions attributable to net short-term capital gain (as reduced by any net long-term capital loss for the taxable year, in each case determined with reference to loss carryforwards) generally are taxable to shareholders as ordinary income.
For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. The Fixed Income Series Funds do not expect a significant portion of Fund distributions (if any) to be derived from qualified dividend income.
In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (A) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (B) treated as a “passive foreign investment company” (as defined below).
In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the above-described holding period and other requirements are met at both the shareholder and Fund level, qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain for taxable years beginning before January 1, 2013. As noted above, this provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

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If a Fund receives dividends from another investment company that is treated as a RIC for U.S. federal income tax purposes, including its corresponding Master Fund (“Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted, in turn, to report a portion of its distributions as qualified dividend income, provided that the Fund meets the holding period and other requirements with respect to shares of the Underlying RIC.
For corporate shareholders (other than S corporations), the 70% dividends-received deduction will generally apply (subject to holding period and other requirements imposed by the Code) to a Fund’s dividends paid from investment income to the extent derived from dividends received from U.S. corporations for the taxable year. A dividend received by a Fund from a U.S. corporation will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). The Fixed Income Series Funds and International Equity Series Funds generally do not expect that a significant portion of their distributions will be eligible for the corporate dividends-received deduction.
If a Fund receives dividends from an Underlying RIC and the Underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided that the Fund meets the holding period and other requirements with respect to shares of the Underlying RIC.
A portion of the original issue discount (“OID”) accrued on certain high yield discount obligations may not be deductible to the issuer as interest and will instead be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID. See “Tax Implications of Certain Investments” below for more discussion of OID.
To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement treated for U.S. federal income tax purposes as a loan, such distribution will not constitute qualified dividend

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income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
A Fund may make a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year (a “Return of Capital Distribution”), in which case the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable to the extent such an amount does not exceed a shareholder’s tax basis. Return of Capital Distributions reduce a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.
A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Early each calendar year, the Trust will provide U.S. federal tax information, including information about the character and amount of dividends and distributions paid during the preceding year, to taxable investors and others requesting such information.
Limitation on Deductibility of Fund Expenses
Very generally, pursuant to Treasury regulations, expenses of “nonpublicly offered RICs,” except those expenses specific to their status as a RIC or separate entity (e.g., registration fees or transfer agency fees), are subject to special pass-through rules. A RIC is “nonpublicly offered” if it has fewer than 500 shareholders at all times during a taxable year, and its shares are not continuously offered pursuant to a public offering. In the event that a Fund were deemed to be a nonpublicly offered RIC, the affected expenses (which include Management Fees) would be treated as additional dividends to certain Fund shareholders (generally including individuals and entities that compute their taxable income in the same manner as individuals) and would be deductible by those shareholders, subject to the 2% floor on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Code.
Backup Withholding
Each Fund (or in the case of shares held through an intermediary, the intermediary) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund (or the intermediary) with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.

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Distributions to Foreign Investors
Absent a specific statutory exemption, a Fund’s dividend distributions (other than Capital Gain Dividends as described more fully below) are subject to a U.S. withholding tax of 30% when paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”). In addition, subject to certain exceptions, a Fund is generally not required and currently does not expect to withhold on the amount of a non-dividend distribution (i.e., a Return of Capital Distribution) paid to its foreign shareholders; a Fund, however, may determine to withhold on any such distribution in its discretion to the extent permissible under applicable law. To the extent withholding is made, persons who are resident in a country, such as the United Kingdom, that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty.
[For taxable years of a Fund beginning before January 1, 2012, a Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that had inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported as such by the Fund (“short-term capital gain dividends”). A Fund is permitted to report such parts of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. The exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of a Fund beginning on or after January 1, 2012, unless Congress enacts legislation providing otherwise.]
If a Fund invests in an Underlying RIC that pays such short-term capital gain or interest-related dividends to its shareholders, such distributions will retain their character as not subject to withholding if properly reported as such in respect of distributions by the Fund to its shareholders.
In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

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Under U.S. federal tax law, a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the foreign shareholder’s sale of shares of a Fund or to the Capital Gain Dividend received (as described below).
Also, foreign shareholders with respect to whom income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents, or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.
Special withholding and other rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special withholding and other rules apply to the redemption of shares in a Fund that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs—USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC—the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other assets. A Fund that holds (directly or indirectly) significant interests in real estate investment trusts (as defined in Section 856 of the Code) qualifying for the special tax treatment under Subchapter M of the Code (“U.S. REITs”) may be a USRPHC. The special rules discussed in the next paragraph also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled U.S. REITs or RICs and not-greater-than-5% interests in publicly traded classes of stock in U.S. REITs or RICs.
     In the case of a Fund that is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), any dividend distributions by the Fund and certain distributions made by the Fund in redemption of its shares that are attributable to (i) gains realized on the disposition of USRPIs by the Fund and (ii) distributions received by the Fund from a lower-tier RIC or U.S. REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. [However, absent the enactment of further legislation, on and after January 1, 2012, this “look-through” treatment for distributions by the Fund to foreign shareholders applies

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only to such distributions that, in turn, are attributable to distributions received by a Fund from a lower-tier U.S. REIT and required to be treated as USRPI gain in the Fund’s hands. If a foreign shareholder holds (or has held in the prior year) more than a 5% interest in any class of a Fund, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund generally will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% in any class of the Fund at any time during the prior year), the USRPI distribution generally will be treated as ordinary income (regardless of any reporting by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund generally must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. It is currently unclear whether Congress will extend the “look-through” provisions described above for distributions made on or after January 1, 2012, and what the terms of any such extension would be.]
Foreign shareholders of a Fund may also be subject to certain “wash-sale” rules to prevent the avoidance of the tax filing and payment obligations discussed above through the sale and repurchase of Fund shares.
In addition, a Fund that is a USRPHC or former USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder typically must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the sale. A similar withholding obligation may apply to Return of Capital Distributions by a Fund that is a USRPHC or former USRPHC to a greater-than-5% foreign shareholder, even if all or a portion of such distribution would be treated as a return of capital to the foreign shareholder. [Prior to January 1, 2012, such withholding on these redemptions and distributions generally is not required if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in Underlying RICs that are domestically controlled USRPHCs. These exemptions from withholding will expire for redemptions or distributions made on or after January 1, 2012, unless Congress enacts legislation providing otherwise. If no such legislation is enacted, beginning on January 1, 2012, such withholding is required, without regard to whether the Fund or any Underlying RIC in which it invests is domestically controlled.]
Foreign shareholders should consult their tax advisors (and if holding shares through an intermediary, their intermediary) concerning the application of these rules to their investment in a Fund.
In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, for example, furnishing an IRS Form W-8BEN). Foreign shareholders in a Fund should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, in this regard.

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Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Also, additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.
A foreign shareholder may be subject to state and local taxes and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.
See also “Other Reporting and Withholding Requirements” below for information regarding the potential application of an additional withholding regime.
Foreign Taxes
A Fund’s or its Master Fund’s investments in foreign securities may be subject to foreign withholding and other taxes on dividends, interest, or capital gains which will decrease a Fund’s yield. A Fund or Master Fund may otherwise be subject to foreign taxation on repatriation proceeds generated from those securities or to other transaction-based foreign taxes on those securities, which can also decrease the Fund’s yield. Such foreign withholding taxes and other taxes may be reduced or eliminated under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number of foreign shareholders in a Fund or Master Fund, however, such reduced foreign withholding and other tax rates may not be available for investments in certain jurisdictions.
In certain circumstances described below, a Fund may make an election that allows shareholders to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return in respect of foreign taxes paid by or withheld from the Fund, if any, and also in respect of foreign taxes paid by or withheld from the Master Fund or any other Underlying RIC in which the Fund invests in respect of its foreign portfolio securities, so long as the Master Fund or other Underlying RIC, as applicable, in turn, has made such an election with respect to its shareholders. Generally, a RIC is eligible to make this election if more than 50% of the RIC’s assets at year end consists of the securities of foreign corporations, or if at least 50% of its assets at year end consists of interests in other RICs.
Only foreign taxes that meet certain qualifications are eligible for this pass-through treatment. If a Fund is eligible for and makes such an election, its shareholders generally will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund and/or its Master Fund or any other Underlying RIC in which the Fund invests, provided such Master Fund or other Underlying RIC is eligible for and makes such an election with respect to its shareholders. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of these taxes is subject to limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. However, even if a Fund or Master Fund is eligible to make this election, it may determine not to do so in its sole discretion, in which case any such qualified foreign taxes paid by the Fund or the Master Fund cannot be given this special “pass-through” treatment by the Fund or its shareholders. Investors should consult their tax

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advisors for further information relating to the foreign tax credit and deduction. To the extent a Fund is eligible for and makes this election, its shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-exempt shareholders (including those who invest through tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.
Withholding taxes that are accrued on dividends in respect of (i) securities on loan pursuant to a securities lending transaction during the period that any such security was not directly held by a Fund or Master Fund, or (ii) securities the Fund or Master Fund temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated as a loan for U.S. federal income tax purposes, generally will not qualify as a foreign tax paid by the Fund or Master Fund, as the case may be, in which case, they could not be passed through to shareholders even if the Fund and/or Master Fund meet the other requirements described above.
Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts and Other Foreign Financial Assets
Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, will be required to be reported on Form 8938. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult their plan sponsor or other intermediary through which a Fund investment is made (if applicable), as well as a tax advisor, regarding the applicability to them of both of these reporting requirements.
Other Reporting and Withholding Requirements
Rules enacted in March 2010 under the HIRE Act require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”), beginning in 2014 or 2015, depending on the type of payment. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends or interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

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The IRS has issued only preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that all or a portion of distributions made by a Fund on or after the dates noted above (or such later date(s) as may be provided in future guidance) to a shareholder,including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the 30% withholding requirement. Payments will generally not be subject to withholding under these rules so long as shareholders provide their Fund with certifications or other documentation as the Fund may request including, to the extent required, with regard to their direct and indirect owners. The failure of a shareholder to provide such certifications, documentation or other information may result in other adverse consequences to the shareholder, in addition to the 30% withholding. Payments to a foreign shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder enters into, and provides certification to the Fund of, a valid and timely information reporting and withholding agreement with the IRS to report, among other things, required information about certain direct and indirect U.S. investors or U.S. accounts. Future regulations or other guidance may exempt certain foreign financial institutions from these requirements, but it is currently unclear whether or when such regulations or other guidance will be issued. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of this reporting and withholding regime to their investments in the Fund.
Shareholders are urged to consult a tax advisor regarding this reporting and withholding regime, in light of their particular circumstances.
The Funds and their shareholders may be subject to certain other tax reporting requirements as a result of the investment strategies and activities of the Funds. Certain U.S. federal, state, local and foreign tax reporting requirements may require a Fund to provide certain information about its shareholders to the IRS and other similar authorities responsible for tax matters in other jurisdictions (e.g., foreign countries).
Tax Implications of Certain Investments
Unless otherwise specified, the following section discusses certain U.S. federal income tax consequences of investments made by the Master Funds. If a Fund were to make similar investments directly, identical tax consequences generally would follow at the Fund level. As discussed above and in the Funds’ Prospectus, each Fund invests substantially all of its assets in shares of its corresponding Master Fund. Therefore, substantially all of a Fund’s income and gains consists of distributions from the Master Fund and gains or losses on the disposition of Master Fund shares. See “Special Tax Considerations Pertaining to Investments in Underling RICs” below.
In general, option premiums received by a Master Fund are not immediately included in the income of the Master Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Master Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Master Fund is exercised and the Master Fund sells or delivers the underlying securities or other assets, the Master Fund generally will recognize capital gain or loss equal to (i) the sum of the strike

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price and the option premium received by the Master Fund minus (ii) the Master Fund’s basis in the underlying securities or other assets. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying securities or other assets. If securities or other assets are purchased by a Master Fund pursuant to the exercise of a put option written by it, the Master Fund generally will subtract the premium received from its cost basis in the securities or other assets purchased. The gain or loss with respect to any termination of a Master Fund’s obligation under an option other than through the exercise of the option and related purchase, sale, or delivery of the underlying securities or other assets generally will be short-term gain or loss depending on whether the premium income received by the Master Fund is greater or less than the amount paid by the Master Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Master Fund expires unexercised, the Master Fund generally will recognize short-term gain equal to the premium received.
Certain covered call writing activities and other option strategies of a Master Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring the deferral of losses and the termination of holding periods on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Call options on stocks that are not “deep in the money” may constitute “qualified covered calls,” which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the corporate dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.
The tax treatment of certain futures contracts entered into by a Master Fund as well as listed non-equity options written or purchased by a Master Fund on U.S. exchanges (including options on futures contracts, equity indices, and debt securities) will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by a Master Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market,” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
In addition to the special rules described above in respect of futures and options transactions, a Master Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its other hedging, short sales, or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash-sale, and short-sale rules). These rules may affect whether gains and losses recognized by a Master Fund are treated as ordinary or capital and/or as short-term or long-term, accelerate the recognition of income or gains to a Master Fund, defer losses, and cause

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adjustments in the holding periods of a Master Fund’s securities. The rules could therefore affect the amount, timing, and/or character of distributions to a Fund, and by a Fund to its shareholders.
A Master Fund may make extensive use of various types of derivative financial instruments to the extent consistent with its investment policies and restrictions. The tax rules applicable to derivative financial instruments are in some cases uncertain under current law, including under Subchapter M of the Code. Accordingly, while the Master Funds intend to account for such transactions in a manner they deem to be appropriate, an adverse determination or future guidance by the IRS with respect to one or more of these rules (which determination or guidance could be retroactive) may adversely affect a Master Fund’s or a Fund’s ability to meet one or more of the relevant requirements to maintain its qualification as a RIC, as well as to avoid a Fund-level tax. See “Loss of RIC Status” below.
Certain investments made and investment practices engaged in by a Master Fund can produce a difference between its book income and its taxable income. These can include, but are not limited to, certain hedging activities, as well as investments in foreign currencies, foreign currency-denominated debt securities, Section 1256 contracts, passive foreign investment companies (as defined below), and debt obligations with discount or purchased at a premium. In addition, certain foreign currency transactions associated with the redemption of Master Fund shares (in the case of any Master Fund that permits redemptions of its shares in foreign currencies) may produce a difference between a Master Fund’s book income and its taxable income. If a Master Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Master Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and otherwise to avoid incurring U.S. federal income taxes at the Master Fund-level. If a Master Fund’s book income exceeds the sum of its taxable income and net tax-exempt interest income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Master Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt interest income (if any)), (ii) thereafter, as a return of capital to the extent of the Fund’s basis in its Master Fund shares, and (iii) thereafter, as gain to the Fund from the sale or exchange of a capital asset. This could result in accelerated taxable distributions to Fund shareholders.
Any investment by a Master Fund in U.S. REIT equity securities may result in the Fund’s receipt of cash in excess of the U.S. REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in U.S. REIT equity securities may also require a Master Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Mater Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a U.S. REIT either directly or indirectly through its Master Fund will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including distributions by a Master Fund that are derived from the Master Fund’s investment in a U.S. REIT or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment

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conduit (“REMIC”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides and the regulations are expected to provide that excess inclusion income of RICs, such as the Master Funds and the Funds, will be allocated to shareholders of RICs in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, to the extent a Fund invests in any such interests through its Master Fund, it may not be a suitable investment for certain tax-exempt investors, as noted below.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.
Under current law, income of a Fund that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed and taxed as UBTI when distributed to tax-exempt shareholders (that is, the Fund “blocks” this income with respect to such shareholders). Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates

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to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.
Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Master Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included a Master Fund’s taxable income (and required to be distributed by the Master Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income that is required to be distributed and is taxable even though the Master Fund, as a holder of the security, receives no interest payment in cash on the security during the year.
Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Master Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Master Fund may elect to accrue market discount currently, in which case the Master Fund will be required to include the accrued market discount in the Master Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Master Fund’s income, will depend upon which of the permitted accrual methods the Master Fund elects.
Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Master Fund may be treated as having OID or, in certain cases, acquisition discount (very generally, the excess of the stated redemption price over the purchase price). Generally, a Master Fund will be required to include the OID or acquisition discount in income (as ordinary income) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The OID or acquisition discount accrues ratably in equal daily installments or, if the Master Fund so elects, at a constant (compound) interest rate. If the Master Fund elects the constant interest rate method, the character and timing of recognition of income by the Master Fund will differ from what they would have been under the default pro rata method.
Increases in the principal amount of an inflation indexed bond will be treated as OID includible in income (as ordinary income) over the term of the bond, even though payment of that amount is not received until a later time. Decreases in the principal amount of an inflation indexed bond will reduce the amount of interest from the debt instrument that would otherwise be includible in income by a Master Fund. In addition, if the negative inflation adjustment exceeds the income includible by a Master Fund with respect to the debt instrument (including any OID) for the taxable year, such excess will be an ordinary loss to the extent a Master Fund’s total interest

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inclusions on the debt instrument in prior taxable years exceed the total amount treated by the Master Fund as an ordinary loss on the debt instrument in prior taxable years. Any remaining excess may be carried forward to reduce taxable income from the instrument in subsequent years.
If a Master Fund holds the foregoing kinds of debt instruments, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Master Fund actually received. Such distributions may be made from the cash assets of the Master Fund or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so. A Master Fund may realize gains or losses from such liquidations. In the event a Master Fund realizes net long-term or short-term capital gains from such transactions, the Fund, and therefore the Fund’s shareholders may receive a larger Capital Gain Dividend or ordinary dividend, respectively, than they would in the absence of such transactions.
Investments in debt obligations that are at risk of or in default present special tax issues for a RIC. Tax rules are not entirely clear about issues such as whether and to what extent the RIC should recognize market discount on a debt obligation; when the RIC may cease to accrue interest, OID, or market discount; when and to what extent the RIC may take deductions for bad debts or worthless securities; and how the RIC should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Master Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
Special tax considerations apply if a Master Fund invests in investment companies treated as partnerships for U.S. federal income tax purposes. For U.S. federal income tax purposes, a Master Fund investing in such a partnership generally will be allocated its share of the income, gains, losses, deductions, credits, and other tax items of the partnership so as to reflect the Master Fund’s interests in the partnership. A partnership in which a Master Fund invests may modify its partner allocations to comply with applicable tax regulations, including, without limitation, the income tax regulations under Sections 704, 706, 708, 734, 743, 754, and 755 of the Code. It also may make special allocations of specific tax items, including gross income, gain, deduction, or loss. These modified or special allocations could result in the Master Fund, as a partner, receiving more or fewer items of income, gain, deduction, or loss (and/or income, gain, deduction, or loss of a different character) than it would in the absence of such modified or special allocations. A Master Fund will be required to include in its income its share of a partnership’s tax items, including gross income, gain, deduction, or loss, for any partnership taxable year ending within or with the Master Fund’s taxable year, regardless of whether or not the partnership distributes any cash to the Master Fund in such year.
In general, a Master Fund will not recognize its share of these tax items until the close of the partnership’s taxable year. However, absent the availability of an exception, a Master Fund will recognize its share of these tax items as they are recognized by the partnership for purposes of determining the Master Fund’s liability for the 4% excise tax (described above). If a Master Fund and a partnership have different taxable years, the Master Fund may be obligated to make

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distributions in excess of the net income and gains recognized from that partnership and yet be unable to avoid the 4% excise tax because it is without sufficient earnings and profits at the end of its taxable year. In some cases, however, a Master Fund can take advantage of certain safe harbors which would allow it to include its share of a partnership’s income, gain, loss, and certain other tax items at the close of the partnership’s taxable year for both excise tax purposes and general Subchapter M purposes, thus avoiding the potential complexities arising from different taxable years.
In general, cash distributions to a Master Fund by a partnership in which it invests (including in partial or complete redemption of its interest in the partnership) will represent a nontaxable return of capital to the Master Fund up to the amount of the Master Fund’s adjusted tax basis in its interest in the partnership, with any amounts exceeding such basis treated as capital gain. Any loss may be recognized by a Master Fund only if it redeems its entire interest in the partnership for money.
More generally, as a result of the foregoing and certain other special rules, a Master Fund’s investment in investment companies that are partnerships for U.S. federal income tax purposes can cause a Master Fund’s distributions to a Fund, and therefore a Fund’s distributions to its shareholders to vary in terms of their timing, character, and/or amount from what those distributions would have been had the Master Fund invested directly in the portfolio securities and other assets held by those underlying partnerships.
In addition, any transactions by a Master Fund in foreign currencies, foreign currency-denominated debt obligations, or certain foreign currency options, futures contracts, or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned and, as described earlier, can give rise to differences in the Master Fund’s book and taxable income. Such ordinary income treatment may accelerate distributions by a Fund to its shareholders and increase the distributions taxed to its shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Master Fund to offset income or gains earned in subsequent taxable years.
A Master Fund’s investments in certain passive foreign investment companies (“PFICs”), as defined below, could subject the Master Fund to U.S. federal income tax (including interest charges) on distributions received from a PFIC or on proceeds received from the disposition of shares in a PFIC, which tax cannot be eliminated by making distributions to Master Fund shareholders, including a Fund. However, a Master Fund may make certain elections to avoid the imposition of that tax. For example, a Master Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) (i.e., make a “QEF election”), in which case the Master Fund will be required to include its share of the PFIC’s income and net capital gain annually, regardless of whether it receives any distribution from the PFIC. Alternately, a Master Fund may make an election to mark the gains (and to a limited extent the losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Master Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the

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amount required to be distributed for the Master Fund to avoid taxation. Making either of these elections therefore may require the Master Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. In general, a Master Fund that indirectly invests in PFICs by virtue of investing in Underlying RICs or other investment companies is not permitted to make such elections; rather, the Underlying RICs or other investment companies directly investing in PFICs would decide whether to make such elections. In addition, there is a risk that a Master Fund may not realize that a foreign corporation in which it invests is a PFIC for U.S. federal tax purposes and thus fail to timely make a QEF or mark-to-market election in respect of that corporation, in which event the Master Fund could be subject to the U.S. federal income taxes and interest charges described above.
A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce, or are held for the production of, passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, income from certain notional principal contracts, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.
Dividends paid by PFICs will not be eligible to be treated as qualified dividend income or for the dividends-received deduction.
A U.S. person, including a Master Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. From time to time, a Fund may be a U.S. Shareholder in a CFC. As a U.S. Shareholder, a Master Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC’s “subpart F income” for the CFC’s taxable year ending within the Fund’s taxable year whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in its taxable year. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to an investing Master Fund and thus will not be available to offset income or capital gain generated from that Master Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent a Master Fund invests in a CFC and recognizes subpart F income in excess of actual cash distributions from the CFC, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its

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shareholders all of its income and gains and therefore to eliminate any tax liability at the Master Fund level.
The interest on municipal obligations is generally exempt from U.S. federal income tax. However, distributions from a Fund derived from interest on municipal obligations, either directly or indirectly through its Master Fund, are taxable to shareholders of the Fund when received. In addition, gains realized by a Master Fund on the sale or exchange of municipal obligations are taxable when distributed to shareholders of its corresponding Fund.
Special Tax Considerations Pertaining to Investments in Underlying RICs
Because the Funds invest substantially all their assets in shares of the Master Funds, and the GMO Trust Asset Allocation Funds, the Master Funds in which the Asset Allocation Series Funds invest, invest substantially or entirely in shares of one or more Underlying RICs (the Funds and the GMO Trust Asset Allocation Funds are referred to in this section as “Upper-Tier Funds”), their distributable income and gains will normally consist substantially or entirely, as the case may be, of distributions from Underlying RICs and gains and losses on the disposition of shares of Underlying RICs. To the extent that an Underlying RIC realizes net capital losses on its investments for a given taxable year, an Upper-Tier Fund investing in that Underlying RIC will not be able to benefit from those losses until (i) the Underlying RIC realizes capital gains that can be reduced by those losses, or (ii) the Upper-Tier Fund recognizes its share of those losses when it disposes of shares of the Underlying RIC. Moreover, even when an Upper-Tier Fund does make such a disposition of Underlying RIC shares at a net capital loss, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. An Upper-Tier Fund also will not be able to offset any capital losses realized from its dispositions of Underlying RIC shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying RIC).
In addition, in certain circumstances, the “wash-sale” rules under Section 1091 of the Code may apply to an Upper-Tier Fund’s sales of Underlying RIC shares that have generated losses. A wash sale occurs if shares of an Underlying RIC are sold by the Upper-Tier Fund at a loss and the Upper-Tier Fund acquires additional shares of that same Underlying RIC 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Upper-Tier Fund’s hands on sales of Underlying RIC shares (to the extent such sales are wash sales) for extended periods of time.
As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that an Upper-Tier Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Upper-Tier Fund invested directly in the securities held by the Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the amount or timing of distributions from an Upper-Tier Fund qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Upper-Tier Fund invested directly in the securities held by the Underlying RICs.

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Depending on an Upper-Tier Fund’s percentage ownership in an Underlying RIC both before and after a redemption of Underlying RIC shares, the redemption may cause the Upper-Tier Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the redemption instead of being treated as realizing capital gain (or loss) on the redemption of the shares of the Underlying RIC. This could be the case where the Upper-Tier Fund holds a significant interest in an Underlying RIC that is not a “publicly offered” RIC within the meaning of the Code (e.g., certain underlying GMO Funds principally available only to other GMO Funds and certain other accredited investors, including GMO High Quality Short-Duration Bond Fund and GMO Debt Opportunities Fund) and redeems only a small portion of such interest. The Master Funds expect to be “publicly offered” for this purpose. Dividend treatment of a redemption by an Upper-Tier Fund would affect the amount and character of income required to be distributed by both the Upper-Tier Fund and the Underlying RIC for the year in which the redemption occurred. It is possible that any such dividend would qualify as qualified dividend income taxable at long-term capital gain rates for taxable years beginning before January 1, 2013; otherwise, it would be taxable as ordinary income and could cause shareholders of the Upper-Tier Fund to recognize higher amounts of ordinary income than if its shareholders held shares of the Underlying RICs directly.
Loss of RIC Status
A Fund may experience particular difficulty qualifying as a RIC, for example, in the case of highly unusual market movements, or in the case of high redemption levels, and/or during the first year of its operations. If a Fund were to fail to meet the income, diversification or distribution test described in “Tax Status and Taxation of Each Fund” above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to not qualify for taxation as a RIC for such year, the Fund would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders, thereby reducing the value of a shareholder’s investment in the Fund, and depending on when the Fund discovered its qualification failure for a particular taxable year, the Fund may be subject to penalties and interest on any late payments of its Fund-level taxes for such year. In addition, in the event of any such loss of RIC status, all distributions from the Fund’s earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to re-qualify for taxation as a RIC that is accorded special tax treatment, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.
Tax Shelter Reporting Regulations
Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate

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shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
State, Local, and Other Tax Matters
The foregoing discussion relates only to the U.S. federal income tax consequences of investing in the Funds for shareholders who are U.S. citizens, residents, or domestic corporations. The consequences under other tax laws may differ. This discussion has not addressed all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker-dealers, tax-exempt entities, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings, and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Shareholders should consult their tax advisors about the precise tax consequences of an investment in a Fund in light of their particular tax situation, including possible foreign, state, local, or other applicable tax laws.
Most states permit mutual funds, such as the Master Funds and the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities (such as Federal Farm Credit Bank and Federal Home Loan Bank securities), so long as a Fund meets all applicable state requirements. Therefore, shareholders in a Fund may be allowed to exclude from their state taxable income distributions made to them by the Fund to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. Investments in securities of certain U.S. government agencies, including securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, and repurchase agreements collateralized by U.S. government securities generally do not qualify for these exemptions. Moreover, these exemptions may not be available to corporate shareholders. All shareholders should consult their tax advisors regarding the applicability of these exemptions to their situation.

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MANAGEMENT OF THE TRUST
The following tables present information regarding each Trustee and officer of the Trust as of the date of this Statement of Additional Information. Each Trustee’s and officer’s date of birth (“DOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Series Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office for a term of eight years or, if sooner, until the Trustee dies, resigns or is removed, or until the election and qualification of the Trustee’s successor. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

				Number of
				Portfolios in
	Position(s)			Fund	Other
Name and Date	Held	Length of	Principal Occupation(s)	Complex[1]	Directorships
of Birth	with the Trust	Time Served	During Past 5 Years	Overseen	Held
INDEPENDENT TRUSTEE
Maria D. Furman DOB: 02/03/1954	Trustee	Since August 2011.	Retired.	18	Trustee of MassMutual Premier Funds and MML Series Investment Fund II (32 portfolios).

INTERESTED TRUSTEE AND OFFICER
Joseph B. Kittredge, Jr.[2] DOB: 08/22/1954	Trustee; President and Chief Executive Officer of the Trust	Since May 2011.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present); President and Chief Executive Officer of GMO Trust since March 2009.	84	None.

[1]	The Fund Complex consists of the funds of GMO Series Trust and GMO Trust.

[2]	Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above.
Information About Each Trustee’s Experience, Qualifications, Attributes, or Skills for Board Membership. The Board of Trustees has determined that each Trustee should serve as such based on identifying and evaluating the skill sets and qualifications of potential candidates. The Board of Trustees generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the Fund. The Board of Trustees focuses on the complementary skills and experience of the Trustees as a group, as well as on those of any particular Trustee. The Board of Trustees noted that both Trustees had considerable experience in overseeing investment management activities and/or related operations and in serving on the boards of other companies. In addition, the Board of Trustees also considered, among other factors, the particular attributes described below with respect to the individual Trustees:

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Maria D. Furman — Ms. Furman’s experience serving on the boards and committees of other organizations, her professional training and her qualification as a chartered financial analyst, and her experience in the management of a leading investment management firm.
Joseph B. Kittredge, Jr. — Mr. Kittredge’s experience serving as President of GMO Trust and General Counsel and a Member of GMO, his professional training and his experience as a lawyer representing mutual funds and investment management firms, including as a partner at a leading law firm, and his perspective on Board matters as a senior executive of GMO.
Information relating to the experience, qualifications, attributes and skills of the Trustees is required by the registration form adopted by the SEC, does not constitute holding out the Board or any Trustee as having any special expertise or experience, and does not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.
Officers

Position(s)
Name and Date of	Held	Length	Principal Occupation(s)
Birth	with the Trust	of Time Served	During Past 5 Years
Joseph B. Kittredge, Jr. DOB: 08/22/1954	Trustee; President and Chief Executive Officer	Since May 2011.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present); President and Chief Executive Officer, GMO Trust (March 2009- present).

Sheppard N. Burnett DOB: 10/24/1968	Treasurer and Chief Financial Officer	Since May 2011	Head of Fund Administration (December 2006-present), Fund Administration Staff (June 2004-November 2006), Grantham, Mayo, Van Otterloo & Co. LLC; Chief Financial Officer (March 2007-present), Treasurer (November 2006-March 2007), and Assistant Treasurer (September 2004- November 2006), GMO Trust.[1]

John McGinty DOB: 08/11/1962	Chief Compliance Officer	Since August 2011.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (July 2009-present); Chief Compliance Officer, GMO Trust (February 2011-present); Senior Vice President and Deputy General Counsel (January 2007-July 2009), Vice President and Associate General Counsel (February 2006-December 2006), Fidelity Investments.

Jason B. Harrison DOB: 01/29/1977	Clerk and Chief Legal Officer	Clerk since May 2011; Chief Legal Officer since September 2011.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (since February 2006); Chief Legal Officer and Vice President-Law (October 2010-present), Vice President (November 2006-October 2010).

[1]	Mr. Burnett also serves as an officer of certain other pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.

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Trustees’ Responsibilities. Under the provisions of the GMO Series Trust Declaration of Trust, the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in transactions of all kinds on behalf of the Trust. Except as provided in the Declaration of Trust, the exercise by the Trustees of their powers shall be valid if, but only if, the exercise is approved by a majority of the Trustees then in office, so long as: (i) at least one Independent Trustee votes for or abstains from such exercise, and (ii) at least one Interested Trustee votes for or abstains from such exercise; and further provided that if there is only one Trustee, such Trustee is permitted to exercise any power on his own. Without limiting the foregoing, the Trustees shall have the power to amend the Declaration of Trust; select the investment companies, including series of GMO Trust, in which a series of the Trust shall invest; adopt, amend or repeal By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; elect and remove officers and appoint and terminate agents; fix the number of Trustees and, subject to the provisions of the Declaration of Trust, fill any vacancies on the Board; remove a Trustee; extend a Trustee’s term for one or more successive eight (or fewer)-year periods; designate one or more committees of the Trustees with such powers and authority as the Trustees determine; employ one or more custodians of the assets of the Trust and to authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both, to provide for the distribution of shares by the Trust, through one or more principal underwriters or otherwise, and make rules for the transfer of shares of each series and class and similar matters; establish or change a record date for determining shareholders who are entitled to receive payment of any dividend or other distribution and close the register or transfer books of a series or class of the Trust prior to the payment of a distribution; and they may in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees, and to any agent or employee of the Trust or to any such custodian or underwriter.
Board Leadership Structure and Risk Oversight. The Board of Trustees is responsible for the general oversight of the Funds’ affairs and for assuring that each Fund is managed in the best interests of its shareholders. The Board regularly reviews each Fund’s investment performance as well as the quality of services provided to each Fund and its shareholders by GMO and its affiliates, including shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by the Funds for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by the Funds’ auditors, independent counsel to the Independent Trustees and other persons as appropriate, who are selected by and responsible to the Board. In addition, the Fund’s Chief Compliance Officer reports directly to the Board.
Currently, one of the Trustees is an Independent Trustee. The Independent Trustee must vote separately to approve all financial arrangements and other agreements with the Funds’ investment adviser, GMO, and other affiliated parties. The role of the Independent Trustee has been characterized as that of a “watchdog” charged with oversight of protecting shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund.

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The Board of Trustees focuses on the oversight of risk as part of its broader oversight of each Fund’s affairs. While risk management is primarily the responsibility of the Funds’ investment adviser, GMO, the Board regularly receives reports, including reports from GMO and the Funds’ Chief Compliance Officer, regarding investment risks, compliance risks, and certain other risks applicable to the Funds. The Audit Committee, which is discussed in more detail, focuses on different aspects of these risks within the scope of the committee’s authority and their potential impact on the Funds, and discusses with GMO the ways in which GMO monitors and controls such risks.
The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, that reports received by the Trustees with respect to risk management matters are typically summaries of the relevant information, and that the processes, procedures and controls employed to address risks may be limited in their effectiveness. As a result of the foregoing and other factors, risk management oversight by the Board and by the Committee is subject to substantial limitations.
Committees
The Board of Trustees has the authority to establish committees, which may exercise the power and authority of the Trustees to the extent the Board determines. The committees assist the Board of Trustees in performing its functions and duties under the 1940 Act and Massachusetts law.
The Board of Trustees currently has established one standing committee: the Audit Committee. As of the date of this SAI, the Audit Committee has held 1 meeting.
Audit Committee. The Audit Committee (i) oversees the Trust’s accounting and financial reporting policies and practices and internal controls over financial reporting; (ii) oversees the quality and objectivity of the Trust’s financial statements and the independent audit of those statements; (iii) appoints, determines the independence and compensation of, and oversees the work performed by the Trust’s independent auditors in preparing or issuing an audit report or related work; (iv) approves all audit and permissible non-audit services provided to the Trust, and certain other persons by the Trust’s independent auditors; and (v) acts as a liaison between the Trust’s independent auditors and the Board of Trustees. Ms. Furman is the sole member of the Audit Committee.
The Audit Committee may utilize the resources of the Funds’ counsel and auditors as well as other persons. The Committee meets from time to time, either in conjunction with regular meetings of the Board or otherwise. The Board appoints the members of the Committee and has appointed the sole Independent Trustee to the Committee.
Trustee Fund Ownership
The following table sets forth ranges of the current Trustees’ direct beneficial share ownership in the Funds and the aggregate dollar ranges of their direct beneficial share ownership in the funds of GMO Series Trust and GMO Trust (the “Family of Investment Companies”) as of December 31, 2010.

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Aggregate Dollar Range of Shares
Directly Owned in all
Registered Investment Companies
	Dollar Range of	(whether or not offered in the
	Shares Directly Owned	Prospectus) Overseen by Trustee in
Name	in the Funds*	Family of Investment Companies
Maria D. Furman	None	None

Joseph B. Kittredge, Jr.	None	$50,001- $100,000

*	The Funds will commence operations on or following the date of this SAI, and, therefore, have not yet offered any shares for sale as of this date.
The following table sets forth ranges of Mr. Kittredge’s indirect beneficial share ownership in the Funds and the aggregate dollar range of his indirect beneficial share ownership in the Family of Investment Companies as of December 31, 2010.

Aggregate Dollar Range of Shares
Indirectly Owned in all
Registered Investment Companies
	Dollar Range of	(whether or not offered in the
	Shares Directly Owned	Prospectus) Overseen by Trustee in
Name	in the Funds*	Family of Investment Companies
Joseph B. Kittredge, Jr.	None	$50,001- $100,000

*	The Funds will commence operations on or following the date of this SAI, and, therefore, have not yet offered any shares for sale as of this date.
Trustee Ownership of Securities Issued by the Manager or Principal Underwriter
None.
Trustee Ownership of Related Companies
There were no securities owned by the current Independent Trustee and her family members, as of December 31, 2010, in the Manager, Funds Distributor, LLC, the Funds’ principal underwriter, or entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, LLC.
Remuneration. The Trust has adopted a compensation policy for its Trustees. Ms. Furman, the Trust’s Independent Trustee, receives an annual retainer from the Trust for her services. Ms. Furman also is paid a fee for participating in in-person and telephone meetings of the Board of Trustees and its committee, and a fee for consideration of actions proposed to be taken by written consent. The Trust pays no additional compensation for travel time to meetings, attendance at director’s educational seminars or conferences, service on industry or association committees, participation as speakers at directors’ conferences, or service on special director task forces or subcommittees, although the Trust does reimburse Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at seminars or conferences. The

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Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.
Other than as set forth in the following table, no Trustee of the Trust received any direct compensation from the Funds or the Fund Complex for the fiscal year ended April 30, 2011:

Maria D. Furman,
Name of Person, Position:	Trustee
Compensation from the Funds:	$59,000*

Pension or Retirement Benefits Accrued as Part of Fund Expenses:	N/A

Estimated Annual Benefits Upon Retirement:	N/A

Total Compensation from the Fund Complex:	$59,000*

*	Reflects an estimate of the direct compensation to be paid to the Trustee for the Funds’ initial fiscal year ending April 30, 2012. Actual direct compensation paid to the Trustee will vary depending on the net assets of the Funds throughout their initial fiscal year.
The Funds do not expect to pay any officer of the Trust aggregate compensation exceeding $60,000 for the Funds’ initial fiscal year ending April 30, 2012.
Mr. Kittredge does not receive any compensation from the Trust, but as a member of the Manager will benefit from management, shareholder servicing, administration, and any other fees paid to GMO and its affiliates by the Funds and various GMO Funds not offered through the Prospectus. The officers of the Trust do not receive any employee benefits such as pension or retirement benefits or health insurance from the Trust.
The Funds will commence operations on or following the date of this Statement of Additional Information, and therefore, have not yet offered any shares for sale. Therefore, as of the date hereof, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of the Funds.
Code of Ethics. The Trust and the Manager have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under each Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with specified conditions relating to their position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be purchased or held by the Funds are permitted, subject to compliance with each Code. Personal securities transactions must be reported quarterly and broker confirmations must be provided for review.
The non-interested Trustee of the Trust is subject to a separate Code of Ethics for the Independent Trustees pursuant to the requirements of the 1940 Act. Transactions by the Independent Trustees in securities, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with the Code of Ethics. Pursuant to the Code of Ethics, an Independent Trustee ordinarily is not required to report his or her personal securities transactions or to identify his or her brokerage accounts to the Funds or their representatives, subject to certain limited exceptions specified in the Code of Ethics.

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The Funds’ principal underwriter, which is not affiliated with the Funds or the Manager, also has adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Transactions in securities effected by the principal underwriter’s personnel who are designated as Access Persons under the Code, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with the Code. Currently, there are no Access Persons of the Distributor as it relates to the Funds.
INVESTMENT ADVISORY AND OTHER SERVICES
Management Contracts
As disclosed in the Prospectus under the heading “Management of the Trust,” under separate Management Contracts (each, a “Management Contract”) between the Trust, on behalf of the Funds, and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager furnishes continuously an investment or asset allocation program, as applicable, for each Fund, and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under “Portfolio Transactions — Brokerage and Research Services,” the Trust’s portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.
In addition, as disclosed in the Prospectus, the Manager has contractually agreed to waive and/or reimburse each Fund for specified Fund expenses through at least [January 1, 2013].
Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.
Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not “interested persons” of the Manager) and by the relevant Fund’s sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Generally, each Management Contract continues in effect for a period of two years from the date of its execution and continuously thereafter so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days’ notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days’ written notice by the Manager to the Trust.

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The Manager does not charge the Funds a Management Fee. Each Fund, as a result of its investment in its corresponding Master Fund, indirectly bears the Management Fee paid by its Master Fund, which is calculated based on a fixed percentage of the Fund’s average daily net assets.
In the event that the Manager ceases to be the manager of a Fund, the right of the Trust to use the identifying initials “GMO” and the name “Grantham, Mayo, Van Otterloo & Co. LLC” may be withdrawn.
Portfolio Management
Day-to-day management of each Fund is the responsibility of one of several divisions comprising investment professionals associated with the Manager. Each division’s members work collaboratively to manage a Fund’s portfolio, and no one person is primarily responsible for day-to-day management of any Fund.
The following table sets forth information about accounts overseen or managed by the senior members of the divisions as of [          ], 2011.

	Registered investment companies		Other pooled investment		Separate accounts
	managed (including non-GMO mutual		vehicles managed		managed
	fund subadvisory relationships)		(world-wide)		(world-wide)
	Number of		Number of		Number of
Senior Member	accounts[1]	Total assets[1,2]	accounts	Total assets	accounts	Total assets
Thomas Hancock	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Sam Wilderman	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
William Joyce	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Anthony Hene	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Drew Spangler	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Arjun Divecha	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Thomas Cooper	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
William Nemerever	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Ben Inker	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

	Registered investment companies		Other pooled investment
	managed for which GMO receives a		vehicles managed (world-		Separate accounts
	performance-based fee (including non-		wide) for which GMO		managed (world-wide) for
	GMO mutual fund subadvisory		receives a performance-		which GMO receives a
	relationships)		based fee		performance-based fee
	Number of		Number of		Number of
	accounts	Total assets	accounts	Total assets	accounts	Total assets
Thomas Hancock	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Sam Wilderman	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
William Joyce	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Anthony Hene	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Drew Spangler	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Arjun Divecha	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Thomas Cooper	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
William Nemerever	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Ben Inker	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

[1]	Includes GMO Funds that had commenced operations on or before [ ], 2011.

[2]	For some senior members, “Total assets” includes assets invested by the GMO Funds.

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Because each senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts.
Senior members of each division are generally members (partners) of GMO. As of [August 15], 2011, the compensation of each senior member consisted of a fixed annual base salary, a partnership interest in the firm’s profits and, possibly, an additional, discretionary, bonus related to the senior member’s contribution to GMO’s success. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is determined by taking into account the individual’s contribution to GMO and its mission statement. A discretionary bonus may also be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person’s compensation is based on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. A GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.
Senior Member Fund Ownership. The Funds will commence operations on or following the date of this Statement of Additional Information, and therefore, have not yet offered any shares for sale. Therefore, as of the date hereof, none of the senior members noted in the tables above had any direct or indirect ownership of the Funds.
Custodial Arrangements and Fund Accounting Agents. As described in the Prospectus, [          ], [          ], serves as the Trust’s custodian and fund accounting agent on behalf of certain of the Funds, and [          ], [          ], serves as the Trust’s custodian and fund accounting agent on behalf of the other Funds. As such, [          ] or [          ] holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, [          ] or [          ] receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of [          ] or [          ] also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.
Administration Arrangements. As disclosed in the Prospectus, pursuant to the terms of an Administration Agreement with the Funds, each class of shares of the Funds pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to investors purchasing shares of the Funds. Pursuant to the Administration Agreement, each class of shares of the Funds pays the Manager a fee equal to 0.05% per annum of the class’s average daily net assets. The Manager contracts with [     ] in connection with the provision of certain

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administrative services and pays [          ] a portion of its administration fee in connection therewith.
The Funds will commence operations on or following the date of this Statement of Additional Information and, therefore, have not yet paid any fees under the Administration Agreement.
Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is [______________]. [____________] conducts annual audits of the Trust’s financial statements, assists in the preparation of each Fund’s federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, provides assistance in connection with the preparation of various SEC filings, and consults with the Trust as to certain non-U.S. tax matters.
Distributor. Funds Distributor, LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110, serves as the Trust’s distributor on behalf of the Funds. GMO pays all distribution-related expenses of the Funds.
Counsel. Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199, serves as counsel to the Trust.
Transfer Agent. [          ] serves as the Trust’s transfer agent on behalf of the Funds.
PORTFOLIO TRANSACTIONS
Decisions to buy and sell portfolio securities for each Fund and for each of its other investment advisory clients are made by the Manager with a view to achieving each client’s investment objectives taking into consideration other account-specific factors such as, without limitation, cash flows into or out of the account, current holdings, the account’s benchmark(s), applicable regulatory limitations, liquidity, cash restrictions, applicable transaction documentation requirements, market registration requirements and/or time constraints limiting the Manager’s ability to confirm adequate transaction documentation or seek interpretation of investment guideline ambiguities. Therefore, a particular security may be bought or sold only for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Also, a particular security may be bought/sold for one or more clients when one or more other clients are selling/buying the security or taking a short position in the security, including clients invested in the same investment strategy.
To the extent permitted by applicable law, the Manager’s compliance policies and procedures and a client’s investment guidelines, the Manager may engage in “cross trades” where, as investment manager to a client account, the Manager causes that client account to purchase a security directly from (or sell a security directly to) another client account.
In certain cases, the Manager may identify investment opportunities that are suitable for the Funds and one or more private investment companies for which the Manager or one of its affiliates serves as investment manager, general partner and/or managing member (“GMO Private Funds”). In most cases, the Manager receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of a Fund. In

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addition, senior members or other portfolio managers frequently have a personal investment in a GMO Private Fund that is greater than such person’s investment in a similar Fund (or, in some cases, may have no investment in the similar Fund). The Manager itself also makes investments in GMO Private Funds. To help manage these potential conflicts, the Manager has developed and reviewed with the Trust’s Board of Trustees trade allocation policies that establish a framework for allocating initial public offerings (“IPOs”) and other limited opportunities that take into account the needs and objectives of each Fund and the other GMO clients.
Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust’s pricing policies.
Brokerage and Research Services. In selecting brokers and dealers to effect portfolio transactions for each Fund, the Manager seeks best execution. Best execution is not based solely on the explicit commission charged by the broker/dealer and, consequently, a broker/dealer effecting a transaction may be paid a commission higher than that charged by another broker/dealer for the same transaction. Seeking best price and execution involves the weighing of qualitative as well as quantitative factors, and evaluations of best execution are, to a large extent, possible, if at all, only after multiple trades have been completed. The Manager does place trades with broker/dealers that provide investment ideas and other research services, even if the relevant broker has not yet demonstrated an ability to effect best price and execution; however, trading with such a broker (as with any and all brokers) will typically be curtailed or suspended, in due course, if the Manager is not reasonably satisfied with the quality of particular trade executions, unless or until the broker has altered its execution capabilities in such a way that the Manager can reasonably conclude that the broker is capable of achieving best price and execution.
The determination of what may constitute best price and execution involves a number of considerations, including, without limitation, the overall net economic result to a Fund; the efficiency with which the transaction is effected; access to order flow; the ability of the executing broker/dealer to effect the transaction where a large block is involved; reliability (e.g., lack of failed trades); availability of the broker/dealer to stand ready to execute possibly difficult transactions in the future; technological capabilities of the broker/dealer; the broker/dealer’s inventory of securities sought; the financial strength and stability of the broker/dealer; and the relative weighting of opportunity costs (i.e., timeliness of execution) by different strategies. Additionally, regulations in certain markets, primarily emerging markets, require the Manager to identify and trade with one or a limited number of brokers on behalf of clients. In some instances, the Manager may utilize principal bids with consideration to such factors as reported broker flow, past bids and a firm’s ability and willingness to commit capital. Most of the foregoing are subjective considerations made in advance of the trade and are not always borne out by the actual execution.
The Manager’s broker/dealer selection may, in addition to the factors listed above, also be based on research services provided by the broker/dealer. In seeking best execution and in determining the overall reasonableness of brokerage commissions, the Manager may consider research

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services received by broker-dealers and therefore, may have an incentive to select or recommend a broker-dealer based on the Manager’s interest in receiving the research or other products or services, rather than on the lowest commission charged. The Manager may also direct trades to broker/dealers based in part on the broker/dealers’ history of providing, and capability to continue providing, pricing information for securities purchased. Best execution may be determined for investment strategies without regard to client specific limitations.
Generally, the Manager determines the overall reasonableness of brokerage commissions paid upon consideration of the relative merits of a number of factors, which may include: (i) the net economic effect to the particular Fund; (ii) historical and current commission rates; (iii) the kind and quality of the execution services rendered; (iv) the size and nature of the transactions effected; and (v) research services received. These factors are considered mostly over multiple transactions covering extended periods of time and are used to evaluate the relative performance of the brokers and other institutions used to effect transactions for accounts. In some instances, the Manager may evaluate best execution on principal bids based on the total commissions charged (the bid for handling a trade as a principal trade) because the trades were filled at the price set at an agreed upon time (e.g., previous night’s close). In those cases, any additional “impact” or cost is represented by the cents per share or basis points extra paid in addition to a typical commission rate.
Because the Manager will frequently use broker/dealers that provide research in all markets and that research is a factor in evaluating broker/dealers, the Manager relies on the statutory safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). However, the Manager does not participate in any formal soft dollar arrangements involving third party research (i.e., research provided by someone other than the executing broker/dealer) or the payment of any of the Manager’s out-of-pocket expenses. In all cases, the research services received by the Manager are limited to the types of research contemplated by Section 28(e) of the 1934 Act. Research services provided by broker/dealers take various forms, including personal interviews with analysts, written reports, pricing services in respect of securities, and meetings arranged with various sources of information regarding particular issuers, industries, governmental policies, specific information about local markets and applicable regulations, economic trends, and other matters. To the extent that services of value are received by the Manager, the Manager may avoid expenses which might otherwise be incurred. Such services furnished to the Manager may be used in furnishing investment or other advice to all or some subset of the Manager’s clients, including the Funds, and services received from a broker/dealer that executed transactions for a particular Fund will not necessarily be used by the Manager specifically in servicing that particular Fund.
The Funds will commence operations on or following the date of this Statement of Additional Information and, therefore, have not yet paid any amounts in brokerage commissions or acquired securities of any brokers or dealers (as defined in the 1940 Act) or of their parents.
Due to restrictions under the 1940 Act, it is possible that, as the result of certain affiliations between a broker/dealer or its affiliates and a Fund, the Manager or the Fund’s distributor, all of the Funds may refrain, or be required to refrain, from engaging in principal trades with such

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broker/dealer. Additionally, the Funds may be restricted in their ability to purchase securities issued by affiliates of the Funds’ distributor.
PROXY VOTING POLICIES AND PROCEDURES
The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Manager. Because each Fund invests in a Master Fund in reliance on Section 12(d)(1)(E) of the 1940 Act, each Fund is obligated either to seek instructions from its security holders with regard to the voting of all proxies with respect to its interest in the Master Fund and to vote such proxies only in accordance with such instructions, or to vote the shares of the Master Fund held by it in the same proportion as the vote of all other holders of the Master Fund. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Manager follows when voting proxies on behalf of the Master Funds.
The Manager’s proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Trust’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.
DISCLOSURE OF PORTFOLIO HOLDINGS
The policy of the Trust is to protect the confidentiality of each Fund’s portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved this policy and material amendments require its approval.
Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises control over those policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar investment objectives and strategies and, therefore, potentially similar portfolio holdings.
Neither GMO nor any Fund will receive any compensation or other consideration in connection with its disclosure of a Fund’s portfolio holdings.
GMO may disclose a Fund’s or a Master Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders, qualified potential shareholders as determined by GMO, and their consultants and agents (collectively, “Permitted Recipients”) by means of the GMO website. The Funds’ Prospectus describes the type of information disclosed on GMO’s website, as well as the frequency with which it is disclosed and

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the lag between the date of the information and the date of its disclosure. The largest fifteen holdings of the Funds and the Master Funds are posted monthly on GMO’s website and typically are available to shareholders without a confidentiality agreement. In addition, from time to time position attribution information regarding the Funds and the Master Funds may be posted to GMO’s website (e.g., best/worst performing positions in the Fund or the Master Funds over a specified time period). In response to market interest in specific issuers, a Fund’s and a Master Fund’s holdings in one or more issuers may be made available on a more frequent basis as circumstances warrant. Typically, no confidentiality agreement is needed to access this information.
GMO also may make Portfolio Holdings Information available to Permitted Recipients by email, or by any other means in such scope and form and with such frequency as GMO may reasonably determine, no earlier than the day next following the day on which the Portfolio Holdings Information is posted on the GMO website (provided that the Fund’s Prospectus describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund’s website where the information will be made available) or on the same day as a publicly available, routine filing with the SEC that includes the Portfolio Holdings Information. A confidentiality agreement is not required to access Portfolio Holdings Information filed with the SEC as described in the preceding sentence.
GMO also may disclose Portfolio Holdings Information to all shareholders of a Fund and their consultants and agents from time-to-time. Such disclosure may be made by email, written notice or any other means in such scope and form as GMO may reasonably determine, and generally will not be subject to a confidentiality agreement and will not be required to be posted to GMO’s website in advance.
Except as otherwise noted, to receive Portfolio Holdings Information, Permitted Recipients must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund to which the information relates.
In some cases, GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients on the GMO website or in a publicly available, routine filing with the SEC. That disclosure may only be made if senior management of GMO determines that it is in the best interests of the shareholders of the Fund to which the information relates. In addition, the third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by GMO senior management to be in the best interest of the Fund’s shareholders.
If GMO becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Portfolio Holdings Information, GMO shall cease providing such information to such recipient.
The procedures pursuant to which GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients do not apply to Portfolio

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Holdings Information provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including GMO, GMO’s affiliates, the Funds’ custodians and auditors, the Funds’ pricing service vendors, broker-dealers when requesting bids for or price quotations on securities, brokers in the normal course of trading on a Fund’s behalf, and persons assisting the Funds in the voting of proxies. In addition, (i) when an investor indicates that it wants to purchase shares of a Fund in exchange for securities acceptable to GMO, GMO may make available a list of securities that it would be willing to accept for the Fund, and, from time to time, the securities on the list may overlap with securities currently held by the Fund; and (ii) when the Fund determines to pay redemption proceeds wholly or partly in-kind with securities, GMO may make available a list of securities it intends to deliver from the Fund.
No provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holdings Information as may be required by applicable law, rules or regulations.
GMO’s General Counsel or Chief Compliance Officer may authorize exceptions to these procedures. Exceptions must be disclosed to the Chief Compliance Officer of the Trust.
If senior management of GMO identifies a potential conflict with respect to the disclosure of Portfolio Holdings Information between the interest of a Fund’s shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, GMO is required to inform the Trust’s Chief Compliance Officer of the potential conflict, and the Trust’s Chief Compliance Officer has the power to decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances. The Trust’s Chief Compliance Officer also is required to report his decision to the Board of Trustees.
GMO periodically reports the following information to the Board of Trustees:
•	Determinations made by senior management of GMO relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties;

•	The nature and scope of disclosure of Portfolio Holdings Information to third parties;

•	Exceptions to the disclosure policy authorized by GMO’s General Counsel or Chief Compliance Officer; and

•	Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.
Ongoing Arrangements To Make Portfolio Holdings Available. Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (generally, daily, except with respect to [______________], which receives holdings semi-annually and as necessary in connection with the services it provides to the Funds) to the following entities that provide on-going services to the Funds in connection with their day-to-day operations and management, provided that they agree or have a duty to maintain this information in confidence:

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Name of Recipient	Funds	Purpose of Disclosure
[____________________________________]	U.S. Equity Series Funds, Fixed Income Series Funds, and Asset Allocation Series Funds	Custodial services

	All Funds	Compliance testing

[____________________________________]	International Equity Series Funds	Custodial services and compliance testing

	U.S. Equity Series Funds	Compliance testing

Boston Global Advisors	U.S. Equity Series Funds, International Equity Series Funds, and Fixed Income Series Funds	Securities lending services

[____________________________________]	All Funds	Independent registered public accounting firm

Institutional Shareholder Services Inc. (formerly known as RiskMetrics Group, Inc.)	All Funds	Corporate actions services

Interactive Data Corporation	International Equity Series Funds	Fair value pricing

FactSet	All Funds	Data service provider
Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:

Name of Recipient	Funds	Purpose of Disclosure
Epstein & Associates, Inc.	All Funds	Software provider for Code of Ethics monitoring system

Financial Models Company Inc.	All Funds	Recordkeeping system

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DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES
The Trust, an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated May 27, 2011, as amended and restated September 13, 2011, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Trust operates as a “series investment company” that consists of separate series of investment portfolios, each of which is represented by a separate series of shares of beneficial interest. Each Fund is a series of the Trust. The fiscal year for each Fund ends on the last day of April.
Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of eighteen series: U.S. Core Equity Series Fund, Quality Series Fund, U.S. Intrinsic Value Series Fund, U.S. Growth Series Fund, International Core Equity Series Fund, International Large/Mid Cap Value Series Fund, International Growth Equity Series Fund, Developed World Stock Series Fund, Foreign Series Fund, Emerging Countries Series Fund, Core Plus Bond Series Fund, International Bond Series Fund, Emerging Country Debt Series Fund, U.S. Equity Allocation Series Fund, International Equity Allocation Series Fund, Global Equity Allocation Series Fund, Global Asset Allocation Series Fund, and Benchmark-Free Allocation Series Fund.
Interests in each portfolio (GMO Series Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding GMO Series Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a GMO Series Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the GMO Series Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses, but the Trustees have no present intention to make such charges.
The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide the shares of any series into two or more classes of shares with such preferences and special or relative rights and privileges (including conversion rights, if any) as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of three classes of shares for each series of the Trust: Class R4 Shares, Class R5 Shares, and Class R6 Shares.
The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders’ investments in such a portfolio would be evidenced by a separate series of shares.
The Declaration of Trust provides for the perpetual existence of the Trust. While the Declaration of Trust further provides that the Trustees may terminate the Trust at any time, the 1940 Act

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requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.
Shareholders should be aware that to the extent a shareholder’s investment in a Fund exceeds certain threshold amounts or percentages, the investment may constitute a reportable acquisition under the Hart-Scott-Rodino Act (“HSR”) and the shareholder may be required to make a corresponding filing under HSR. HSR regulations are complex and shareholders should consult their legal advisers about the precise HSR filing consequences of an investment in a Fund.
[On [          ], 2011, the Manager, a Delaware limited liability company, held beneficially greater than 25% of the outstanding shares of U.S. Core Equity Series Fund. The other Funds will commence operations on or following the date of this Statement of Additional Information and, therefore, no shareholder holds beneficially greater than 25% of the outstanding shares of such Funds as of the date of this Statement of Additional Information.]
VOTING RIGHTS
The Shareholders shall have power to vote only on matters that the Trustees consider necessary or desirable. Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) as to any matter on which it is entitled to vote.
Normally the Trust does not hold meetings of shareholders to elect Trustees except in accordance with the 1940 Act (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders.
The Trustees may modify the rights and preferences of any shares. Voting rights are not cumulative.
SHAREHOLDER AND TRUSTEE LIABILITY
Under Massachusetts law, shareholders could, under some circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of that disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of a Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares is unable to meet its obligations.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a

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Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Trust of the Trustees and the officers of the Trust except for any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Trustees and officers may not be indemnified against any liability to the Trust or the Trust shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS’ SHARES
[On [          ], 2011, the Manager held beneficially greater than [          ]% of the outstanding shares of U.S. Core Equity Series Fund. The other Funds will commence operations on or following the date of this Statement of Additional Information and, therefore, no shareholder owns beneficially 5% or more of the outstanding shares of such Funds as of the date of this Statement of Additional Information.]
FINANCIAL STATEMENTS
[U.S. Core Equity Series Fund’s initial audited financial statements (with respect to its initial seed audit) to be attached by amendment. The other Funds will commence operations on or following the date of this Statement of Additional Information and, therefore, have no financial statements as of the date of this Statement of Additional Information.]

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COMMERCIAL PAPER AND CORPORATE DEBT RATINGS
Commercial Paper Ratings
Standard & Poor’s. Standard & Poor’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. The following are excerpts from Standard & Poor’s short-term issue credit ratings definitions:
A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2 — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 — A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B — A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B-1 — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-2 — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3 — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D — A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Moody’s. Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs, or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. The following are excerpts from Moody’s short-term ratings definitions:
P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
Corporate Debt Ratings
Standard & Poor’s. A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The following are excerpts from Standard & Poor’s long-term issue credit ratings definitions:
AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, and C — Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.
C — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or Minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Moody’s. Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The following are excerpts from Moody’s long-term obligation ratings definitions:
Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B — Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

GMO SERIES TRUST
PART C. OTHER INFORMATION
Item 28. Exhibits
(a)	1.	Agreement and Declaration of Trust of GMO Series Trust (the “Trust” or “Registrant”), dated May 27, 2011 (the “Declaration of Trust”) — previously filed with the SEC as part of the Initial Registration Statement of the Registrant on Form N-1A on May 31, 2011, and hereby incorporated by reference; and

	2.	Amended and Restated Declaration of Trust, dated September 13, 2011 —previously filed with the SEC as part of Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 2 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Pre-Effective Amendment No. 2”) on September 15, 2011, and hereby incorporated by reference.

(b)		By-Laws of the Trust, effective as of [ ] — to be filed by amendment.

(c)		Please refer to Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Declaration of Trust — previously filed with the SEC as part of Pre-Effective Amendment No. 2 on September 15, 2011, and hereby incorporated by reference.

(d)	1.	Form of Management Contract between the Trust, on behalf of GMO U.S. Core Equity Series Fund, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) — previously filed with the SEC as part of Pre-Effective Amendment No. 2 on September 15, 2011, and hereby incorporated by reference;

	2.	Form of Management Contract between the Trust, on behalf of GMO Quality Series Fund, and GMO — to be filed by amendment;

	3.	Form of Management Contract between the Trust, on behalf of GMO U.S. Intrinsic Value Series Fund, and GMO — to be filed by amendment;

	4.	Form of Management Contract between the Trust, on behalf of GMO U.S. Growth Series Fund, and GMO — to be filed by amendment;

	5.	Form of Management Contract between the Trust, on behalf of GMO International Core Equity Series Fund, and GMO — to be filed by amendment;

6.	Form of Management Contract between the Trust, on behalf of GMO International Large/Mid Cap Value Series Fund, and GMO — to be filed by amendment;

7.	Form of Management Contract between the Trust, on behalf of GMO International Growth Equity Series Fund, and GMO — to be filed by amendment;

8.	Form of Management Contract between the Trust, on behalf of GMO Developed World Stock Series Fund, and GMO — to be filed by amendment;

9.	Form of Management Contract between the Trust, on behalf of GMO Foreign Series Fund, and GMO — to be filed by amendment;

10.	Form of Management Contract between the Trust, on behalf of GMO Emerging Countries Series Fund, and GMO — to be filed by amendment;

11.	Form of Management Contract between the Trust, on behalf of GMO Core Plus Bond Series Fund, and GMO — to be filed by amendment;

12.	Form of Management Contract between the Trust, on behalf of GMO International Bond Series Fund, and GMO — to be filed by amendment;

13.	Form of Management Contract between the Trust, on behalf of GMO Emerging Country Debt Series Fund, and GMO — to be filed by amendment;

14.	Form of Management Contract between the Trust, on behalf of GMO U.S. Equity Allocation Series Fund, and GMO — to be filed by amendment;

15.	Form of Management Contract between the Trust, on behalf of GMO International Equity Allocation Series Fund, and GMO — to be filed by amendment;

16.	Form of Management Contract between the Trust, on behalf of GMO Global Equity Allocation Series Fund, and GMO — to be filed by amendment;

17.	Form of Management Contract between the Trust, on behalf of GMO Global Asset Allocation Series Fund, and GMO — to be filed by amendment; and

18.	Form of Management Contract between the Trust, on behalf of GMO Benchmark-Free Allocation Series Fund, and GMO — to be filed by amendment.

(e)	1.	Conforming Distribution Agreement (“Distribution Agreement”), dated August 23, 2011, between the Trust and Funds Distributor, LLC — previously filed with the SEC as part of Pre-Effective Amendment No. 2 on September 15, 2011, and hereby incorporated by reference; and

		(i) Schedule A to the Distribution Agreement as amended as of [ ] — to be filed by amendment.

(f)		None.

(g)	1.	Conforming Custodian Agreement (“State Street Custodian Agreement”), dated August 23, 2011, between the Trust and State Street Bank and Trust Company (“State Street Bank”) — previously filed with the SEC as part of Pre-Effective Amendment No. 2 on September 15, 2011, and hereby incorporated by reference;

		(i) Schedule A to the State Street Custodian Agreement as amended as of [ ] — to be filed by amendment;

	2.	Conforming Custodian Agreement (the “BBH Custodian Agreement”), dated [ ], between the Trust and Brown Brothers Harriman & Co. (“BBH”) — to be filed by amendment;

	3.	Form of Accounting Agency Agreement (the “Accounting Agency Agreement”), dated [ ], between the Trust and BBH — to be filed by amendment;

	4.	Form of 17f-5 Delegation Schedule (the “Delegation Schedule”), dated [ ], between the Trust and BBH — to be filed by amendment;

	5.	Form of Delegation Agreement (the “Delegation Agreement”), dated [ ], between the Trust and IBT — to be filed by amendment.

(h)	1.	Conforming Transfer Agency and Service Agreement (“Transfer Agency Agreement”), dated August 23, 2011, between the Trust and State Street Bank — previously filed with the SEC as part of Pre-Effective Amendment No. 2 on September 15, 2011, and hereby incorporated by reference;

		(i) Schedule A to the Transfer Agency Agreement as amended as of [ ] — to be filed by amendment;

	2.	Form of Administration Agreement (“GMO Administration Agreement”) between the Trust, dated [ ], on behalf of the Funds listed on Exhibit I thereto (as Exhibit I may be amended from time to time), and GMO —

previously filed with the SEC as part of Pre-Effective Amendment No. 2 on September 15, 2011, and hereby incorporated by reference;
(i) Exhibit I to the GMO Administration Agreement as amended as of [ ] — to be filed by amendment;

	3.	Conforming Administration Agreement (“State Street Administration Agreement”), dated August 23, 2011, between GMO and State Street Bank — previously filed with the SEC as part of Pre-Effective Amendment No. 2 on September 15, 2011, and hereby incorporated by reference;

(i) Schedule A to the State Street Administration Agreement as amended as of [ ] — to be filed by amendment;

	4.	Notification of Undertaking to Reimburse Certain Fund Expenses by GMO to the Trust, dated as of [ ] — to be filed by amendment.

(i)		Opinion and Consent of Legal Counsel — to be filed by amendment.

(j)		Consent of Independent Registered Public Accounting Firm — to be filed by amendment.

(k)		Not applicable.

(l)		Form of Initial Capital and Subscription Agreement — Previously filed with the SEC as part of Pre-Effective Amendment No. 2 to the Registration Statement under the 1933 Act and Amendment No. 2 to the Registration Statement under the 1940 Act on September 15, 2011, and hereby incorporated by reference.

(m)		Not applicable.

(n)		Plan pursuant to Rule 18f-3 under the 1940 Act, effective [ ].

(o)		Reserved.

(p)	1.	GMO Code of Ethics, dated May 20, 2011, adopted by GMO, GMO Australasia LLC, GMO Australia Ltd., GMO Singapore PTE Ltd., GMO Switzerland GMBH, GMO U.K. Ltd., GMO Woolley Ltd., GMO Renewable Resources LLC, GMO Renewable Resources (in New Zealand), and GMO Renewable Resources Uruguay, SRL — previously filed with the SEC as part of Pre-Effective Amendment No. 2 on September 15, 2011, and hereby incorporated by reference;.

	2.	GMO Series Trust and GMO Trust Code of Ethics, dated September 5, 2008, as adopted by the Trust on [ ] — to be filed by amendment; and

3.	Code of Ethics for the Independent Trustee of GMO Series Trust, dated [ ], adopted by the Board of Trustees of the Trust — to be filed by amendment.
Item 29.	Persons Controlled by or Under Common Control with a Fund
     None.
Item 30.	Indemnification
     Please refer to Article VIII (Indemnification) of the Amended and Restated Declaration of Trust.
     In addition, the Trust will maintain a trustees and officers liability insurance policy under which the Trust and its trustees and officers will be named insureds. The Trust also has entered into agreements with each of its trustees pursuant to which each of the Funds has agreed to indemnify each Trustee to the maximum extent permitted by applicable law against any liability and expense incurred by the Trustee by reason of the Trustee being or having been a Trustee.
     Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Trust’s By-laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31.	Business and Other Connections of Investment Adviser
     A description of the business of Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser of the Fund (the “Investment Adviser”), is set forth under the captions “Management of the Trust” in the prospectuses and “Investment Advisory and Other Services” in the statements of additional information, all forming part of this Registration Statement.
     Except as set forth below, the directors, officers, and members of the Investment Adviser, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors, officers, or members of the Investment Adviser or certain of its affiliates. Certain directors, officers, and members of the Investment Adviser serve as officers or trustees of the Registrant as set forth under the caption “Management of the Trust” in the Registrant’s statements of additional information, forming part of this Registration Statement, and/or as officers and/or directors of certain private investment companies managed by the Investment Adviser or certain of its affiliates. The address of the Investment Adviser and the Registrant is 40 Rowes Wharf, Boston, Massachusetts 02110.

Position with Investment
Name	Adviser	Other Connections
Arjun Divecha	Member, Chairman of the Board of Directors, and Investment Director	Board Member, Divecha Centre for Climate Change, Indian Institute of Science, Bengaluru, India; Director, Frog Hollow Fresh LLC, P.O. Box 872, Brentwood, CA 94513

R. Jeremy Grantham	Founding Member, Member of the Board of Directors, and Chief Investment Strategist	Board Member, Divecha Centre for Climate Change, Indian Institute of Science, Bengaluru, India; CFA Institute — Investors’ Working Group (IWG) Member, 560 Ray C. Hunt Drive, Charlottesville, VA 22903; MSPCC Investment Committee, 555 Amory Street, Jamaica Plain, MA 02130; Board Member, Imperial College of London — Grantham Institute for Climate Change, London SW7 2AZ; Board Member, London School of Economics — Grantham Institute for Climate Change, Houghton Street, London, WC2A 2AE

John Rosenblum	Member and Vice Chairman of the Board of Directors	Trustee, Jamestown-Yorktown Foundation, Inc., P.O. Box 1607, Williamsburg, VA 23187-1607; American Civil War Center Foundation, 200 S. Third St., Richmond, VA 23219; Chair of the Board, The Apprenticeshop (f/k/a Atlantic Challenge), 643 Main St., Rockland, ME 04841; University Symphony Society, 112 Old Cabell Hall, Charlottesville, VA 22903; Treasurer and Board Member, Farnsworth Art Museum, 16 Museum Street, Rockland, Maine 04841; Board Member, Maine Media Workshops and Maine Media College, 70 Camden Street, Rockport, ME 04856

Eyk Van Otterloo	Founding Member and Member of the Board of Directors	Chairman of the Board, Chemonics International, 1133 20th Street, NW, Suite 600, Washington, D.C. 20036; Board Member, CliniLabs, 423 W. 55th Street, 4th Floor, New York, NY 10019; Overseer, Peabody Essex Museum, East India Square, Salem, MA 01970; Member, Board of Commissioners, Groothandelsgebouw NV, 45 Stationsplein P.O. Box 29057, 3001GB Rotterdam, Netherlands

Item 32.	Principal Underwriters
Item 32(a).	Funds Distributor, LLC (“FD”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
GMO Series Trust
GMO Trust
Munder Series Trust II
Munder Series Trust
Mirae Asset Discovery Funds
Item 32(b).	The following are officers and directors of FD, the Registrant’s principal underwriter. FD’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Director or Officer	Positions with FD	Positions with Registrant
Mark A. Fairbanks	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Vice President and Director of Compliance	None
Item 32(c).	None.
Item 33.	Location of Accounts and Records
     The accounts, books, and other documents required to be maintained by Section 31(a) and the rules thereunder will be maintained at the offices of the Registrant, 40 Rowes Wharf, Boston, MA 02110, and at the offices of the Registrant’s investment adviser, Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110; the Registrant’s distributor, Funds Distributor, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101; and the Registrant’s custodian and transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.
Item 34.	Management Services
     Not applicable.
Item 35.	Undertakings
     None.

Notice
A copy of the Declaration of Trust, together with all amendments thereto, is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Series Trust, has duly caused this Post-Effective Amendment No. 2 under the Securities Act and Amendment No. 4 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 7th day of October, 2011.

GMO Series Trust
By:	J.B. KITTREDGE*
J.B. Kittredge
	Title:	President, Chief Executive Officer and Principal Executive Officer

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 2 to GMO Series Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

J.B. KITTREDGE* J.B. Kittredge	Trustee; President; Chief Executive Officer; Principal Executive Officer	October 7, 2011

SHEPPARD N. BURNETT* Sheppard N. Burnett	Treasurer; Chief Financial Officer; Principal Financial and Accounting Officer	October 7, 2011

MARIA D. FURMAN* Maria D. Furman	Trustee	October 7, 2011

* By:	/s/ Jason B. Harrison
Jason B. Harrison
Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of J.B. Kittredge and Sheppard N. Burnett, filed with the SEC as part of the Initial Registration Statement of the Registrant on May 31, 2011, and pursuant to Power of Attorney for Maria D. Furman filed with the SEC as part of Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act and Amendment No. 2 to the Registration Statement under the 1940 Act on September 15, 2011.
GMO SERIES TRUST POST-EFFECTIVE AMENDMENT NO. 2

EXHIBIT INDEX
GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit
1	Certificate of Clerk of the Trust certifying action by written consent of the sole Trustee of the Trust required pursuant to Rule 483 under the Securities Act of 1933.

10